UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax Managed International Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 24.1%
Capital Markets - 6.3%
Credit Suisse Group AG	2,194,213	$100,529,987
Deutsche Bank AG	925,400	56,255,549
Julius Baer Holding AG	909,519	35,373,166
Macquarie Group Ltd.	1,502,000	47,022,387
Man Group PLC	9,597,141	43,992,282

		283,173,371

Commercial Banks - 11.8%
Australia & New Zealand Banking Group Ltd.	2,568,400	34,037,600
Banco Santander Central Hispano SA	3,936,657	47,586,749
Barclays PLC	5,766,400	26,796,742
BNP Paribas SA	1,240,500	80,895,676
Canadian Imperial Bank of Commerce/Canada	257,000	12,883,695
Commonwealth Bank of Australia	877,200	27,496,540
Credit Agricole SA	2,213,984	27,759,325
HSBC Holdings PLC	894,116	7,449,034
Intesa Sanpaolo SpA (a)	5,717,100	18,474,822
Lloyds Banking Group PLC	19,038,133	21,946,963
Mitsubishi UFJ Financial Group, Inc.	1,747,500	10,790,448
National Australia Bank Ltd.	1,332,721	24,010,523
National Bank of Canada	334,700	15,466,728
Nordea Bank AB	1,759,870	13,986,334
Royal Bank of Canada	222,700	9,107,887
Royal Bank of Scotland Group PLC (London Virt-X) (a)	109,854	69,823
Societe Generale-Class A	502,253	27,568,867
Standard Chartered PLC	3,621,151	68,088,594
Sumitomo Mitsui Financial Group, Inc.	598,500	24,218,466
UniCredito Italiano SpA (a)	2,262,100	5,721,487
United Overseas Bank Ltd.	1,079,000	10,887,959
Westpac Banking Corp.	711,300	11,572,592

		526,816,854

Consumer Finance - 0.0%
ORIX Corp.	11,260	670,197

Diversified Financial Services - 1.9%
Deutsche Boerse AG	284,240	22,120,812
Hong Kong Exchanges and Clearing Ltd.	2,183,900	33,783,402
ING Group	3,022,263	30,618,540

		86,522,754

Insurance - 2.9%
Allianz SE	345,100	31,832,710
Aviva PLC	3,881,307	21,853,232
Fairfax Financial Holdings Ltd.	46,200	11,598,160
Intact Financial Corp.	326,800	9,566,728
Muenchener Rueckversicherungs AG (MunichRe)	223,000	30,128,346
QBE Insurance Group Ltd.	1,408,156	22,533,355

		127,512,531

Real Estate Management & Development - 1.2%
Brookfield Properties Corp. (Toronto)	1,142,900	9,039,831
Lend Lease Corp. Ltd.	1,556,800	8,760,904
Mitsui Fudosan Co., Ltd.	802,000	13,910,009
Sun Hung Kai Properties Ltd.	1,801,000	22,433,767

		54,144,511

		1,078,840,218

Energy - 11.2%
Energy Equipment & Services - 1.5%
Saipem SpA	1,645,900	40,211,745
Tenaris SA	2,108,402	28,762,619

		68,974,364

Oil, Gas & Consumable Fuels - 9.7%
BG Group PLC	3,056,820	51,475,911
BP PLC	7,104,200	56,136,047
ENI SpA	1,669,640	39,598,785
Nexen, Inc.	581,490	12,633,153
Oil Search Ltd.	5,973,424	26,116,950
Petro-Canada	759,500	29,331,333
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	2,534,116	63,497,570
StatoilHydro ASA	3,580,950	70,735,063
Suncor Energy, Inc. (New York Stock Exchange)	411,900	12,497,046
Talisman Energy, Inc.	1,080,800	15,526,947
Total SA	683,100	37,024,235
Tullow Oil PLC	1,136,210	17,597,603

		432,170,643

		501,145,007

Consumer Discretionary - 9.8%
Auto Components - 0.2%
Denso Corp.	416,600	10,678,561

Automobiles - 3.3%
Bayerische Motoren Werke AG	570,400	21,546,770
Honda Motor Co. Ltd.	1,279,200	35,191,862
Nissan Motor Co. Ltd.	7,321,900	44,435,792
Renault SA (a)	724,700	26,774,966
Toyota Motor Corp.	442,800	16,745,528

		144,694,918

Distributors - 0.2%
Li & Fung Ltd.	3,526,000	9,346,620

Hotels, Restaurants & Leisure - 1.6%
Carnival PLC	1,374,130	36,598,071
Compass Group PLC	3,431,590	19,370,317
Thomas Cook Group PLC	2,253,000	7,634,188
TUI Travel PLC	2,490,300	9,519,584

		73,122,160

Household Durables - 1.1%
Electrolux AB Series B (a)	443,300	6,201,602
Sharp Corp.	1,964,000	20,375,004
Sony Corp.	854,900	22,303,488

		48,880,094

Leisure Equipment & Products - 0.2%
Namco Bandai Holdings, Inc.	804,200	8,820,239

Media - 1.3%
Lagardere SCA	607,300	20,246,769
Pearson PLC	1,522,196	15,328,952
SES SA (FDR)	1,236,519	23,644,611

		59,220,332

Multiline Retail - 0.4%
Next PLC	741,788	17,972,301

Specialty Retail - 1.1%
Fast Retailing Co. Ltd.	94,600	12,328,691
Hennes & Mauritz AB-Class B	343,100	17,132,457
Kingfisher PLC	6,357,300	18,651,426

		48,112,574

Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SA	179,700	13,781,784
Yue Yuen Industrial Holdings Ltd.	2,015,000	4,511,613

		18,293,397

		439,141,196

Materials - 9.2%
Chemicals - 2.9%
BASF SE	806,500	32,132,184
JSR Corp.	1,104,900	18,925,414
Mitsubishi Chemical Holdings Corp.	3,123,500	13,211,618
Shin-Etsu Chemical Co. Ltd.	192,400	8,923,295
Syngenta AG	188,868	43,943,108
Yara International ASA	367,100	10,335,005

		127,470,624

Construction Materials - 0.3%
CRH PLC (Dublin)	605,903	13,926,128

Containers & Packaging - 0.3%
Amcor Ltd.	3,145,695	12,648,931

Metals & Mining - 5.1%
Anglo American PLC	538,200	15,736,486
ArcelorMittal (Euronext Amsterdam)	2,300,755	76,138,718

Barrick Gold Corp.	790,829	26,618,197
BHP Billiton Ltd.	462,700	12,676,052
BHP Billiton PLC	1,420,168	32,008,644
IAMGOLD Corp.	1,004,700	10,175,271
JFE Holdings, Inc.	305,200	10,253,899
Rio Tinto PLC	734,528	25,437,770
Xstrata PLC	1,885,240	20,489,295

		229,534,332

Paper & Forest Products - 0.6%
Svenska Cellulosa AB-Class B	2,601,000	27,384,393

		410,964,408

Industrials - 9.1%
Aerospace & Defense - 0.9%
BAE Systems PLC	3,654,520	20,421,545
Bombardier, Inc.-Class B	2,800,000	8,305,034
Rolls-Royce Group PLC	1,875,400	11,212,972

		39,939,551

Air Freight & Logistics - 0.4%
Deutsche Post AG	1,249,490	16,314,462

Airlines - 0.5%
Deutsche Lufthansa AG	721,800	9,064,796
Qantas Airways Ltd.	8,225,930	13,320,188

		22,384,984

Electrical Equipment - 1.6%
Furukawa Electric Co. Ltd.	1,677,000	7,544,259
Gamesa Corp. Tecnologica SA	1,042,970	19,884,275
Schneider Electric SA	279,217	21,370,622
Vestas Wind Systems A/S (a)	309,000	22,175,267

		70,974,423

Industrial Conglomerates - 0.5%
Koninklijke Philips Electronics NV	589,520	10,884,282
Siemens AG	187,900	12,993,685

		23,877,967

Machinery - 1.5%
Atlas Copco AB-Class A	1,600,700	16,117,770
MAN AG	150,438	9,256,319
NGK Insulators Ltd.	728,000	14,837,910
Vallourec	95,500	11,672,722
Volvo AB-Class B	2,321,750	14,379,860

		66,264,581

Marine - 0.3%
Mitsui OSK Lines Ltd.	2,113,000	13,654,925

Professional Services - 0.6%
Adecco SA	133,800	5,592,459
Experian PLC	1,481,200	11,107,968
Randstad Holding NV (a)	391,300	10,874,306

		27,574,733

Trading Companies & Distributors - 2.6%
Mitsubishi Corp.	2,380,300	43,924,186

Mitsui & Co. Ltd.	5,693,000	67,460,211
Wolseley PLC (a)	320,600	6,137,340

		117,521,737

Transportation Infrastructure - 0.2%
Macquarie Infrastructure Group	6,681,582	7,680,920

		406,188,283

Health Care - 9.1%
Health Care Equipment & Supplies - 0.3%
Alcon, Inc.	97,300	11,298,476

Health Care Providers & Services - 1.0%
Celesio AG	385,300	8,850,837
Fresenius Medical Care AG & Co. KGaA	818,461	36,778,460

		45,629,297

Pharmaceuticals - 7.8%
AstraZeneca PLC	1,069,200	47,143,673
Bayer AG	594,000	31,921,464
GlaxoSmithKline PLC	2,575,100	45,484,810
Novartis AG	765,930	31,178,880
Novo Nordisk A/S-Class B	666,827	36,318,868
Roche Holding AG	400,953	54,630,693
Sanofi-Aventis	1,722,773	101,797,665

		348,476,053

		405,403,826

Consumer Staples - 7.5%
Beverages - 0.9%
Anheuser-Busch InBev NV	1,134,190	41,124,935

Food & Staples Retailing - 2.9%
Aeon Co. Ltd.	1,224,600	12,083,078
Casino Guichard Perrachon SA	81,900	5,546,699
Delhaize Group	224,800	15,826,788
Koninklijke Ahold NV	1,904,806	21,959,413
Metro AG	242,700	11,595,686
Tesco PLC	10,865,138	63,450,791

		130,462,455

Food Products - 1.4%
Associated British Foods PLC	1,571,000	19,791,909
Nestle SA	741,432	27,995,315
Suedzucker AG	300,800	6,096,568
Unilever PLC	415,491	9,764,908

		63,648,700

Household Products - 1.0%
Reckitt Benckiser Group PLC	980,736	44,788,201

Personal Products - 0.4%
L’Oreal SA	207,300	15,560,625

Tobacco - 0.9%
British American Tobacco PLC	1,445,581	39,904,068

		335,488,984

Telecommunication Services - 7.0%
Diversified Telecommunication Services - 5.5%
BCE, Inc.	471,300	9,724,627
Deutsche Telekom AG	1,678,200	19,840,482
France Telecom SA	1,279,400	29,110,846
Nippon Telegraph & Telephone Corp.	706,600	28,776,565
Telecom Corp. of New Zealand Ltd.	9,190,388	16,123,597
Telecom Italia SpA (ordinary shares)	15,793,600	21,897,434
Telecom Italia SpA (savings shares)	11,715,800	11,541,304
Telefonica SA	4,087,434	92,823,563
TELUS Corp.-Class A	632,600	16,316,038

		246,154,456

Wireless Telecommunication Services - 1.5%
KDDI Corp.	1,231	6,531,740
Vodafone Group PLC	30,470,300	59,262,909

		65,794,649

		311,949,105

Information Technology - 6.6%
Communications Equipment - 1.7%
Nokia OYJ	2,364,600	34,634,445
Research In Motion Ltd. (a)	204,631	14,539,033
Telefonaktiebolaget LM Ericsson-Class B	2,867,000	28,244,037

		77,417,515

Computers & Peripherals - 1.3%
Fujitsu Ltd.	5,793,000	31,468,899
Toshiba Corp.	7,366,000	26,686,593

		58,155,492

Electronic Equipment, Instruments & Components - 2.0%
FUJIFILM Holdings Corp.	394,100	12,542,151
Hitachi High-Technologies Corp.	443,400	7,533,545
Hoya Corp.	518,100	10,378,521
Keyence Corp.	148,600	30,274,084
Nippon Electric Glass Co. Ltd.	2,513,000	28,094,005

		88,822,306

Office Electronics - 0.5%
Canon, Inc.	635,100	20,744,909

Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	1,013,000	21,956,663
Tokyo Electron Ltd.	231,500	11,172,163

		33,128,826

Software - 0.3%
SAP AG	367,300	14,808,854

		293,077,902

Utilities - 3.9%
Electric Utilities - 1.2%
E.ON AG	1,078,800	38,294,925
Electricite de France	115,200	5,624,970
The Tokyo Electric Power Co., Inc.	305,300	7,849,658

		51,769,553

Independent Power Producers & Energy Traders - 0.6%
Drax Group PLC	1,021,400	7,393,540
Iberdrola Renovables SA (a)	4,669,200	21,406,019

		28,799,559

Multi-Utilities - 2.1%
Centrica PLC	13,258,898	48,753,421
GDF Suez	285,437	10,684,498
National Grid PLC	905,200	8,168,260
RWE AG	329,930	26,017,975

		93,624,154

		174,193,266

Total Common Stocks (cost $4,954,205,473)		4,356,392,195

RIGHTS - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Rio Tinto PLC (a)	385,627	13,354,822

Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (a)	1,354,732	2

Total Rights (cost $15,876,968)		13,354,824

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
State Street Bank & Trust Co. 0.00%, 06/30/2009 due 07/01/09 in the amount of $84,024,000 (collateralized by $85,220,000 FHLB & FHLMC, 0.9% to 2.875%, due 04/08/10 to 11/23/10, value $85,705,163) (cost $84,024,000)	$84,024	84,024,000

Total Investments - 99.7% (cost $5,054,106,441)		4,453,771,019
Other assets less liabilities - 0.3%		12,415,589

Net Assets - 100.0%		$4,466,186,608

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	514	September 2009	$17,519,722	$17,291,126	$(228,596)
FTSE 100 Index Futures	119	September 2009	8,432,533	8,257,947	(174,586)

					$(403,182)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 7/15/09	104,009	$73,235,857	$83,731,241	$10,495,384
Australian Dollar settling 7/15/09	61,382	46,458,501	49,414,868	2,956,367
Australian Dollar settling 7/15/09	45,674	35,712,957	36,769,324	1,056,367
Australian Dollar settling 10/15/09	86,422	68,674,378	69,105,404	431,026
British Pound settling 7/15/09	41,969	67,107,172	69,046,698	1,939,526
British Pound settling 7/15/09	30,553	49,285,655	50,265,285	979,630
British Pound settling 7/15/09	59,559	97,108,567	97,985,472	876,905
Euro settling 7/15/09	17,333	22,487,834	24,315,866	1,828,032
Euro settling 7/15/09	25,939	33,983,981	36,388,927	2,404,946
Japanese Yen settling 7/15/09	45,878,484	469,042,806	476,308,397	7,265,591
New Zealand Dollar settling 7/15/09	130,835	72,499,599	84,352,488	11,852,889
Norwegian Krone settling 7/15/09	866,610	128,301,133	134,727,282	6,426,149
Norwegian Krone settling 7/15/09	221,604	33,267,380	34,451,604	1,184,224

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swedish Krona settling 7/15/09	87,418	$11,306,878	$11,331,010	$24,132
Sale Contracts:
British Pound settling 7/15/09	253,698	366,913,270	417,379,714	(50,466,444)
Canadian Dollar settling 7/15/09	157,744	127,344,355	135,626,202	(8,281,847)
Canadian Dollar settling 7/15/09	31,583	25,661,171	27,154,645	(1,493,474)
Canadian Dollar settling 7/15/09	34,438	29,748,454	29,609,336	139,118
Canadian Dollar settling 7/15/09	20,009	17,965,916	17,203,473	762,443
Euro settling 7/15/09	43,272	60,575,174	60,704,793	(129,619)
Euro settling 10/15/09	19,701	27,565,048	27,631,770	(66,722)
Japanese Yen settling 7/15/09	5,144,501	51,999,323	53,409,983	(1,410,660)
Japanese Yen settling 7/15/09	5,280,541	55,491,183	54,822,343	668,840
Japanese Yen settling 7/15/09	4,715,848	49,402,334	48,959,726	442,608
Japanese Yen settling 7/15/09	5,697,565	59,173,348	59,151,868	21,480
Japanese Yen settling 7/15/09	3,082,668	31,607,058	32,004,123	(397,065)
Swedish Krona settling 7/15/09	794,868	93,847,870	103,029,781	(9,181,911)
Swedish Krona settling 7/15/09	197,219	24,097,824	25,563,277	(1,465,453)
Swiss Franc settling 7/15/09	155,726	134,318,342	143,345,104	(9,026,762)

(a)	Non-income producing security.

(b)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $252,625,501 ang gross unrealized depreciation of investments was $(852,960,923), resulting in net unrealized depreciation of $(600,335,422). An amount equivalent to U.S. $2,749,370 has been segregated to collateralize margin requirements for the open futures contract at June 30, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FDR	- Fiduciary Depositary Receipt
FHLB	- Federal Home Loan Bank

Country Breakdown *

Sanford C. Bernstein Fund, Inc.

Tax Managed International Portfolio

June 30, 2009 (unaudited)

Summary

22.2%	United Kingdom
14.7%	Japan
10.3%	France
9.8%	Germany
7.0%	Switzerland
5.6%	Australia
5.3%	Netherlands
5.0%	Canada
4.1%	Spain
3.7%	Italy
2.8%	Sweden
1.8%	Norway
1.6%	Hong Kong
4.2%	Other
1.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of June 30, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Belgium, Denmark, Finland, Ireland, New Zealand and Singapore.

Tax Managed International Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$260,065,954	$4,081,517,387	+	$14,808,854	$4,356,392,195
Rights	13,354,822	—		2	13,354,824
Short-Term Investments	—	84,024,000		—	84,024,000

Total Investments in Securities	273,420,776	4,165,541,387		14,808,856	4,453,771,019

Other Financial Instruments*	(403,182)	(30,164,300)		—	(30,567,482)

	$273,017,594	$4,135,377,087		$14,808,856	$4,423,203,537

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 9/30/08	$—	$—	$—
Accrued discounts /premiums	—	—	—
Realized gain (loss)	325,238	—	325,238
Change in unrealized appreciation/depreciation	(865,485)	2	(865,483)
Net purchases (sales)	15,349,101	—	15,349,101
Net transfers in and/or out of Level 3	—	—	—

Balance as of 6/30/09	$14,808,854	$2	$14,808,856

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$(865,485)	$2	$(865,483)

Sanford C. Bernstein Fund, Inc.

International Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Financials - 24.2%
Capital Markets - 6.4%
Credit Suisse Group AG	1,029,226	$47,154,982
Deutsche Bank AG	433,600	26,358,770
Julius Baer Holding AG	427,876	16,641,026
Macquarie Group Ltd.	638,400	19,986,080
Man Group PLC	4,404,796	20,191,120

		130,331,978

Commercial Banks - 11.4%
Australia & New Zealand Banking Group Ltd.	834,100	11,053,871
Banco Santander Central Hispano SA	1,843,404	22,283,273
Barclays PLC	2,135,299	9,922,838
BNP Paribas SA	530,870	34,619,175
Commonwealth Bank of Australia	405,500	12,710,724
Credit Agricole SA	870,350	10,912,603
HSBC Holdings PLC	414,675	3,454,729
Intesa Sanpaolo SpA (a)	2,240,700	7,240,827
Lloyds Banking Group PLC	9,825,555	11,326,798
Mitsubishi UFJ Financial Group, Inc.	799,500	4,936,746
National Australia Bank Ltd.	560,421	10,096,638
National Bank of Canada	110,600	5,110,906
Nordea Bank AB	950,260	7,552,066
Royal Bank of Canada	168,100	6,874,880
Societe Generale-Class A	298,866	16,404,874
Standard Chartered PLC	1,714,423	32,236,339
Sumitomo Mitsui Financial Group, Inc.	301,000	12,180,047
United Overseas Bank Ltd.	739,000	7,457,092
Westpac Banking Corp.	338,200	5,502,391

		231,876,817

Consumer Finance - 0.3%
ORIX Corp.	87,330	5,197,893

Diversified Financial Services - 2.0%
Deutsche Boerse AG	135,574	10,550,967
Hong Kong Exchanges and Clearing Ltd.	1,224,500	18,942,157
ING Group	1,138,200	11,531,102

		41,024,226

Insurance - 3.0%
Allianz SE	160,100	14,767,942
Aviva PLC	2,632,488	14,821,907

Fairfax Financial Holdings Ltd.	20,500	5,146,370
Industrial Alliance Insurance and Financial Services, Inc.	120,400	2,665,434
Muenchener Rueckversicherungs AG (MunichRe)	103,400	13,969,825
QBE Insurance Group Ltd.	665,558	10,650,280

		62,021,758

Real Estate Management & Development - 1.1%
Lend Lease Corp. Ltd.	241,056	1,356,544
Mitsui Fudosan Co., Ltd.	583,000	10,111,640
Sun Hung Kai Properties Ltd.	853,000	10,625,210

		22,093,394

		492,546,066

Energy - 11.2%
Energy Equipment & Services - 1.6%
Saipem SpA	773,900	18,907,509
Tenaris SA	995,445	13,579,766

		32,487,275

Oil, Gas & Consumable Fuels - 9.6%
BG Group PLC	1,444,318	24,321,872
BP PLC	3,559,000	28,122,546
ENI SpA	807,100	19,141,958
Nippon Mining Holdings, Inc.	925,500	4,782,514
Oil Search Ltd.	1,352,514	5,913,449
Petro-Canada	235,200	9,083,252
Royal Dutch Shell PLC-Class B	181,196	4,561,684
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,044,169	26,163,836
StatoilHydro ASA	1,729,134	34,155,853
Suncor Energy, Inc.	288,000	8,737,920
Talisman Energy, Inc.	255,400	3,669,117
Total SA	297,400	16,119,174
Tullow Oil PLC	669,000	10,361,462

		195,134,637

		227,621,912

Consumer Discretionary - 9.7%
Auto Components - 0.7%
Denso Corp.	323,400	8,289,598
Magna International, Inc.-Class A	143,500	6,088,402

		14,378,000

Automobiles - 3.0%
Bayerische Motoren Werke AG	270,400	10,214,317
Honda Motor Co. Ltd.	356,900	9,818,618
Nissan Motor Co. Ltd.	3,606,900	21,889,873
Renault SA (a)	335,200	12,384,391
Toyota Motor Corp.	210,300	7,952,991

		62,260,190

Distributors - 0.3%
Li & Fung Ltd.	2,440,000	6,467,882

Hotels, Restaurants & Leisure - 1.7%
Carnival PLC	627,187	16,704,267
Compass Group PLC	1,622,331	9,157,581
Thomas Cook Group PLC	998,600	3,383,711
TUI Travel PLC	1,434,400	5,483,232

		34,728,791

Household Durables - 1.1%
Electrolux AB Series B (a)	207,400	2,901,449
Sharp Corp.	896,000	9,295,318
Sony Corp.	433,500	11,309,582

		23,506,349

Media - 1.3%
Lagardere SCA	286,200	9,541,619
Pearson PLC	523,470	5,271,494
SES SA (FDR)	581,280	11,115,187

		25,928,300

Multiline Retail - 0.3%
Next PLC	225,038	5,452,300

Specialty Retail - 1.0%
Fast Retailing Co. Ltd.	44,500	5,799,437
Hennes & Mauritz AB-Class B	99,101	4,948,538
Kingfisher PLC	2,989,694	8,771,343

		19,519,318

Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SA	84,500	6,480,583

		198,721,713

Materials - 9.2%
Chemicals - 2.8%
BASF SE	418,500	16,673,675
JSR Corp.	517,600	8,865,774
Mitsubishi Chemical Holdings Corp.	1,514,500	6,405,954
Syngenta AG	85,802	19,963,183
Yara International ASA	173,100	4,873,303

		56,781,889

Construction Materials - 0.2%
CRH PLC (London)	219,472	5,026,199

Containers & Packaging - 0.3%
Amcor Ltd.	1,469,150	5,907,495

Metals & Mining - 5.3%
Anglo American PLC	256,300	7,493,983
ArcelorMittal (Euronext Amsterdam)	1,079,528	35,724,742
Barrick Gold Corp.	342,967	11,543,789
BHP Billiton Ltd.	213,300	5,843,531
BHP Billiton PLC	670,706	15,116,795
IAMGOLD Corp.	473,400	4,794,439
Rio Tinto PLC	346,991	12,016,802
Sumitomo Metal Mining Co. Ltd.	367,000	5,155,560
Xstrata PLC	900,360	9,785,355

		107,474,996

Paper & Forest Products - 0.6%
Svenska Cellulosa AB-Class B	1,209,300	12,732,005

		187,922,584

Health Care - 9.1%
Health Care Equipment & Supplies - 0.2%
Alcon, Inc.	46,500	5,399,580

Health Care Providers & Services - 1.2%
Celesio AG	304,400	6,992,459
Fresenius Medical Care AG & Co. KGaA	385,141	17,306,742

		24,299,201

Pharmaceuticals - 7.7%
AstraZeneca PLC	415,000	18,298,377
Bayer AG	193,000	10,371,789
GlaxoSmithKline PLC	1,227,900	21,688,788
Novartis AG	406,630	16,552,776
Novo Nordisk A/S-Class B	311,029	16,940,258
Roche Holding AG	189,149	25,771,951
Sanofi-Aventis	797,277	47,110,639

		156,734,578

		186,433,359

Industrials - 8.8%
Aerospace & Defense - 0.7%
BAE Systems PLC	1,758,114	9,824,383
Bombardier, Inc.-Class B	1,437,100	4,262,559

		14,086,942

Air Freight & Logistics - 0.2%
Deutsche Post AG	369,800	4,828,440

Airlines - 0.6%
Deutsche Lufthansa AG	490,000	6,153,713
Qantas Airways Ltd.	3,834,229	6,208,739

		12,362,452

Electrical Equipment - 1.6%
Furukawa Electric Co. Ltd.	784,000	3,526,952
Gamesa Corp. Tecnologica SA	491,450	9,369,519
Schneider Electric SA	132,749	10,160,301
Vestas Wind Systems A/S (a)	145,399	10,434,504

		33,491,276

Industrial Conglomerates - 0.5%
Koninklijke Philips Electronics NV	267,650	4,941,610
Siemens AG	76,000	5,255,562

		10,197,172

Machinery - 1.5%
Atlas Copco AB-Class A	744,741	7,498,947
MAN AG	88,650	5,454,557
NGK Insulators Ltd.	394,000	8,030,407
Vallourec	37,000	4,522,416
Volvo AB-Class B	798,250	4,943,996

		30,450,323

Marine - 0.3%
Mitsui OSK Lines Ltd.	1,002,000	6,475,265

Professional Services - 0.5%
Adecco SA	59,000	2,466,032
Experian PLC	651,700	4,887,296
Randstad Holding NV (a)	86,000	2,389,957

		9,743,285

Road & Rail - 0.3%
East Japan Railway Co.	112,300	6,761,118

Trading Companies & Distributors - 2.3%
Finning International, Inc.	198,700	2,869,931
Mitsubishi Corp.	1,021,400	18,848,113
Mitsui & Co. Ltd.	2,029,000	24,042,994

		45,761,038

Transportation Infrastructure - 0.3%
Macquarie Infrastructure Group	5,017,824	5,768,320

		179,925,631

Consumer Staples - 7.6%
Beverages - 0.8%
Anheuser-Busch InBev NV	443,410	16,077,736

Food & Staples Retailing - 3.0%
Aeon Co. Ltd.	317,100	3,128,812
Casino Guichard Perrachon SA	38,300	2,593,877
Delhaize Group	135,600	9,546,764
Koninklijke Ahold NV	1,132,400	13,054,789
Metro AG	56,500	2,699,449
Tesco PLC	5,122,917	29,917,074

		60,940,765

Food Products - 1.4%
Associated British Foods PLC	1,222,800	15,405,185
Nestle SA	320,531	12,102,750

		27,507,935

Household Products - 1.0%
Reckitt Benckiser Group PLC	463,256	21,155,951

Personal Products - 0.4%
L’Oreal SA	99,700	7,483,813

Tobacco - 1.0%
British American Tobacco PLC	750,201	20,708,678

		153,874,878

Telecommunication Services - 6.9%
Diversified Telecommunication Services - 5.5%
BCE, Inc.	305,000	6,293,255
Deutsche Telekom AG	1,091,900	12,908,964
France Telecom SA	572,800	13,033,213
Nippon Telegraph & Telephone Corp.	301,000	12,258,344
Telecom Corp. of New Zealand Ltd.	2,354,000	4,129,852
Telecom Italia SpA (ordinary shares)	5,747,500	7,968,766
Telecom Italia SpA (savings shares)	6,043,200	5,953,192
Telefonica SA	1,868,609	42,435,167

TELUS Corp.-Class A	300,800	7,758,243

		112,738,996

Wireless Telecommunication Services - 1.4%
KDDI Corp.	572	3,035,057
Vodafone Group PLC	12,578,125	24,463,700

		27,498,757

		140,237,753

Information Technology - 6.8%
Communications Equipment - 2.0%
Nokia OYJ	1,187,800	17,397,781
Research In Motion Ltd. (a)	109,400	7,772,870
Telefonaktiebolaget LM Ericsson-Class B	1,675,000	16,501,138

		41,671,789

Computers & Peripherals - 1.3%
Fujitsu Ltd.	2,330,000	12,657,092
Toshiba Corp.	3,679,000	13,328,805

		25,985,897

Electronic Equipment, Instruments & Components - 1.9%
FUJIFILM Holdings Corp.	241,500	7,685,688
Hitachi High-Technologies Corp.	151,800	2,579,143
Keyence Corp.	71,100	14,485,110
Nippon Electric Glass Co. Ltd.	1,283,000	14,343,259

		39,093,200

Office Electronics - 0.4%
Canon, Inc.	261,400	8,538,371

Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	492,900	10,683,553
Tokyo Electron Ltd.	113,500	5,477,497

		16,161,050

Software - 0.4%
SAP AG	194,800	7,853,974

		139,304,281

Utilities - 3.9%
Electric Utilities - 1.1%
E.ON AG	502,200	17,826,948
The Tokyo Electric Power Co., Inc.	152,600	3,923,543

		21,750,491

Independent Power Producers & Energy Traders - 0.4%
Drax Group PLC	449,200	3,251,594
Iberdrola Renovables SA (a)	1,333,500	6,113,451

		9,365,045

Multi-Utilities - 2.4%
Centrica PLC	6,018,995	22,132,050
GDF Suez	221,068	8,275,033
National Grid PLC	586,468	5,292,116
RWE AG	162,000	12,775,171

		48,474,370

		79,589,906

Total Common Stocks (cost $2,308,583,536)		1,986,178,083

RIGHTS - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Rio Tinto PLC (a)	182,170	6,308,811

Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (a)	633,264	1

Total Rights (cost $7,238,744)		6,308,812

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
State Street Bank & Trust Co. 0.00%, 06/30/2009 due 07/01/09 in the amount of $9,506,000 (collateralized by $9,650,000 FHLB, 0.9%, due 04/08/10, value $9,698,250) (cost $9,506,000)	$9,506	9,506,000

Total Investments - 98.2% (cost $2,325,328,280)(b)		2,001,992,895
Other assets less liabilities - 1.8%		36,759,836

Net Assets - 100.0%		$2,038,752,731

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index Futures	83	September 2009	$5,881,515	$5,759,745	$(121,770)
S&P TSE 60 Index Futures	41	September 2009	4,434,135	4,420,943	(13,192)

					$(134,962)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 9/15/09	19,893	$14,983,208	$15,941,863	$958,655

Australian Dollar settling 9/15/09	22,864	17,503,078	18,322,765	819,687
Australian Dollar settling 9/15/09	22,640	17,611,203	18,143,256	532,053
Australian Dollar settling 9/15/09	18,380	14,319,858	14,729,375	409,517
Australian Dollar settling 9/15/09	48,609	38,521,174	38,954,307	433,133
Australian Dollar settling 9/15/09	25,154	20,293,744	20,157,926	(135,818)
British Pound settling 9/15/09	17,984	29,246,840	29,583,990	337,150
Euro settling 9/15/09	13,494	18,847,340	18,927,798	80,458
Japanese Yen settling 9/15/09	11,153,581	114,446,176	115,877,167	1,430,991
New Zealand Dollar settling 9/15/09	58,522	36,359,133	37,587,531	1,228,398
Norwegian Krone settling 9/15/09	486,973	76,280,232	75,589,968	(690,264)
Sale Contracts:
British Pound settling 9/15/09	81,813	133,105,660	134,583,793	(1,478,133)
Canadian Dollar settling 9/15/09	10,083	8,636,403	8,672,477	(36,074)
Canadian Dollar settling 9/15/09	9,404	8,447,263	8,088,463	358,800
Canadian Dollar settling 9/15/09	81,926	74,245,321	70,465,270	3,780,051
Euro settling 9/15/09	11,455	15,871,131	16,067,728	(196,597)
Euro settling 9/15/09	13,494	18,696,207	18,927,798	(231,591)
Euro settling 9/15/09	16,551	23,200,861	23,215,798	(14,937)
Swedish Krona settling 9/15/09	392,192	50,713,390	50,830,174	(116,784)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Swiss Franc settling 9/15/09	73,780	$68,149,489	$67,966,841	$182,648

(a)	Non-income producing security.

An amount equivalent to U.S. $1,019,487 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2009.

(b)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $103,253,148 and gross unrealized depreciation of investments was $(426,588,533), resulting in net unrealized depreciation of $(323,335,385).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FDR	- Fiduciary Depositary Receipt

FHLB	- Federal Home Loan Bank

Country Breakdown *

Sanford C. Bernstein Fund, Inc.

International Portfolio

June 30, 2009 (unaudited)

Summary

23.0%	United Kingdom
15.0%	Japan
10.5%	France
10.1%	Germany
7.3%	Switzerland
5.2%	Netherlands
5.0%	Australia
4.6%	Canada
4.0%	Spain
3.6%	Italy
2.9%	Sweden
2.0%	Norway
1.8%	Hong Kong
4.5%	Other
0.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of June 30, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Belgium, Denmark, Finland, Ireland, New Zealand and Singapore.

International Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$110,087,748	$1,868,236,361	+	$7,853,974	$1,986,178,083
Rights	6,308,811	—		1	6,308,812
Short-Term Investments	—	9,506,000		—	9,506,000

Total Investments in Securities	116,396,559	1,877,742,361		7,853,975	2,001,992,895

Other Financial Instruments*	(134,962)	7,651,343		—	7,516,381

	$116,261,597	$1,885,393,704		$7,853,975	$2,009,509,276

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 9/30/08	$—	$—	$—
Accrued discounts /premiums	—	—	—
Realized gain (loss)	(4,056,517)	—	(4,056,517)
Change in unrealized appreciation/depreciation	(192,140)	1	(192,139)
Net purchases (sales)	12,102,631	—	12,102,631
Net transfers in and/or out of Level 3	—	—	—

Balance as of 6/30/09	$7,853,974	$1	$7,853,975

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$(192,140)	$1	$(192,139)

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.0%
Financials - 27.6%
Capital Markets - 0.7%
Yuanta Financial Holding Co. Ltd.	17,929,000	$11,984,819

Commercial Banks - 20.1%
ABSA Group Ltd.	615,465	8,782,427
Akbank T.A.S.	1,686,100	7,471,890
Andhra Bank	2,222,000	3,786,817
Banco Bradesco SA	931,700	13,779,365
Banco do Brasil SA	2,308,500	24,952,299
Banco Santander Chile SA (Sponsored ADR)	82,041	3,830,494
Bank Central Asia Tbk PT	13,940,000	4,778,106
Bank Negara Indonesia Persero Tbk PT	25,637,500	4,288,634
Bank of Baroda	232,300	2,163,357
Bumiputra-Commerce Holdings Bhd	2,390,200	6,136,621
Busan Bank	244,600	1,668,681
Canara Bank	3,446,000	18,819,616
China Construction Bank Corp.-Class H	27,723,000	21,326,218
Commercial International Bank	916,365	8,011,902
Daegu Bank	138,710	1,266,085
Grupo Financiero Banorte SAB de CV-Class O Series O	4,045,700	9,800,682
Hana Financial Group, Inc.	561,700	11,966,344
ICICI Bank Ltd.	382,423	5,760,920
Industrial & Commercial Bank of China Ltd.-Class H	32,870,000	22,810,772
Investimentos Itau SA	5,617,602	24,998,974
Kasikornbank PCL-Class R	129,800	274,689
KB Financial Group, Inc. (a)	461,200	15,375,876
Krung Thai Bank PCL	16,606,100	4,264,848
Oriental Bank Of Commerce	765,000	2,902,686
OTP Bank Nyrt (a)	117,000	2,115,346
Powszechna Kasa Oszczednosci Bank Polski SA	417,081	3,353,628
Punjab National Bank Ltd.	772,000	10,924,535
Shinhan Financial Group Co. Ltd. (a)	502,856	12,677,323
Siam Commercial Bank PCL	4,811,600	10,592,016
Standard Bank Group Ltd.	1,818,251	20,917,594
Turkiye Garanti Bankasi AS (a)	10,119,901	27,051,892
Turkiye Vakiflar Bankasi Tao-Class D (a)	5,881,300	8,778,039
Union Bank Of India	567,964	2,869,904

		328,498,580

Diversified Financial Services - 1.1%
African Bank Investments Ltd.	704,891	2,539,786
BM&F BOVESPA SA	485,600	2,919,300
Companhia Brasileira de Meios de Pagamento (a)	680,000	5,847,410
FirstRand Ltd.	2,154,669	3,933,183
Haci Omer Sabanci Holding AS	1,165,122	3,092,735

		18,332,414

Insurance - 3.5%
Cathay Financial Holding Co. Ltd.	2,600,000	3,822,311
China Life Insurance Co. Ltd.-Class H	3,081,000	11,402,754
Hyundai Marine & Fire Insurance Co. Ltd.	603,000	7,469,254
LIG Non-Life Insurance Co. Ltd.	638,580	8,959,022
Old Mutual PLC	17,221,416	22,636,249
Sanlam Ltd.	1,533,557	3,438,417

		57,728,007

Real Estate Management & Development - 1.6%
Agile Property Holdings Ltd.	4,066,000	5,824,056
BR Malls Participacoes SA (a)	495,000	3,763,970
China Overseas Land & Investment Ltd.	3,692,880	8,466,306
Guangzhou R&F Properties Co. Ltd.	3,505,600	7,808,165
Yanlord Land Group Ltd.	502,000	787,003

		26,649,500

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp.	205,058	10,053,412

		453,246,732

Energy - 16.4%
Energy Equipment & Services - 0.2%
Tenaris SA (Sponsored ADR)	119,600	3,233,984

Oil, Gas & Consumable Fuels - 16.2%
Cairn India Ltd. (a)	854,930	4,144,168
China Petroleum & Chemical Corp.-Class H	16,033,000	12,159,460
CNOOC Ltd.	14,320,000	17,640,112
Gazprom OAO (Sponsored ADR)(London exchange)	1,418,867	28,811,874
Gazprom OAO (Sponsored ADR)(US OTC)	342,682	6,939,310
The Great Eastern Shipping Co. Ltd.	979,790	5,135,251
KazMunaiGas Exploration Production (GDR) (b)	100,651	1,912,369
LUKOIL (London) (Sponsored ADR)	109,900	4,889,009
LUKOIL (OTC US) (Sponsored ADR)	806,105	35,766,879
PetroChina Co. Ltd.-Class H	7,004,000	7,739,844
Petroleo Brasileiro SA (preference shares)	1,898,200	31,434,851
Petroleo Brasileiro SA (Sponsored ADR)	1,750,460	58,395,346
PTT PCL	1,815,500	12,469,240
Rosneft Oil Co. (GDR) (a)(b)	952,237	5,189,692
Sasol Ltd.	114,100	3,991,752
Tatneft (Sponsored ADR) (b)	93,733	2,302,631
Thai Oil PCL	587,900	612,576

Tupras-turkiye Petrol Rafinerileri A.S.	297,807	3,613,762
Ultrapar Participacoes SA	123,600	3,919,624
Yanzhou Coal Mining Co. Ltd.-Class H	13,202,000	18,137,692

		265,205,442

		268,439,426

Information Technology - 16.2%
Communications Equipment - 0.1%
AAC Acoustic Technology Holdings, Inc.	1,217,000	963,299

Computers & Peripherals - 2.5%
Compal Electronics, Inc.	8,379,195	6,776,707
High Tech Computer Corp.	178,200	2,504,069
Lenovo Group Ltd.	45,382,000	17,051,044
Quanta Computer, Inc.	1,327,340	2,132,928
Wistron Corp.	7,087,493	11,701,259

		40,166,007

Electronic Equipment, Instruments & Components - 2.6%
AU Optronics Corp.	19,146,890	18,482,863
AU Optronics Corp. (Sponsored ADR)	299,155	2,895,820
Chi Mei Optoelectronics Corp.	6,826,000	3,577,912
HannStar Display Corp.	5,181,000	1,044,430
HON HAI Precision Industry Co. Ltd.	4,287,550	13,148,742
Unimicron Technology Corp.	5,464,630	4,168,850

		43,318,617

Internet Software & Services - 0.6%
Tencent Holdings Ltd.	895,200	10,346,451

IT Services - 1.0%
Infosys Technologies Ltd.	231,546	8,568,100
Redecard SA	513,700	7,904,085

		16,472,185

Semiconductors & Semiconductor Equipment - 8.6%
Hynix Semiconductor, Inc. (a)	650,600	6,912,989
Kinsus Interconnect Technology Corp.	2,150,775	3,560,173
MediaTek, Inc.	415,000	4,927,062
Samsung Electronics (Preference Shares)	60,530	18,456,365
Samsung Electronics Co. Ltd.	134,222	62,059,498
Siliconware Precision Industries Co.	11,844,734	13,704,708
Taiwan Semiconductor Manufacturing Co. Ltd.	11,546,295	18,949,780
United Microelectronics Corp.	37,481,096	12,628,929

		141,199,504

Software - 0.8%
Check Point Software Technologies (a)	102,800	2,412,716
Shanda Interactive Entertainment Ltd. (Sponsored ADR) (a)	191,900	10,034,451

		12,447,167

		264,913,230

Materials - 10.0%
Chemicals - 2.2%
Hyosung Corp.	72,420	5,272,905
Israel Chemicals Ltd.	1,379,050	13,532,385
LG Chem Ltd.	7,170	781,394
Makhteshim-Agan Industries Ltd.	896,900	4,418,381
PTT Chemical PCL	6,276,293	9,625,368
Sociedad Quimica y Minera de Chile SA (ADR)	56,700	2,051,973

		35,682,406

Metals & Mining - 7.8%
AngloGold Ashanti Ltd.	117,411	4,302,884
BHP Billiton PLC	351,872	7,959,743
China Zhongwang Holdings Ltd. (a)	5,472,400	7,527,149
Cia de Minas Buenaventura SA-Class B (ADR)	126,890	3,049,167
Cia Vale do Rio Doce (Sponsored ADR)-Class B	1,907,400	29,278,590
Eurasian Natural Resources Corp.	721,700	7,809,726
Evraz Group SA (Sponsored GDR) (b)	14,079	266,797
Gerdau SA (Sponsored ADR)	175,000	1,832,250
Impala Platinum Holdings Ltd.	223,230	4,939,497
International Nickel Indonesia (a)	21,547,500	8,698,471
MMC Norilsk Nickel (ADR) (a)	919,896	8,463,043
POSCO	35,877	11,926,614
Randgold Resources Ltd.	21,647	1,395,041
Timah Tbk PT	23,555,500	4,638,649
Usinas Siderurgicas de Minas Gerais SA	631,925	13,367,334
Usinas Siderurgicas de Minas Gerais SA (preference shares)-Class A	635,100	13,486,354

		128,941,309

		164,623,715

Telecommunication Services - 7.6%
Diversified Telecommunication Services - 2.2%
Bezeq Israeli Telecommunication Corp. Ltd.	4,325,200	7,983,727
Brasil Telecom SA	808,900	5,387,163
Carso Global Telecom SA de CV Series A1 (a)	221,700	819,911
China Telecom Corp. Ltd.-Class H	17,512,000	8,691,974
Global Village Telecom Holding SA (a)	354,000	5,889,462
Magyar Telekom Telecommunications PLC	278,300	821,817
Telecom Egypt	1,603,604	4,509,188
Telefonos de Mexico SA de CV-Class L (ADR)	130,400	2,113,784

		36,217,026

Wireless Telecommunication Services - 5.4%
America Movil SAB de CV Series L (ADR)	531,700	20,587,424
Bharti Airtel Ltd. (a)	511,645	8,604,558
Cellcom Israel Ltd. (New York)	67,100	1,782,847
Cellcom Israel Ltd. (Tel Aviv)	49,300	1,320,723
China Mobile Ltd.	1,491,500	14,933,492
LG Telecom Ltd.	1,189,960	7,473,856

Mobile Telesystems OJSC (ADR)	187,700	6,931,761
MTN Group Ltd.	962,555	14,783,318
Partner Communications Co.	589,670	10,072,657
Philippine Long Distance Telephone Co.	40,600	2,013,181

		88,503,817

		124,720,843

Industrials - 5.5%
Airlines - 0.2%
Turk Hava Yollari	2,558,300	3,827,943

Construction & Engineering - 1.5%
Aveng Ltd.	2,423,328	11,000,707
GS Engineering & Construction Corp.	128,357	7,404,360
Hyundai Engineering & Construction Co. Ltd.	74,410	3,101,315
Orascom Construction Industries (London) (GDR) (b)	91,287	2,978,489

		24,484,871

Electrical Equipment - 1.0%
Bharat Heavy Electricals Ltd.	204,165	9,464,482
Walsin Lihwa Corp.	20,797,000	6,621,104

		16,085,586

Industrial Conglomerates - 2.2%
Beijing Enterprises Holdings Ltd.	1,610,000	8,023,947
Bidvest Group Ltd.	894,948	11,230,036
Dogan Sirketler Grubu Holdings (a)	23,771,131	17,094,109

		36,348,092

Marine - 0.3%
Regional Container Lines PCL (a)	3,770,600	1,106,721
Sinotrans Shipping Ltd.	8,248,000	3,570,642

		4,677,363

Road & Rail - 0.3%
Localiza Rent A CAR	764,000	4,717,734

		90,141,589

Consumer Discretionary - 4.6%
Auto Components - 0.4%
Hyundai Mobis	71,956	6,269,249

Automobiles - 0.7%
Ford Otomotiv Sanayi AS	344,661	1,331,303
Hyundai Motor Co.	180,910	10,463,570

		11,794,873

Distributors - 0.4%
Imperial Holdings Ltd.	758,385	5,746,312

Hotels, Restaurants & Leisure - 0.3%
Ctrip.com International Ltd. (ADR) (a)	120,400	5,574,520

Household Durables - 1.1%
LG Electronics, Inc.	89,710	8,194,951
PDG Realty SA Empreendimentos e Participacoes	133,000	1,445,047

Urbi Desarrollos Urbanos SA de C.V. (a)	5,159,100	7,835,666

		17,475,664

Media - 0.5%
Megacable Holdings SAB de CV (a)	530,700	743,562
Naspers Ltd.-Class N	302,635	7,970,297

		8,713,859

Multiline Retail - 0.4%
Lojas Renner SA	168,281	1,856,716
Woolworths Holdings Ltd.	2,554,700	4,284,841

		6,141,557

Specialty Retail - 0.1%
JD Group Ltd.	461,651	2,423,527

Textiles, Apparel & Luxury Goods - 0.7%
Pacific Textile Holdings Ltd.	3,118,000	862,229
Yue Yuen Industrial Holdings Ltd.	4,521,000	10,122,582

		10,984,811

		75,124,372

Utilities - 4.2%
Electric Utilities - 2.6%
CEZ	265,818	11,881,109
Cia Paranaense de Energia (preference shares)	378,400	5,271,916
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA-Class B	808,760	14,334,389
Enersis SA (ADR)	615,700	11,371,979

		42,859,393

Independent Power Producers & Energy Traders - 0.8%
China Resources Power Holdings Co.	1,588,000	3,504,147
Glow Energy PCL	3,415,200	3,408,183
Huaneng Power International, Inc.-Class H	9,104,000	6,402,898

		13,315,228

Water Utilities - 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo	515,600	7,638,616
Cia de Saneamento de Minas Gerais-COPASA	395,500	5,156,940

		12,795,556

		68,970,177

Consumer Staples - 3.1%
Beverages - 0.5%
Cia de Bebidas das Americas (ADR)	13,197	855,562
Compania Cervecerias Unidas SA	173,000	1,232,818
Compania Cervecerias Unidas SA (Sponsored ADR)	21,500	752,500
Fomento Economico Mexicano SAB de CV (Sponsored ADR) Series B	170,427	5,494,566

		8,335,446

Food & Staples Retailing - 1.0%
Centros Comerciales Sudamericanos SA	795,427	2,080,864
Magnitogorsk Iron & Steel Works (London) (GDR) (b)	1,005,500	5,926,725

Shoprite Holdings Ltd.	392,960	2,802,501
X 5 Retail Group NV (Sponsored GDR) (a)(b)	335,726	5,145,774

		15,955,864

Food Products - 0.8%
China Mengniu Dairy Co. Ltd. (a)	3,421,000	7,909,917
Marfrig Frigorificos e Comercio de Alimentos SA (a)	450,200	3,331,411
Multiexport Foods SA (a)	1,163,859	186,610
Tata Tea, Ltd.	19,100	290,947
Universal Robina Corp.	8,731,000	1,268,232

		12,987,117

Household Products - 0.2%
Hypermarcas SA (a)	223,000	2,765,450

Tobacco - 0.6%
ITC Ltd.	541,767	2,165,596
KT&G Corp.	149,103	8,413,433

		10,579,029

		50,622,906

Health Care - 1.8%
Health Care Equipment & Supplies - 0.2%
China Medical Technologies, Inc. (Sponsored ADR)	149,900	2,984,509

Pharmaceuticals - 1.6%
Adcock Ingram Holdings Ltd.	251,000	1,389,483
Pharmstandard (GDR) (a)(b)	240,089	3,635,951
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	429,400	21,186,596

		26,212,030

		29,196,539

Total Common Stocks (cost $1,506,438,646)		1,589,999,529

WARRANTS - 0.3%
Financials - 0.2%
Commercial Banks - 0.2%
Deutsche Bank Ag, expiring 2/28/18 (a)	815,100	1,018,875
Merill-CW10 Sberbank-CLS, expiring 2/23/10 (a)	1,914	2,411,525

		3,430,400

Industrials - 0.1%
Airlines - 0.1%
Air Arabia, expiring 8/13/10 (a)	5,528,900	1,408,211

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dana Gas, expiring 12/06/10 (a)	2,346,600	673,944

Total Warrants (cost $5,797,481)		5,512,555

RIGHTS - 0.0%
Utilities - 0.0%
Independent Power Producers & Energy Traders - 0.0%
China Resources Power Holdings Co. Ltd. (a) (cost $0)	158,800	67,618

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
State Street Bank & Trust Co. 0.00%, 06/30/2009 due 07/01/09 in the amount of $20,945,000 (collateralized by $21,260,000 FHLB, 0.9%, due 4/8/10, value $21,366,300) (cost $20,945,000)	$20,945	20,945,000

Total Investments - 98.6% (cost $1,533,181,127) ( c)		1,616,524,702
Other assets less liabilities - 1.4%		23,330,818

Net Assets - 100.0%		$1,639,855,520

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate market value of these securities amounted to $27,358,428 or 1.7% of net assets.

(c)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $273,273,054 and gross unrealized depreciation of investments was $(189,929,479), resulting in net unrealized appreciation of $83,343,575.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt
FHLB	- Federal Home Loan Bank
GDR	- Global Depositary Receipt
OJSC	- Open Joint Stock Company

Country Breakdown *

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2009 (unaudited)

Summary

18.2%	Brazil
14.8%	China
13.4%	South Korea
8.8%	Taiwan
8.5%	South Africa
7.3%	Russia
5.9%	India
4.5%	Turkey
3.9%	Israel
2.9%	Mexico
2.6%	Thailand
1.4%	Indonesia
1.3%	Chile
5.2%	Other
1.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of June 30, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Argentina, Cayman Islands, Czech Republic, Egypt, Hong Kong, Hungary, Kazakhstan, Malaysia, Peru, Philippines, Poland, United Arab Emirates and United Kingdom.

Emerging Markets Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$356,176,143	$1,210,149,554	+	$23,673,832	$1,589,999,529
Warrants	673,944	—		4,838,611	5,512,555
Rights	67,618	—		—	67,618
Short-Term Investments	—	20,945,000		—	20,945,000

Total Investments in Securities	356,917,705	1,231,094,554		28,512,443	1,616,524,702

Other Financial Instruments*	—	—		—	—

	$356,917,705	$1,231,094,554		$28,512,443	$1,616,524,702

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants	Total
Balance as of 9/30/08	$40,811,879	$13,579,902	$54,391,781
Accrued discounts /premiums	—	—	—
Realized gain (loss)	(8,368,164)	(20,479,018)	(28,847,182)
Change in unrealized appreciation/depreciation	6,818,226	13,681,578	20,499,804
Net purchases (sales)	(15,588,109)	(1,943,851)	(17,531,960)
Net transfers in and/or out of Level 3	—	—	—

Balance as of 6/30/09	$23,673,832	$4,838,611	$28,512,443

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$3,068,572	$13,681,578	$16,750,150

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 35.5%
Industrial - 19.6%
Basic - 3.2%
Alcoa, Inc.
6.75%, 7/15/18	$4,624	$4,102,325
ArcelorMittal
6.125%, 6/01/18	13,310	11,646,250
6.50%, 4/15/14	5,565	5,331,365
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	9,553	10,751,539
The Dow Chemical Co.
7.375%, 11/01/29	700	636,178
7.60%, 5/15/14	6,432	6,624,966
8.55%, 5/15/19	4,828	4,836,594
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	6,079	6,583,016
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	11,455	11,540,913
Inco Ltd.
7.75%, 5/15/12	18,175	19,582,090
International Paper Co.
5.30%, 4/01/15	5,175	4,746,096
7.40%, 6/15/14	13,080	13,020,591
7.95%, 6/15/18	7,555	7,288,618
Packaging Corp. of America
5.75%, 8/01/13	4,135	3,974,157
PPG Industries, Inc.
5.75%, 3/15/13	9,910	10,301,217
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	11,940	11,946,961
Union Carbide Corp.
7.75%, 10/01/96	3,600	2,216,779
Weyerhaeuser Co.
6.75%, 3/15/12	11,065	11,068,983

		146,198,638

Capital Goods - 1.0%
Boeing Co.
5.00%, 3/15/14	10	10,528
6.00%, 3/15/19	10,340	11,275,005
CRH America, Inc.
6.95%, 3/15/12	5	5,024
John Deere Capital Corp.
5.25%, 10/01/12	10,380	10,964,519
Lafarge SA
6.15%, 7/15/11	6,703	6,774,950
Tyco International Finance SA
6.00%, 11/15/13	4,955	5,038,333
8.50%, 1/15/19	4,365	4,839,825
United Technologies Corp.
4.875%, 5/01/15	6,308	6,707,738

		45,615,922

Communications - Media - 1.8%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	6,400	6,301,254
CBS Corp.
5.625%, 8/15/12	2,880	2,839,850
6.625%, 5/15/11	2,435	2,464,892
8.875%, 5/15/19	5,475	5,335,990
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	5,575	6,517,989
Comcast Corp.
5.30%, 1/15/14	4,800	4,963,906
News America , Inc.
6.55%, 3/15/33	3,525	3,154,977
News America Holdings, Inc.
9.25%, 2/01/13	6,710	7,650,635
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	4,665	5,300,261
RR Donnelley & Sons Co.
4.95%, 4/01/14	2,635	2,293,770
11.25%, 2/01/19	6,520	6,902,294
Time Warner Cable, Inc.
7.50%, 4/01/14	5,260	5,794,395
Time Warner Entertainment Co.
8.375%, 3/15/23	10,465	11,538,991
WPP Finance UK
5.875%, 6/15/14	1,475	1,376,985
8.00%, 9/15/14	9,922	10,076,069

		82,512,258

Communications - Telecommunications - 4.9%
AT&T Corp.
7.30%, 11/15/11	5,600	6,141,206
8.00%, 11/15/31	1,800	2,077,526
AT&T, Inc.
4.85%, 2/15/14	10	10,372
British Telecommunications PLC
9.125%, 12/15/10	10,688	11,351,426
Embarq Corp.
6.738%, 6/01/13	10,460	10,558,753
7.082%, 6/01/16	23,065	22,525,094
New Cingular Wireless Services, Inc.
8.125%, 5/01/12	39,555	44,285,066
8.75%, 3/01/31	5,010	6,106,238
Pacific Bell Telephone Co.
6.625%, 10/15/34	13,330	12,717,420
Qwest Corp.
7.50%, 10/01/14	9,995	9,532,731
7.875%, 9/01/11	11,690	11,690,000
8.875%, 3/15/12	8,685	8,750,137
Telecom Italia Capital SA
4.00%, 1/15/10	11,555	11,610,395
6.175%, 6/18/14	9,805	9,915,561
6.375%, 11/15/33	1,375	1,222,038
US Cellular Corp.
6.70%, 12/15/33	14,340	13,737,247
Verizon Communications, Inc.
4.90%, 9/15/15	4,390	4,384,820
5.25%, 4/15/13	7,155	7,509,037
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	5,695	5,969,898
Vodafone Group PLC
5.50%, 6/15/11	8,020	8,438,596
7.75%, 2/15/10	12,335	12,752,046

		221,285,607

Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America LLC
5.75%, 9/08/11	4,295	4,382,592
8.00%, 6/15/10	10	10,325

		4,392,917

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
6.875%, 5/01/12	6,635	7,097,758
Turner Broadcasting System, Inc.
8.375%, 7/01/13	11,372	12,292,643

The Walt Disney Co.
5.50%, 3/15/19	8,570	8,982,534

		28,372,935

Consumer Cyclical - Other - 0.3%
Marriott International, Inc. Series J
5.625%, 2/15/13	12,589	12,428,301

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19	5	5,126

Consumer Cyclical - Retailers - 0.0%
Wal-Mart Stores, Inc.
4.25%, 4/15/13	10	10,390

Consumer Non-Cyclical - 4.7%
Abbott Laboratories
5.875%, 5/15/16	10	10,906
Avon Products, Inc.
6.50%, 3/01/19	10,585	11,601,266
Baxter FinCo BV
4.75%, 10/15/10	11,369	11,777,716
Bottling Group LLC
6.95%, 3/15/14	9,145	10,430,604
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	5,361	4,915,871
5.875%, 5/15/13	8,910	8,868,764
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	11,945	11,794,445
Campbell Soup Co.
6.75%, 2/15/11	8,660	9,369,037
The Coca-Cola Co.
5.35%, 11/15/17	9,830	10,497,919
ConAgra Foods, Inc.
7.875%, 9/15/10	129	136,712
Diageo Capital PLC
4.375%, 5/03/10	10	10,150
7.375%, 1/15/14	9,255	10,471,616
Fisher Scientific International, Inc.
6.125%, 7/01/15	1,473	1,478,524
6.75%, 8/15/14	2,206	2,267,164
Fortune Brands, Inc.
4.875%, 12/01/13	6,133	5,970,592
Johnson & Johnson
5.55%, 8/15/17	9,480	10,303,831
Kraft Foods, Inc.
6.25%, 6/01/12	25,390	27,363,819
The Kroger Co.
6.80%, 12/15/18	4,472	4,786,699

Pepsico, Inc.
4.65%, 2/15/13	9,850	10,340,560
Pfizer, Inc.
5.35%, 3/15/15	10,400	11,175,840
The Procter & Gamble Co.
4.70%, 2/15/19	10,348	10,494,352
Safeway, Inc.
6.50%, 3/01/11	1,895	2,006,947
Whirlpool Corp.
8.60%, 5/01/14	1,270	1,327,150
Wyeth
5.50%, 2/01/14	31,396	33,601,035

		211,001,519

Energy - 1.4%
Amerada Hess Corp.
7.875%, 10/01/29	3,617	3,923,164
Apache Corp.
5.25%, 4/15/13	5,745	6,034,789
Baker Hughes, Inc.
6.50%, 11/15/13	5,135	5,695,454
Canadian Natural Resources Ltd.
5.15%, 2/01/13	3,705	3,770,275
Nabors Industries, Inc.
9.25%, 1/15/19 (a)	11,005	12,688,512
Noble Energy, Inc.
8.25%, 3/01/19	10,575	12,031,622
The Premcor Refining Group, Inc.
7.50%, 6/15/15	6,453	6,695,162
Valero Energy Corp.
6.875%, 4/15/12	6,055	6,438,960
Weatherford International Ltd.
5.15%, 3/15/13	4,980	4,966,863

		62,244,801

Services - 0.0%
The Western Union Co.
5.40%, 11/17/11	10	10,451

Technology - 1.6%
Cisco Systems, Inc.
5.25%, 2/22/11	9,790	10,322,958
Computer Sciences Corp.
5.50%, 3/15/13	7,070	7,032,805
Dell, Inc.
5.625%, 4/15/14	6,420	6,780,271
Electronic Data Systems Corp. Series B
6.00%, 8/01/13	17,112	18,680,298

Motorola, Inc.
6.50%, 9/01/25	6,135	4,294,500
7.50%, 5/15/25	980	749,700
7.625%, 11/15/10	609	619,585
Oracle Corp.
4.95%, 4/15/13	6,064	6,349,954
5.00%, 1/15/11	3,690	3,868,227
5.25%, 1/15/16	10	10,464
Xerox Corp.
8.25%, 5/15/14	11,090	11,532,081

		70,240,843

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	2,182	2,168,602

		886,488,310

Financial Institutions - 12.2%
Banking - 7.7%
American Express Centurion Series MTN
4.375%, 7/30/09	7,386	7,377,920
American Express Co.
8.125%, 5/20/19	10,845	11,254,171
ANZ National International Ltd.
6.20%, 7/19/13 (a)	5,710	5,895,290
Bank of America Corp.
5.375%, 9/11/12	17,630	17,714,765
7.375%, 5/15/14	6,775	6,998,683
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11	1,210	1,245,020
Barclays Bank PLC
5.45%, 9/12/12	10,805	11,265,390
8.55%, 6/15/11 (a)(b)	6,460	4,328,200
BBVA International Preferred SA Unipersonal
5.919%, 4/18/17 (b)	4,355	2,569,450
The Bear Stearns Co., Inc.
5.55%, 1/22/17	12,915	11,969,028
5.70%, 11/15/14	13,815	14,075,675
7.625%, 12/07/09	12,540	12,857,588
Citigroup, Inc.
5.00%, 9/15/14	7,128	5,975,531
5.50%, 4/11/13	8,995	8,430,519
6.50%, 8/19/13	9,375	9,106,669
8.50%, 5/22/19	11,590	11,789,800
Compass Bank
5.50%, 4/01/20	14,779	11,013,444

Countrywide Financial Corp.
6.25%, 5/15/16	5,826	5,168,682
Series MTN
5.80%, 6/07/12	1,664	1,674,368
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	5,250	5,181,204
Credit Suisse USA, Inc.
5.50%, 8/15/13	4,036	4,206,553
6.50%, 1/15/12	10	10,791
Deutsche Bank AG London
5.00%, 10/12/10	5	5,130
Fifth Third Bancorp
6.25%, 5/01/13	10	9,827
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	4,795	4,801,397
7.35%, 10/01/09	2,746	2,788,143
7.50%, 2/15/19	21,925	23,476,676
Huntington National Bank
4.375%, 1/15/10	4,100	4,094,736
JP Morgan Chase & Co.
7.875%, 6/15/10	10	10,417
Marshall & Ilsley Bank
5.00%, 1/17/17	10,435	7,124,152
Marshall & Ilsley Corp.
4.375%, 8/01/09	10,245	10,247,018
5.626%, 8/17/09	6,126	6,106,170
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	3,400	3,044,350
Morgan Stanley
6.60%, 4/01/12	7,825	8,284,766
7.25%, 4/01/32	15	14,899
Series MTN
5.625%, 1/09/12	12,045	12,326,937
6.625%, 4/01/18	11,700	11,663,800
National Capital Trust II
5.486%, 12/29/49 (a)(b)	3,116	2,056,560
National City Bank of Cleveland Ohio
6.25%, 3/15/11	12,655	12,925,361
PNC Funding Corp.
4.50%, 3/10/10	5	5,034
Rabobank Nederland
11.00%, 6/30/19 (a)(b)	905	1,006,813
Regions Financial Corp.
6.375%, 5/15/12	12,875	11,812,104
UBS Preferred Funding Trust I
8.622%, 10/01/10 (b)	6,990	4,977,614

UFJ Finance Aruba AEC
6.75%, 7/15/13	2,366	2,449,858
Union Bank of California
5.95%, 5/11/16	13,165	12,178,902
Union Planters Corp.
7.75%, 3/01/11	8,554	8,302,649
Wachovia Corp.
Series MTN
5.50%, 5/01/13	12,850	13,274,101
Wells Fargo & Co.
4.20%, 1/15/10	4,465	4,516,423
5.625%, 12/11/17	11,635	11,452,714

		349,065,292

Finance - 2.0%
General Electric Capital Corp.
4.80%, 5/01/13	26,410	26,438,760
Series A
4.375%, 11/21/11	6,275	6,305,145
HSBC Finance Corp.
5.25%, 1/15/14	20	19,638
7.00%, 5/15/12	6,575	6,778,615
International Lease Finance Corp.
Series MTN
5.65%, 6/01/14	1,599	1,158,717
SLM Corp.
5.45%, 4/25/11	14,475	13,317,000
Series MTN
5.125%, 8/27/12	3,495	2,989,480
5.40%, 10/25/11	10,112	9,094,632
Series MTNA
5.375%, 1/15/13 - 5/15/14	31,070	25,432,388

		91,534,375

Insurance - 1.8%
Aegon NV
4.75%, 6/01/13	1,910	1,728,426
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	3,180	2,692,783
The Allstate Corp.
6.125%, 5/15/37 (b)	11,695	8,595,825
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	5,700	5,876,609
Genworth Financial, Inc.
Series MTN
6.515%, 5/22/18	12,615	8,432,232
Humana, Inc.
6.30%, 8/01/18	3,550	2,960,128
ING Capital Funding Trust III
8.439%, 12/31/10 (b)	6,938	4,370,940

ING Groep NV
5.775%, 12/08/15 (b)	2,327	1,361,295
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	4,025	3,186,601
Lincoln National Corp.
8.75%, 7/01/19	3,069	3,095,004
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	5,950	6,318,257
MetLife, Inc.
5.00%, 11/24/13	4,125	4,115,380
Principal Financial Group, Inc.
7.875%, 5/15/14	8,660	9,123,232
Prudential Financial, Inc.
6.20%, 1/15/15	1,195	1,168,220
7.375%, 6/15/19	900	883,647
Series MTN
5.15%, 1/15/13	7,695	7,467,574
UnitedHealth Group, Inc.
4.125%, 8/15/09	4,145	4,151,180
XL Capital Ltd.
5.25%, 9/15/14	7,525	6,315,507

		81,842,840

REITS - 0.7%
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	7,075	6,235,537
Simon Property Group LP
4.875%, 3/18/10	10	10,071
5.00%, 3/01/12	13,115	13,073,819
5.625%, 8/15/14	10,887	10,395,833

		29,715,260

		552,157,767

Utility - 3.0%
Electric - 1.7%
Exelon Corp.
6.75%, 5/01/11	7,415	7,739,525
FirstEnergy Corp. Series B
6.45%, 11/15/11	25,275	26,381,034
Series C
7.375%, 11/15/31	7,850	7,409,285
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	2,405	2,561,337
Nisource Finance Corp.
6.80%, 1/15/19	13,295	12,458,652
7.875%, 11/15/10	3,025	3,124,489
Pacific Gas & Electric Co.
4.80%, 3/01/14	3,290	3,463,653

Progress Energy, Inc.
7.10%, 3/01/11	2,287	2,432,353
The Southern Co.
Series A
5.30%, 1/15/12	3,928	4,124,384
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	5,805	5,737,441
Wisconsin Energy Corp.
6.25%, 5/15/67 (b)	5,810	4,241,300

		79,673,453

Natural Gas - 1.1%
Duke Energy Field Services Corp.
7.875%, 8/16/10	2,100	2,196,778
Energy Transfer Partners LP
6.70%, 7/01/18	11,065	11,311,783
7.50%, 7/01/38	12,570	13,200,209
Enterprise Products Operating LLC Series G
5.60%, 10/15/14	3,315	3,406,948
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (b)	12,800	8,896,000
Williams Co., Inc.
7.875%, 9/01/21	5,065	4,989,025
8.125%, 3/15/12	4,705	4,876,027

		48,876,770

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	8,485	8,648,396

		137,198,619

Non Corporate Sectors - 0.7%
Agencies - Not Government Guaranteed - 0.7%
Gaz Capital SA
6.212%, 11/22/16 (a)	24,820	20,848,800
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)	11,910	11,314,500

		32,163,300

Total Corporates - Investment Grades (cost $1,624,988,657)		1,608,007,996

MORTGAGE PASS-THRU’S - 18.2%
Agency Fixed Rate 30-Year - 16.5%
Federal Home Loan Mortgage Corp. Gold Series 2005
4.50%, 8/01/35 - 1/01/36	42,232	42,171,648
Series 2007
4.50%, 1/01/37 - 3/01/37	9,935	9,913,801
5.50%, 7/01/35	15,182	15,763,107

Series 2008
6.50%, 5/01/35	12,767	13,708,692
Federal National Mortgage Association Series 2003
5.00%, 11/01/33	30,126	30,821,353
5.50%, 4/01/33 - 7/01/33	63,511	65,902,084
Series 2004
5.00%, 4/01/34	12	11,925
5.50%, 4/01/34 - 11/01/34	49,357	51,194,099
6.00%, 9/01/34 - 10/01/34	25,637	26,959,787
Series 2005
4.50%, 8/01/35 - 9/01/35	58,650	58,732,257
5.50%, 2/01/35	44,443	46,115,769
6.00%, 4/01/35	8,834	9,303,716
Series 2006
5.00%, 2/01/36	72,980	74,562,118
5.50%, 4/01/36	11,761	12,185,142
6.00%, 10/01/31	24	25,526
Series 2007
4.50%, 9/01/35	38,480	38,599,970
5.00%, 7/01/36	17,869	18,267,631
6.00%, 3/01/37	206	215,859
6.50%, 12/01/37	25,741	27,450,820
Series 2008
5.50%, 12/01/35 - 3/01/37	89,901	93,144,912
6.00%, 3/01/37	106,101	111,309,156
Government National Mortgage Association Series 1996
8.50%, 11/15/26	1	726

		746,360,098

Agency ARMS - 1.7%
Federal Home Loan Mortgage Corp. Series 2006
4.028%, 3/01/34 (c)	5,668	5,704,818
Series 2007
5.974%, 2/01/37 (c)	18,002	18,873,551
Federal National Mortgage Association Series 2006
5.454%, 2/01/36 (c)	11,755	12,283,267
6.235%, 3/01/36	8,003	8,413,086
Series 2007
4.725%, 3/01/34 (c)	12,534	12,929,597
5.015%, 8/01/37 (c)	10,531	11,041,160
5.956%, 10/01/37 (c)	9,831	10,331,345

		79,576,824

Total Mortgage Pass-Thru’s (cost $791,957,083)		825,936,922

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.0%
Non-Agency Fixed Rate CMBS - 13.8%
Banc of America Commercial Mortgage, Inc. Series 2001-PB1, Class A2
5.787%, 5/11/35	7,038	7,141,026
Series 2004-3, Class A5, Class A5
5.557%, 6/10/39	13,780	12,432,368
Series 2004-4, Class A3
4.128%, 7/10/42	7,406	7,389,007
Series 2004-6, Class A2
4.161%, 12/10/42	11,178	11,116,579
Series 2007-5, Class A4
5.492%, 2/10/51	19,945	14,000,235
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-T18, Class A4
4.933%, 2/13/42	12,490	10,763,474
Series 2006-PW11, Class A4
5.623%, 3/11/39	15,615	13,405,242
Series 2006-PW12, Class A4
5.903%, 9/11/38	18,895	16,432,479
Series 2007-PW18, Class A4
5.70%, 6/11/50	19,670	15,626,796
Citigroup Commercial Mortgage Trust Series 2004-C1, Class A4
5.545%, 4/15/40	10,310	9,216,205
Commercial Mortgage Asset Trust Series 1999-C1, Class A3
6.64%, 1/17/32	0	23
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4
5.306%, 12/10/46	9,615	7,009,919
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3
6.02%, 6/15/38	26,360	19,239,439
Series 2006-C5, Class A3
5.311%, 12/15/39	13,502	9,253,943
CS First Boston Mortgage Securities Corp. Series 2003-CK2, Class A2
3.861%, 3/15/36	435	433,318
Series 2004-C1, Class A4
4.75%, 1/15/37	4,400	3,935,375
Series 2004-C3, Class A5
5.113%, 7/15/36	2,380	2,106,645
Series 2005-C1, Class A4
5.014%, 2/15/38	21,580	18,216,341

GE Capital Commercial Mortgage Corp. Series 2005-C3, Class A3FX
4.863%, 7/10/45	12,735	12,463,370
Greenwich Capital Commercial Funding Corp. Series 2003-C1, Class A4
4.111%, 7/05/35	9,240	8,492,019
Series 2003-C2, Class A3
4.533%, 1/05/36	2,556	2,507,017
Series 2005-GG3, Class A2
4.305%, 8/10/42	12,727	12,425,714
Series 2005-GG3, Class A4
4.799%, 8/10/42	6,045	5,144,788
Series 2007-GG11, Class A4
5.736%, 12/10/49	3,484	2,801,285
Series 2007-GG9, Class A2
5.381%, 3/10/39	22,510	21,135,062
Series 2007-GG9, Class A4
5.444%, 3/10/39	16,775	13,371,597
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6
5.396%, 8/10/38	100	89,153
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class A2
4.302%, 1/15/38	9,775	8,877,294
Series 2005-LDP1, Class A4
5.038%, 3/15/46	13,750	11,980,521
Series 2005-LDP3, Class A2
4.851%, 8/15/42	11,220	10,723,279
Series 2005-LDP4, Class A2
4.79%, 10/15/42	7,341	7,261,405
Series 2006-CB14, Class A4
5.481%, 12/12/44	6,750	5,447,995
Series 2006-CB15, Class A4
5.814%, 6/12/43	24,985	19,651,287
Series 2006-CB16, Class A4
5.552%, 5/12/45	21,000	16,875,946
Series 2006-CB17, Class A4
5.429%, 12/12/43	18,215	14,725,538
Series 2007-C1, Class A4
5.716%, 2/15/51	26,625	17,532,962
Series 2007-LD11, Class A2
5.992%, 6/15/49	29,120	26,837,056
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A4
5.409%, 6/15/29	3,780	3,274,041
Series 2004-C8, Class A2
4.201%, 12/15/29	9,184	9,144,840

Series 2005-C1, Class A4
4.742%, 2/15/30	9,030	7,916,074
Series 2005-C7, Class A4
5.197%, 11/15/30	10,140	8,708,701
Series 2006-C6, Class A4
5.372%, 9/15/39	22,610	18,332,430
Series 2006-C7, Class A3
5.347%, 11/15/38	17,955	14,273,415
Series 2007-C1, Class A4
5.424%, 2/15/40	17,435	12,673,135
Merrill Lynch Mortgage Trust Series 2005-CKI1, Class A6
5.415%, 11/12/37	9,140	7,752,997
Series 2005-MKB2, Class A2
4.806%, 9/12/42	16,215	16,068,548
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2, Class A4
6.104%, 6/12/46	11,735	9,643,913
Morgan Stanley Capital I Series 2005-HQ5, Class A4
5.168%, 1/14/42	16,915	15,248,839
Series 2005-T17, Class A5
4.78%, 12/13/41	13,195	11,445,148
Series 2007-T27, Class A4
5.803%, 6/11/42	30,420	25,524,336
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A3
5.765%, 7/15/45	26,240	20,976,154
Series 2007-C31, Class A4
5.509%, 4/15/47	26,665	17,685,636
Series 2007-C32, Class A2
5.924%, 6/15/49	15,400	14,372,446
Series 2007-C32, Class A3
5.929%, 6/15/49	23,420	16,264,724

		625,367,079

Non-Agency Floating Rate CMBS - 0.2%
Commercial Mortgage Pass Through Certificates Series 2005-C6, Class A5A
5.116%, 6/10/44 (b)	8,810	7,177,786
GS Mortgage Securities Corp. II Series 2007-EOP, Class E
0.758%, 3/06/20 (a)(c)	5,835	4,004,747

		11,182,533

Total Commercial Mortgage-Backed Securities (cost $754,326,695)		636,549,612

GOVERNMENTS - TREASURIES - 12.0%
Hungary - 0.5%
Hungary Government Bond Series 12/C
6.00%, 10/24/12	HUF	5,133,000	23,767,053

Sweden - 1.4%
Sweden Government Bond Series 1045
5.25%, 3/15/11	SEK	234,670	32,501,825
Series 1046
5.50%, 10/08/12		221,380	31,759,069

			64,260,894

United States - 10.1%
U.S. Treasury Bonds
3.75%, 11/15/18		$14,630	14,882,660
4.50%, 2/15/36		124,635	128,393,493
U.S. Treasury Notes
0.875%, 2/28/11 - 5/31/11		238,510	238,010,100
1.75%, 1/31/14		76,695	74,538,337

			455,824,590

Total Governments - Treasuries (cost $553,462,958)			543,852,537

CORPORATES - NON-INVESTMENT GRADES - 4.5%
Industrial - 3.0%
Basic - 0.7%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		3,550	1,100,500
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)		5,025	4,246,125
United States Steel Corp.
5.65%, 6/01/13		13,189	11,870,417
6.05%, 6/01/17		13,580	11,582,301
Westvaco Corp.
8.20%, 1/15/30		1,700	1,501,788

			30,301,131

Capital Goods - 0.9%
Masco Corp.
6.125%, 10/03/16		15,760	13,232,033
Mohawk Industries, Inc.
6.625%, 1/15/16		14,595	12,968,825
Owens Corning, Inc.
6.50%, 12/01/16		8,371	7,337,709
Textron Financial Corp.
4.60%, 5/03/10		1,329	1,269,184
5.125%, 2/03/11		2,419	2,220,086
5.40%, 4/28/13		1,730	1,416,469

			38,444,306

Communications - Media - 0.2%
Cablevision Systems Corp. Series B
8.00%, 4/15/12	3,675	3,638,250
Clear Channel Communications, Inc.
5.50%, 9/15/14	8,805	1,937,100
DirecTV Holdings LLC
6.375%, 6/15/15	3,525	3,260,625
Univision Communications, Inc.
12.00%, 7/01/14 (a)	1,078	1,002,540

		9,838,515

Communications - Telecommunications - 0.1%
Cricket Communications, Inc.
7.75%, 5/15/16 (a)	2,085	1,991,175
Qwest Communications International, Inc.
7.50%, 2/15/14	2,175	1,984,687
Series B
7.50%, 2/15/14	1,115	1,017,438

		4,993,300

Consumer Cyclical - Other - 0.9%
Centex Corp.
5.45%, 8/15/12	5,819	5,484,407
Sheraton Holding Corp.
7.375%, 11/15/15	11,741	10,801,720
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	13,820	12,852,600
7.875%, 5/01/12	12,363	11,373,960
Wyndham Worldwide Corp.
6.00%, 12/01/16	20	15,642

		40,528,329

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17	1,724	1,491,791

Consumer Non-Cyclical - 0.1%
Bausch & Lomb, Inc.
9.875%, 11/01/15	4,150	3,963,250
HCA, Inc.
8.50%, 4/15/19 (a)	1,035	1,016,887

		4,980,137

Transportation - Airlines - 0.1%
UAL Pass Through Trust Series 2007-1 Series 071A
6.636%, 7/02/22	5,237	3,927,785

		130,259,169

Financial Institutions - 1.2%
Banking - 0.7%
ABN Amro Bank NV
4.31%, 3/10/16 (b)	EUR	2,695	1,550,078
BankAmerica Capital II Series 2
8.00%, 12/15/26		$5,954	4,941,219
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (b)	EUR	550	246,901
Dexia Credit Local
4.30%, 11/18/15 (b)		2,050	1,035,303
HBOS Capital Funding LP
4.939%, 5/23/16 (b)		358	165,733
HBOS Euro Finance LP
7.627%, 12/09/11 (b)		1,858	1,042,597
KBC Bank Funding Trust III
9.86%, 11/02/09 (a)(b)		$8,438	3,712,720
Lloyds Banking Group PLC
5.92%, 10/01/15 (a)(b)		6,300	2,205,000
6.267%, 11/14/16 (a)(b)		11,771	4,002,140
6.657%, 5/21/37 (a)(b)		10,300	3,708,000
RBS Capital Trust III
5.512%, 9/30/14 (b)		10,580	4,337,800
Zions Bancorp
5.50%, 11/16/15		4,040	2,907,976

			29,855,467

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 (d)		10,672	1,574,120
Series MTN
6.20%, 9/26/14 (d)		5,118	754,905
Series MTNG
4.80%, 3/13/14 (d)		3,322	489,995

			2,819,020

Finance - 0.3%
CIT Group, Inc.
5.00%, 2/01/15		5	2,945
5.85%, 9/15/16		11,860	6,695,610
7.625%, 11/30/12		10,740	7,354,172
Series MTN
5.125%, 9/30/14		2,615	1,541,365

			15,594,092

Insurance - 0.1%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		6,060	3,393,600

REITS - 0.0%
AMR Real Estate PTR/FIN
7.125%, 2/15/13	2,710	2,445,775

		54,107,954

Utility - 0.3%
Electric - 0.3%
Dynegy Holdings, Inc.
8.375%, 5/01/16	5,370	4,551,075
Edison Mission Energy
7.00%, 5/15/17	3,955	3,035,463
NRG Energy, Inc.
7.25%, 2/01/14	5,035	4,883,950
7.375%, 2/01/16	2,985	2,824,556

		15,295,044

Total Corporates - Non-Investment Grades (cost $261,057,375)		203,908,292

BANK LOANS - 2.8%
Industrial - 2.4%
Basic - 0.3%
Georgia-Pacific LLC
2.31%-2.65%, 12/20/12 (c)	1,758	1,654,086
Hexion Specialty Chemicals, Inc.
2.87%, 5/05/13 (c)	146	98,502
3.50%, 5/05/13 (c)	676	454,619
John Maneely Co.
3.57%-4.39%, 12/09/13 (c)	5,983	4,714,516
Lyondell Chemical Company
3.81%-5.75%, 12/20/13 (c)	359	155,488
4.06%-6.00%, 12/22/14 (c)	218	94,190
7.00%, 12/22/14 (c)	944	408,717
Lyondell Chemical Company (New Money Dip)
13.00%, 12/15/09 (c)(e)	562	577,362
Lyondell Chemical Company (New Roll-Up Dip)
5.82%-5.94%, 12/15/09 (c)	561	465,680
Newpage Corp.
4.06%, 12/22/14 (c)	1,657	1,425,961
Univar Corp. Opco
3.31%, 10/10/14 (c)	1,893	1,597,749

		11,646,870

Capital Goods - 0.1%
Champion OPCO LLC
4.24%, 5/13/13 (c)	1,892	768,490
Manitowoc Co., Inc.
7.50%, 8/25/14 (c)	995	899,231
Ravago Holding America, Inc.
4.69%, 1/30/14 (c)	1,950	1,267,500

Sequa Corp.
3.57%-4.08%, 12/03/14 (c)	1,192	913,499
Tegrant Corp. (SCA Packaging)
6.10%, 3/08/15 (c)	600	120,000
TRW Automotive Inc.
2/09/14 (c)(f)	627	555,815

		4,524,535

Communications - Media - 0.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.81%, 7/03/14 (c)	1,357	1,133,223
Cequel Communications LLC (Cebridge)
2.32%-4.25%, 11/05/13 (c)(g)	1,130	1,031,630
Charter Communications Operating LLC
6.25%, 3/05/14 (c)	3,651	3,275,628
CSC Holdings, Inc. (Cablevision)
2.07%, 3/29/13 (c)	1,385	1,298,526
Idearc, Inc. (Verizon)
6.25%, 11/17/14 (c)(d)	998	420,389
Nielsen Finance LLC
2.32%, 6/23/14 (c)(f)	2,253	2,029,646
4.07%, 5/01/16 (c)	956	866,366
Univision Communications, Inc.
2.56%, 9/29/14 (c)(f)	3,960	2,956,377

		13,011,785

Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.57%-3.39%, 3/13/14 (c)	2,088	1,726,957
Sorenson Communications, Inc.
7.31%, 2/16/14 (c)	2,484	2,069,587
Telesat Canada
3.31%, 10/31/14 (c)	973	904,354

		4,700,898

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
3.32%-4.14%, 12/15/13 (c)	2,877	2,084,644
Lear Corp.
3.04%-3.35%, 4/25/12 (c)	2,455	1,677,575
Visteon Corp.
4.14%-4.69%, 6/13/13 (c)(d)	1,500	615,000

		4,377,219

Consumer Cyclical - Entertainment - 0.0%
Metro-Goldwyn-Mayer Inc.
3.56%, 4/09/12 (c)	1,955	1,075,250

Consumer Cyclical - Other - 0.1%
Hanesbrands, Inc.
5.07%-5.84%, 9/05/13 (c)	558	553,096

Harrah’s Operating Co., Inc.
3.46%-4.09%, 1/28/15 (c)	1,906	1,395,799
Las Vegas Sands LLC
5/23/14 (f)	1,543	1,085,124
5/23/14 (f)	312	219,234
On Assignment, Inc.
6.75%, 1/31/13 (c)	1,044	892,553
Veyance Technologies, Inc.
2.58%, 7/31/14 (c)	2,457	1,603,213
VML US Finance LLC
2.85%, 5/27/13 (c)	748	632,786

		6,381,805

Consumer Cyclical - Retailers - 0.1%
Mattress Holding Corp.
2.56%, 1/18/14 (c)	490	213,159
Neiman Marcus Group, Inc.
2.32%-2.63%, 4/06/13 (c)	1,500	1,140,000
Targus Group International
4.61%, 11/22/12 (c)	2,668	1,307,270

		2,660,429

Consumer Non-Cyclical - 0.5%
Aramark Corp.
2.33%, 1/26/14 (c)	64	58,872
2.47%, 1/26/14 (c)	1,006	926,677
Best Brands Corp.
9.82%, 12/12/12 (c)(g)	298	223,803
CHS/Community Health Systems, Inc.
2.56%-2.92%, 7/25/14 (c)	3,745	3,365,274
Fenwal, Inc.
2.92%, 2/28/14 (c)	2,181	1,677,013
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
2.81%-2.82%, 7/11/14 (c)	2,243	1,940,352
HCA, Inc.
2.85%, 11/18/13 (c)	3,719	3,354,672
Health Management Associates, Inc.
2.35%, 2/28/14 (c)	1,844	1,619,183
Mylan Inc.
3.56%-3.87%, 10/02/14 (c)	1,455	1,401,427
Talecris Biotherapeutics Holdings Corp.
4.42%, 12/06/13 (c)	5,267	4,766,785
7.42%, 12/06/14 (c)	1,775	1,584,187
Wrigley Jr Company
6.50%, 9/30/14 (c)	1,073	1,076,297

		21,994,542

Energy - 0.1%
Ashmore Energy International
3.31%, 3/30/12 (c)	210	168,000
3.60%, 3/30/14 (c)	1,637	1,309,421
Dalbo, Inc.
3.57%, 8/27/12 (c)	2,332	1,865,275
Infrastrux Group, Inc.
4.56%, 11/03/12 (c)(g)	3,489	3,128,916

		6,471,612

Other Industrial - 0.0%
Education Management LLC
2.37%, 6/03/13 (c)	2,297	2,109,503

Services - 0.2%
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.82%-3.80%, 5/08/14 (c)	1,880	902,175
Koosharem Corp.
3.96%, 6/30/14 (c)	1,965	805,462
Sabre, Inc.
2.57%-3.29%, 9/30/14 (c)	4,072	2,926,418
Travelport LLC
2.81%-3.10%, 8/23/13 (c)	2,334	1,809,878
3.10%, 8/23/13 (c)	468	363,153
West Corp.
2.68%-2.69%, 10/24/13 (c)	2,694	2,449,815

		9,256,901

Technology - 0.4%
Dealer Computer Services, Inc.
2.31%, 10/26/12 (c)	2,189	1,827,844
5.81%, 10/26/13 (c)	3,500	2,047,500
Dresser, Inc.
3.10%, 5/04/14 (c)	2,426	2,200,783
First Data Corp.
3.06%, 9/24/14 (c)	5,615	4,207,110
Freescale Semiconductor, Inc.
2.07%, 11/29/13 (c)	773	560,697
IPC Systems, Inc.
2.56%-2.85%, 6/02/14 (c)	929	703,688
5.85%, 6/01/15 (c)	2,000	720,000
Sitel, LLC (ClientLogic)
5.81%-6.66%, 1/30/14 (c)	4,781	3,370,584
Sungard Data Systems, Inc.
2.07%-2.72%, 2/28/14 (c)	75	68,893
3.95%-4.60%, 2/28/16 (c)	2,101	1,961,442

		17,668,541

Transportation - Airlines - 0.0%
Delta Airlines
4/30/14 (f)	945	642,600

Transportation - Services - 0.1%
Oshkosh Truck Corp.
6.61%-8.25%, 12/06/13 (c)	2,369	2,171,812

		108,694,302

Utility - 0.3%
Electric - 0.3%
Calpine Corp.
3.50%, 3/29/14 (c)	1,135	1,003,058
FirstLight Power Resources, Inc.
3.12%, 11/01/13 (c)	827	735,963
5.12%, 5/01/14 (c)	3,800	2,812,000
GBGH, LLC (US Energy)
Zero Coupon, 6/09/14 (c)(h)	396	0
4.00%, 6/09/13 (c)(g)(h)	1,322	669,853
Invenergy Thermal Financing LLC
3.60%, 4/10/13 (c)	2,884	2,451,502
Texas Competitive Electric Holdings Company LLC
3.81%-3.82%, 10/10/14 (c)	4,436	3,163,413

		10,835,789

Financial Institutions - 0.1%
Banking - 0.0%
November 2005 Land Investors, LLC (North Las Vegas Consortium)
8.11%, 5/09/11 (c)(d)(g)(h)	2,022	667,361
12.36%, 5/09/12 (c)(d)(g)(h)	1,009	50,455

		717,816

Finance - 0.0%
Levlad LLC & Arbonne International LLC
7.75%, 3/08/14 (c)	913	210,100
LPL Holdings
2.06%-2.35%, 6/28/13 (c)	947	854,740
Peach Holding, Inc.
4.56%, 11/21/13 (c)	917	381,948

		1,446,788

Other Finance - 0.0%
Grosvenor Capital Management Holdings, LLLP
2.32%, 12/05/13 (c)	922	765,234

REITS - 0.1%
Capital Automotive L.P.
2.07%, 12/16/10 (c)	861	649,766
Crescent Resources, LLC
6/10/10 (c)(e)	950	950,000
5.04%, 9/07/12 (c)(d)	5,765	922,423

		2,522,189

		5,452,027

Total Bank Loans (cost $165,687,360)		124,982,118

AGENCIES - 2.7%
Agency Debentures - 2.7%
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17	102,515	112,513,083
Federal National Mortgage Association
6.25%, 5/15/29	9,685	11,370,442

Total Agencies (cost $118,821,290)		123,883,525

GOVERNMENTS - SOVEREIGN BONDS - 1.5%
Brazil - 0.7%
Republic of Brazil
8.25%, 1/20/34	28,055	33,385,450

Peru - 0.6%
Republic of Peru
8.375%, 5/03/16	6,815	7,854,287
9.875%, 2/06/15	14,380	17,579,550

		25,433,837

Russia - 0.2%
Russian Federation
7.50%, 3/31/30 (a)	10,589	10,424,674

Total Governments - Sovereign Bonds (cost $63,379,907)		69,243,961

CMOS - 1.1%
Non-Agency ARMS - 0.9%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1
5.317%, 2/25/36 (b)	8,555	3,617,836
Series 2006-3, Class 22A1
5.956%, 5/25/36	5,637	2,649,699
Series 2007-1, Class 21A1
5.663%, 1/25/47 (b)	25,860	11,881,348
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4
5.122%, 5/25/35 (b)	14,686	9,860,908
Deutsche Mortgage Securities, Inc. Series 2005-WF1, Class 1A1
5.119%, 6/26/35 (a)	4,091	3,681,687
Indymac Index Mortgage Loan Trust Series 2006-AR7, Class 4A1
5.844%, 5/25/36 (b)	7,447	3,182,314
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1A
5.155%, 12/25/35 (b)	7,850	6,659,337

		41,533,129

Non-Agency Floating Rate - 0.1%
Countrywide Alternative Loan Trust Series 2005-62, Class 2A1
2.34%, 12/25/35 (c)		5,568	2,560,619
JP Morgan Alternative Loan Trust Series 2006-S1, Class 3A1
0.424%, 3/25/36 (c)		440	420,008
Structured Asset Mortgage Investment, Inc. Series 2004-AR5, Class 1A1
0.643%, 10/19/34 (c)		4,377	2,340,889

			5,321,516

Agency Floating Rate - 0.1%
Fannie Mae Grantor Trust Series 2004-T5, Class AB4
0.579%, 5/28/35 (c)		1,605	1,412,307

Total CMOs (cost $85,918,784)			48,266,952

GOVERNMENTS - SOVEREIGN AGENCIES - 0.9%
United Kingdom - 0.9%
Barclays Bank PLC Series EMTN
2.875%, 12/23/11	GBP	11,375	18,935,066
The Royal Bank of Scotland PLC
2.625%, 5/11/12 (a)		$23,310	23,477,482

Total Governments - Sovereign Agencies (cost $39,861,243)			42,412,548

ASSET-BACKED SECURITIES - 0.8%
Home Equity Loans - Floating Rate - 0.6%
Asset Backed Funding Certificates Series 2003-WF1, Class A2
1.434%, 12/25/32 (c)		3,004	1,960,534
Bear Stearns Asset Backed Securities, Inc. Series 2007-HE3, Class M1
0.764%, 4/25/37 (c)		10,375	217,875
GE-WMC Mortgage Securities LLC Series 2005-2, Class A2B
0.484%, 12/25/35 (c)		429	415,261
HFC Home Equity Loan Asset Backed Certificates Series 2005-3, Class A1
0.575%, 1/20/35 (c)		4,014	2,379,792

Home Equity Loan Trust Series 2007-FRE1, Class 2AV2
0.474%, 4/25/37 (c)	15,685	5,659,699
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2A
0.434%, 4/25/37 (c)	6,024	5,084,001
Morgan Stanley Mortgage Loan Trust FRN Series 2006-17XS, Class A1
0.434%, 10/25/46 (c)	5,420	4,247,267
Morgan Stanley Structured Trust Series 2007-1, Class A2
0.504%, 6/25/37 (c)	9,105	2,628,383
Option One Mortgage Loan Trust Series 2006-3, Class M1
0.544%, 2/25/37 (c)	6,080	100,849
Residential Asset Mortgage Products, Inc. Series 2005-RS3, Class AIA2
0.484%, 3/25/35 (c)	492	461,556
Series 2005-RZ1, Class A2
0.514%, 4/25/35 (c)	918	873,902
Residential Asset Securities Corp. Series 2003-KS3, Class A2
0.914%, 5/25/33 (c)	311	174,001
Soundview Home Equity Loan Trust FRN Series 2007-OPT3, Class 2A2
0.444%, 8/25/37 (c)	9,200	3,522,245

		27,725,365

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC Series 2006-1, Class A2
5.779%, 6/20/31 (a)	3,700	3,256,481

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT
3.36%, 1/25/33	2,790	1,825,384
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB7, Class AF2
5.147%, 11/25/35	198	196,917
Home Equity Mortgage Trust Series 2005-4, Class A3
4.742%, 1/25/36	580	574,009
Residential Funding Mortgage Securities II, Inc. Series 2005-HI2, Class A3
4.46%, 5/25/35	274	271,415

		2,867,725

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd. Series 2007-1A, Class C
1.414%, 2/25/47 (a)(c)	7,100	106,500
SLM Student Loan Trust Series 2003-C, Class A1
0.729%, 9/15/16 (c)	1,594	1,543,616

		1,650,116

Total Asset-Backed Securities (cost $87,032,711)		35,499,687

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Russia - 0.7%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	13,875	11,932,500
7.75%, 5/29/18 (a)	24,180	21,943,350

Total Quasi-Sovereigns (cost $37,250,556)		33,875,850

EMERGING MARKETS - SOVEREIGNS - 0.6%
Indonesia - 0.6%
Indonesia Government International Bond 11.625%, 3/04/19 (a) (cost $19,672,153)	19,813	25,261,575

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies -Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp. Series Z
8.375%	185,725	226,585
Federal National Mortgage Association
8.25%	280,300	375,602

Total Preferred Stocks (cost $11,650,625)		602,187

	Principal Amount (000)
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
Non-Agency Fixed Rate CMBS - 0.0%
GS Mortgage Securities Corp. II Series 2006-GG8, Class A2
5.479%, 11/10/39	$35	32,668
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CB9, Class A4
5.551%, 6/12/41	35	30,202
Series 2005-LDP3, Class A4B
4.996%, 8/15/42	35	26,416
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	35	31,632
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A4
4.367%, 3/15/36	35	29,633
Series 2004-C7, Class A5
4.628%, 10/15/29	35	29,705

Total Commercial Mortgage Backed Securities (cost $180,031)		180,256

SHORT-TERM INVESTMENTS - 4.0%
Time Deposit - 4.0%
State Street Time Deposit 0.01%, 7/01/09 (cost $179,060,238)	179,060	179,060,238

Total Investments - 99.3% (cost $4,794,317,201) (i)		4,501,524,256
Other assets less liabilities -0.7%		33,423,265

Net Assets - 100.0%		$4,534,947,521

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio	Payments received by the Portfolio
Citigroup	$498,000	9/17/10	3 Month LIBOR	2.780%	$14,630,713

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr Futures	355	September 2009	$40,465,259	$41,274,297	$809,038
U.S. T-Note 5 Yr Futures	602	September 2009	68,152,062	69,060,688	908,626

					$1,717,664

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
British Pound settling 8/25/09	11,104	$18,199,135	$18,267,264	$(68,129)
Euro settling 7/08/09	105	138,574	147,189	(8,615)
Euro settling 7/08/09	900	1,202,133	1,262,130	(59,997)
Euro settling 7/08/09	209	291,352	293,195	(1,843)
Euro settling 7/08/09	859	1,218,130	1,204,714	13,416
Euro settling 7/08/09	619	871,757	868,949	2,808
Hungarian Forint settling 7/13/09	4,726,595	23,277,984	24,307,309	(1,029,325)
Swedish Krona settling 7/28/09	507,741	67,174,859	65,810,340	1,364,519

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate market value of these securities amounted to $221,944,356 or 4.9% of net assets.

(b)	Variable rate coupon, rate shown as of June 30, 2009.

(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2009.

(d)	Security is in default and is non-income producing.

(e)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $1,142,395 and $48,910, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(f)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $3,669,940 and $(1,814,285), respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(g)	Pay-In-Kind Payments (PIK).

(h)	Illiquid security.

As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $97,777,189 and gross unrealized depreciation of investments was $(390,583,438), resulting in net unrealized depreciation of $(292,806,249).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2009, the fund’s total exposure to subprime investments was 1.26% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

EUR	- Euro Dollar
GBP	- Great British Pound
HUF	- Hungarian Forint
SEK	- Swedish Krona

Glossary:

ABS	- Asset-Backed Securities
ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
FRN	- Floating Rate Note
LIBOR	- London Interbank Offered Rates
LP	- Limited Partnership
OJSC	- Open Joint Stock Company
REIT	- Real Estate Investment Trust

Intermediate Duration Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investments in Security	Level 1	Level 2	Level 3	Total
Corporates - Investment Grades	$—	$1,569,952,351	$38,058,590	$1,608,010,941
Mortgage Pass - Thru’s	—	825,936,922	—	825,936,922
Commercial Mortgage - Backed Securities	—	636,729,868	—	636,729,868
Governments - Treasuries	—	543,852,537	—	543,852,537
Corporates - Non Investment Grades	—	191,720,835	12,184,512	203,905,347
Bank Loans	—	—	124,982,118	124,982,118
Agencies	—	123,883,525	—	123,883,525
Governments - Sovereign Bonds	—	35,858,511	33,385,450	69,243,961
CMOS	—	1,412,307	46,854,645	48,266,952
Government - Sovereign Agencies	—	42,412,548	—	42,412,548
Asset-Backed Securities	—	—	35,499,687	35,499,687
Quasi-Sovereigns	—	—	33,875,850	33,875,850
Emerging Markets - Sovereigns	—	—	25,261,575	25,261,575
Preferred Stocks	—	602,187	—	602,187
Short-Term Investments	—	179,060,238	—	179,060,238

Total Investments in Securities	—	4,151,421,829	350,102,427	4,501,524,256

Other Financial Instruments*	1,717,664	14,843,547	—	16,561,211

	$1,717,664	$4,166,265,376	$350,102,427	$4,518,085,467

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Corporates - Non Investment Grade	Bank Loans	Governments - Sovereign Bonds
Balance as of 9/30/08	$9,966,656	$5,921,290	$227,943,455	$—
Accrued discounts /premiums	60,186	5,724	552,757	(23,722)
Realized gain (loss)	—	2,325	(46,964,863)	—
Change in unrealized appreciation/depreciation	3,753,329	503,224	11,190,199	4,146,626
Net purchases (sales)	5,799,681	630,168	(67,739,430)	22,405,258
Net transfers in and/or out of Level 3	18,478,738	(1,731,500)	—	6,857,288

Balance as of 6/30/09	$38,058,590	$12,184,512	$124,982,118	$33,385,450

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$3,466,963	$630,168	$(3,892,223)	$4,146,625

	CMOS	Asset-Backed Securities	Quasi-Sovereigns	Emerging Markets - Sovereigns
Balance as of 9/30/08	$78,092,969	$74,421,398	$9,747,188	$—
Accrued discounts /premiums	8,230	6,421	56,604	2,599
Realized gain (loss)	(3,257,222)	(5,712,456)	—	—
Change in unrealized appreciation/depreciation	(8,581,901)	(13,220,184)	5,714,602	5,589,422
Net purchases (sales)	(19,407,430)	(19,995,493)	—	19,669,554
Net transfers in and/or out of Level 3	—	—	18,357,456	—

Balance as of 6/30/09	$46,854,646	$35,499,686	$33,875,850	$25,261,575

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$(10,400,270)	$(18,969,971)	$5,714,602	$5,589,422

	Other Financial Instruments	Total
Balance as of 9/30/08	$(12,081,562)	$394,011,394
Accrued discounts /premiums	—	668,799
Realized gain (loss)	18,652,527	(37,279,689)
Change in unrealized appreciation/depreciation	5,401,342	14,623,603
Net purchases (sales)	(18,652,527)	(74,026,882)
Net transfers in and/or out of Level 3	6,680,220	52,105,202

Balance as of 6/30/09	$—	$350,102,427

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$—	$(13,714,685)

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRU’S - 23.9%
Agency ARMS - 12.1%
Federal Home Loan Mortgage Corp. Series 2005
4.779%, 5/01/35 (a)	$2,266	$2,342,079
Series 2006
6.208%, 12/01/36 (a)	1,553	1,631,034
Series 2007
5.14%, 9/01/37 (a)	2,065	2,122,244
5.911%, 11/01/36 (a)	2,961	3,100,272
6.077%, 1/01/37 (a)	2,455	2,576,286
Federal National Mortgage Association Series 2003
4.742%, 12/01/33 (a)	662	682,900
Series 2005
4.56%, 2/01/35 (a)	3,532	3,613,324
4.65%, 10/01/35 (a)	5,265	5,435,567
Series 2006
4.209%, 1/01/36 (a)	6,334	6,353,001
5.474%, 5/01/36 (a)	3,556	3,718,867
5.66%, 7/01/36 (a)	3,480	3,637,957
Series 2007
4.385%, 11/01/35 (a)	3,301	3,376,334
5.521%, 2/01/37 (a)	3,680	3,857,847
5.783%, 8/01/37 (a)	10,742	11,288,829
Series 2009
1.00%, 7/01/38 (a)	1,816	1,874,577

		55,611,118

Agency Fixed Rate 30 - Year - 11.3%
Federal Home Loan Mortgage Corp. Gold Series 2007
6.50%, 12/01/33	3,718	3,989,980
Series 2008
6.00%, 8/01/38	10,409	10,875,903
Federal National Mortgage Association Series 2007
6.50%, 10/01/37	5,957	6,354,650

Series 2008
6.00%, 8/01/38	6,596	6,902,008
6.50%, 12/01/28 - 7/01/35	9,224	9,948,748
Government National Mortgage Association Series 2002
7.50%, 3/15/32	356	394,180
Series 2008
6.50%, 9/15/38	13,035	13,842,079

		52,307,548

Agency Fixed Rate 15-Year - 0.5%
Federal National Mortgage Association Series 2000
7.50%, 3/01/15	162	172,772
Series 2001
6.00%, 11/01/16 - 12/01/16	982	1,047,153
Series 2002
6.00%, 2/01/17	749	798,743
8.00%, 8/01/16	312	332,788

		2,351,456

Total Mortgage Pass - Thru’s (cost $107,536,047)		110,270,122

CORPORATES - INVESTMENT GRADES - 22.4%
Industrial - 11.9%
Basic - 0.4%
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	1,710	1,851,778

Capital Goods - 1.1%
Boeing Co.
5.00%, 3/15/14	1,210	1,273,917
General Dynamics Corp.
1.80%, 7/15/11	2,592	2,587,267
John Deere Capital Corp.
5.25%, 10/01/12	1,355	1,431,303

		5,292,487

Communications - Telecommunications - 1.5%
AT&T, Inc.
4.125%, 9/15/09	1,955	1,964,847
4.85%, 2/15/14	2,000	2,074,400
Verizon New England, Inc.
6.50%, 9/15/11	960	1,021,842
Vodafone Group PLC
7.75%, 2/15/10	1,800	1,860,858

		6,921,947

Consumer Cyclical - Automotive - 0.8%
Daimler Finance North America LLC
7.20%, 9/01/09	1,730	1,737,757
8.00%, 6/15/10	2,115	2,183,702

		3,921,459

Consumer Cyclical - Entertainment - 0.4%
The Walt Disney Co.
4.50%, 12/15/13	1,750	1,824,305

Consumer Cyclical - Restaurants - 0.4%
McDonald’s Corp.
4.30%, 3/01/13	1,717	1,785,979

Consumer Cyclical - Retailers - 0.4%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	1,700	1,781,369

Consumer Non-Cyclical - 3.9%
Avon Products, Inc.
5.625%, 3/01/14	1,040	1,099,283
Baxter FinCo BV
4.75%, 10/15/10	1,690	1,750,755
Bottling Group LLC
5.00%, 11/15/13	1,693	1,759,328
6.95%, 3/15/14	1,600	1,824,928
Campbell Soup Co.
6.75%, 2/15/11	1,680	1,817,550
Coca-Cola Enterprises, Inc.
4.25%, 3/01/15	1,775	1,795,049
Diageo Capital PLC
4.375%, 5/03/10	1,834	1,861,431
Genentech, Inc.
4.40%, 7/15/10	830	853,890
Kraft Foods, Inc.
4.125%, 11/12/09	481	486,048
Merck & Co. Inc
1.875%, 6/30/11	2,760	2,763,530
The Procter & Gamble Co.
4.60%, 1/15/14	1,680	1,766,826

		17,778,618

Energy - 1.1%
Apache Corp.
5.25%, 4/15/13	1,400	1,470,619
Chevron Corp.
3.95%, 3/03/14	1,770	1,822,328
ConocoPhillips
4.75%, 2/01/14	1,755	1,827,280

		5,120,227

Services - 0.5%
The Western Union Co.
5.40%, 11/17/11	2,165	2,262,732

Technology - 1.4%
Cisco Systems, Inc.
5.25%, 2/22/11	1,710	1,803,091
Dell, Inc.
3.375%, 6/15/12	990	1,007,759
Hewlett-Packard Co.
2.95%, 8/15/12	645	649,769
Oracle Corp.
3.75%, 7/08/14	1,921	1,920,424
5.00%, 1/15/11	1,002	1,050,396

		6,431,439

		54,972,340

Financial Institutions - 9.9%
Banking - 7.3%
Bank of America Corp.
4.50%, 8/01/10	1,850	1,859,030
The Bank of New York Mellon Corp.
4.30%, 5/15/14	860	873,865
BB&T Corp.
6.50%, 8/01/11	890	919,558
Capital One Bank USA NA
5.75%, 9/15/10	1,315	1,340,398
Citigroup, Inc.
6.50%, 1/18/11	1,693	1,719,180
Comerica, Inc.
4.80%, 5/01/15	700	513,413
Credit Suisse USA, Inc.
6.50%, 1/15/12	1,490	1,607,889
Deutsche Bank AG London
5.00%, 10/12/10	1,110	1,138,847
Fifth Third Bancorp
6.25%, 5/01/13	1,970	1,935,990
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	1,865	1,867,488
JP Morgan Chase & Co.
7.875%, 6/15/10	2,035	2,119,886
Marshall & Ilsley Corp.
4.375%, 8/01/09	1,507	1,507,297
Morgan Stanley
6.00%, 5/13/14	1,350	1,366,832
6.75%, 4/15/11	635	665,206
Series MTN
5.625%, 1/09/12	1,070	1,095,045
National City Bank of Cleveland Ohio
6.25%, 3/15/11	1,895	1,935,485
PNC Funding Corp.
4.50%, 3/10/10	1,060	1,067,170

Royal Bank of Canada
5.65%, 7/20/11	2,155	2,297,478
State Street Corp.
4.30%, 5/30/14	1,415	1,398,928
Union Planters Corp.
7.75%, 3/01/11	1,134	1,100,678
UnionBanCal Corp.
5.25%, 12/16/13	1,530	1,412,978
US Bancorp
4.20%, 5/15/14	1,815	1,835,511
Wells Fargo & Co.
4.20%, 1/15/10	1,805	1,825,788

		33,403,940

Finance - 0.9%
HSBC Finance Corp.
4.75%, 4/15/10	2,130	2,155,392
8.00%, 7/15/10	2,045	2,123,078

		4,278,470

Insurance - 1.1%
Berkshire Hathaway Finance Corp.
4.00%, 4/15/12 (b)	2,260	2,335,692
UnitedHealth Group, Inc.
4.125%, 8/15/09	713	714,063
WellPoint, Inc.
4.25%, 12/15/09	1,900	1,922,574

		4,972,329

Other Finance - 0.2%
ORIX Corp.
5.48%, 11/22/11	920	847,700

REITS - 0.4%
Simon Property Group LP
5.00%, 3/01/12	1,940	1,933,908

		45,436,347

Utility - 0.6%
Electric - 0.6%
PPL Electric Utilities Corp.
6.25%, 8/15/09	1,870	1,877,721
The Southern Co.
4.15%, 5/15/14	947	950,767

		2,828,488

Total Corporates - Investment Grades (cost $102,404,550)		103,237,175

AGENCIES - 21.0%
Agency Debentures - 21.0%
Bank of America Corp. - FDIC Insured
1.70%, 12/23/10	4,385	4,435,673
2.10%, 4/30/12	3,492	3,497,322

Citigroup, Inc. - FDIC Insured
2.875%, 12/09/11	8,365	8,604,992
Series FXD
1.875%, 5/07/12	8,999	8,963,859
Federal Home Loan Banks
1.875%, 6/20/12	5,000	4,993,105
2.25%, 4/13/12	26,100	26,414,688
3.625%, 9/16/11	750	785,456
Federal Home Loan Mortgage Corp.
2.125%, 3/23/12	960	968,680
4.125%, 9/27/13	3,380	3,581,032
Series 1
2.375%, 5/28/10	10,000	10,170,780
Federal National Mortgage Association
2.375%, 5/20/10	1,000	1,017,066
5.375%, 6/12/17	5,000	5,578,515
The Goldman Sachs Group, Inc. - FDIC Insured
3.25%, 6/15/12	3,975	4,113,724
JP Morgan Chase & Co. - FDIC Insured
3.125%, 12/01/11	8,320	8,606,641
Morgan Stanley - FDIC Insured
2.25%, 3/13/12	1,920	1,936,909
Wells Fargo & Co. - FDIC Insured
3.00%, 12/09/11	3,068	3,170,287

Total Agencies (cost $95,267,363)		96,838,729

GOVERNMENTS - TREASURIES - 14.6%
United States - 14.6%
U.S. Treasury Notes
0.875%, 5/31/11	30,000	29,892,300
1.875%, 6/15/12	22,495	22,658,539
2.375%, 8/31/10	14,422	14,721,141

Total Governments - Treasuries (cost $67,200,805)		67,271,980

ASSET-BACKED SECURITIES - 7.6%
Home Equity Loans - Fixed Rate - 2.0%
American General Mortgage Loan Trust Series 2003-1, Class A3
4.03%, 4/25/33	1,370	959,995
Citifinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT
3.36%, 1/25/33	1,104	722,076
Series 2004-1, Class AF2
2.645%, 4/25/34	144	137,767

Countrywide Asset-Backed Certificates Series 2007-S1, Class A3
5.81%, 11/25/36	1,226	222,695
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB3, Class AF1
2.879%, 12/25/32	933	471,768
Series 2005-CB4, Class AF2
4.751%, 8/25/35	1,727	1,588,086
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (b)	972	907,838
Series 2007-CB4, Class A2A
5.844%, 4/25/37	639	545,242
Flagstar Home Equity Loan Trust Series 2007-1A, Class AF2
5.765%, 1/25/35 (b)	2,100	1,289,072
Home Equity Mortgage Trust Series 2006-5, Class A1
5.50%, 1/25/37	1,099	119,737
Household Home Equity Loan Trust Series 2007-1, Class A2F
5.60%, 3/20/36	2,610	2,071,853
Nationstar NIM Trust Series 2007-A, Class A
9.97%, 3/25/37 (c)(d)	13	462
Structured Asset Securities Corp. Series 2007-RM1, Class AIO
5.00%, 5/25/47 (b)(e)	3,449	536,936

		9,573,527

Other ABS - Fixed Rate - 1.4%
John Deere Owner Trust Series 2009-A, Class A3
2.59%, 10/15/13	2,275	2,261,504
Series 2009-A, Class A4
3.96%, 5/16/16	1,600	1,586,257
Nissan Auto Lease Trust Series 2009-A, Class A3
2.92%, 12/15/11	2,500	2,503,281

		6,351,042

Credit Cards - Floating Rate - 1.3%
BA Credit Card Trust Series 2006-A10, Class A10
0.299%, 2/15/12 (a)	3,745	3,738,216
Chase Issuance Trust FRN Series 2007-A1, Class A1
0.339%, 3/15/13 (a)	2,405	2,360,880

		6,099,096

Autos - Floating Rate - 1.0%
Ford Credit Auto Owner Trust Series 2007-B, Class A3B
0.663%, 11/15/11 (a)	2,000	1,989,640
GE Dealer Floorplan Master Note Trust Series 2006-2, Class A
0.385%, 4/20/13 (a)	3,000	2,733,754

		4,723,394

Credit Cards - Fixed Rate - 1.0%
BA Credit Card Trust Series 2006-A16, Class A16
4.72%, 5/15/13	2,210	2,289,338
Capital One Multi-Asset Execution Trust Series 2008-A5, Class A5
4.85%, 2/18/14	2,220	2,303,207

		4,592,545

Home Equity Loans - Floating Rate - 0.5%
ACE Securities Corp. Series 2003-OP1, Class A2
0.674%, 12/25/33 (a)	213	100,413
BNC Mortgage Loan Trust Series 2007-2, Class M5
1.214%, 5/25/37 (a)	420	8,925
Countrywide Asset-Backed Certificates Series 2003-BC1, Class A1
1.114%, 3/25/33 (a)	181	135,632
HFC Home Equity Loan Asset Backed Certificates Series 2006-1, Class M1
0.595%, 1/20/36 (a)	745	418,985
Home Equity Mortgage Trust Series 2005-3, Class M1
0.854%, 11/25/35 (a)	820	771,159
Lehman ABS Mortgage Loan Trust Series 2007-1, Class 2A2
0.514%, 6/25/37 (a)(b)	1,200	272,164
Lehman XS Trust Series 2005-5N, Class M2
0.964%, 11/25/35 (a)	575	5,557
Novastar Home Loan Equity Series 2007-2, Class M1
0.614%, 9/25/37 (a)	1,650	35,148
Security National Mortgage Loan Trust Series 2007-1A, Class 1A1
5.91%, 4/25/37 (b)	477	440,090

		2,188,073

Autos - Fixed Rate - 0.4%
BMW Vehicle Lease Trust Series 2009-1, Class A3
2.91%, 3/15/12	1,745	1,756,102

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd. Series 2007-1A, Class C
1.414%, 2/25/47 (a)(b)	635	9,525

Total Asset-Backed Securities (cost $45,234,532)		35,293,304

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.8%
Non-Agency Fixed Rate CMBS-5.0%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2002-TOP6, Class A2
6.46%, 10/15/36	4,331	4,397,153
GE Capital Commercial Mortgage Corp. Series 2005-C3, Class A3FX
4.863%, 7/10/45	2,550	2,495,610
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2
4.305%, 8/10/42	3,096	3,022,843
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class A2
4.302%, 1/15/38	2,030	1,843,571
Series 2005-LDP5, Class A2
5.198%, 12/15/44	2,800	2,709,894
LB-UBS Commercial Mortgage Trust Series 2003-C5, Class A3
4.254%, 7/15/27	3,488	3,387,737
Series 2004-C7, Class A2
3.992%, 10/15/29	5,385	5,358,455
Nomura Asset Securities Corp. Series 1998-D6, Class A1B
6.59%, 3/15/30	59	59,118

		23,274,381

Non-Agency Floating Rate CMBS-0.8%
Commercial Mortgage Pass-Through Certificates Series 2007-FL14, Class C
0.619%, 6/15/22 (a)(b)	1,361	480,141
Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class SVD
0.789%, 10/15/21 (a)(b)	2,000	796,859
Series 2007-TFLA, Class A2
0.439%, 2/15/22 (a)(b)	3,000	1,630,576

Morgan Stanley Capital I Series 2005-XLF, Class G
0.69%, 8/15/19 (a)(b)	454	419,269
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A, Class H
0.719%, 9/15/21 (a)(b)	1,300	273,197
Series 2007-WHL8, Class E
0.719%, 6/15/20 (a)(b)	1,000	135,446

		3,735,488

Total Commercial Mortgage-Backed Securities (cost $32,762,335)		27,009,869

CMOS - 3.3%
Non-Agency Floating Rate - 1.1%
American Home Mortgage Investment Trust Series 2005-2, Class 2A1
1.884%, 9/25/45 (a)	541	246,169
Countrywide Alternative Loan Trust Series 2006-OA14, Class 3A1
2.19%, 11/25/46 (a)	963	335,048
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class 1A6
0.794%, 2/25/35 (a)	1,837	387,553
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1, Class 1A1
0.624%, 8/25/35 (a)	651	304,049
Series 2007-OA4, Class 1A1A
0.504%, 8/25/47 (a)	874	356,060
Lehman XS Trust Series 2006-3, Class M1
0.764%, 3/25/36 (a)	1,150	6,432
Series 2007-2N, Class M1
0.654%, 2/25/37 (a)	1,401	9,462
MLCC Mortgage Investors, Inc. Series 2003-F, Class A1
0.634%, 10/25/28 (a)	1,336	1,005,475
Series 2004-A, Class A1
0.544%, 4/25/29 (a)	1,095	699,924
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A
1.06%, 2/25/42 (a)(b)	1,323	1,244,590
Structured Adjustable Rate Mortgage Loan Trust Series 2005-5, Class A3
0.544%, 5/25/35 (a)	132	73,174
Series 2005-9, Class 2A1
2.839%, 5/25/35 (a)	463	156,333

WaMu Mortgage Pass Through Certificates Series 2006-AR11, Class 1A
2.30%, 9/25/46 (a)	995	361,586
Series 2006-AR4, Class 1A1B
2.28%, 5/25/46 (a)	667	120,145

		5,306,000

Agency Fixed Rate - 1.0%
Fannie Mae REMICS Series 2005-86, Class WH
5.00%, 11/25/25	1,892	1,929,866
Series 2006-50, Class PA
5.00%, 4/25/27	2,062	2,116,570
Government National Mortgage Association Series 2006-51, Class IO
0.94%, 8/16/46 (e)	11,285	503,729

		4,550,165

Non-Agency Fixed Rate - 0.9%
American Home Mortgage Investment Trust Series 2004-3, Class MF1
5.35%, 10/25/34	1,690	253,428
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2006-AB2, Class A7
5.961%, 6/25/36	172	166,096
Merrill Lynch Mortgage Investors, Inc. Series 2005-A8, Class A1C1
5.25%, 8/25/36	814	676,325
Nomura Asset Acceptance Corp. Series 2006-WF1, Class A2
5.755%, 6/25/36	2,980	2,581,217
Structured Asset Securities Corp. Series 2006-RM1, Class AIO
5.00%, 8/25/46 (b)(e)	3,203	453,833

		4,130,899

Non-Agency ARMS - 0.2%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1
5.317%, 2/25/36 (f)	1,758	743,673

Agency Floating Rate - 0.1%
Freddie Mac Reference REMIC Series 2006-R008, Class FK
0.719%, 7/15/23 (a)	685	669,546

Total CMOs (cost $26,823,336)		15,400,283

SHORT-TERM INVESTMENTS - 2.7%
Time Deposit - 2.7%
State Street Time Deposit 0.01%, 7/01/09 (cost $12,324,797)	12,325	12,324,797

Total Investments - 101.3% (cost $489,553,765) (g)		467,646,259
Other assets less liabilities - (1.3)%		(5,941,020)

Net Assets - 100.0%		$461,705,239

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr Futures	10	September 2009	$1,176,585	$1,162,656	$(13,929)
U.S. T-Note 2 Yr Futures	171	September 2009	36,896,403	36,973,406	77,003
Sold Contracts
U.S. T-Note 5 Yr Futures	93	September 2009	10,777,617	10,668,844	108,773
					$171,847

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2009.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate market value of these securities amounted to $11,225,228 or 2.4% of net assets.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of June 30, 2009, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37	4/4/2007	$13,205	$462	0.0%

(d)	Fair valued.

(e)	IO - Interest Only

(f)	Variable rate coupon, rate shown as of June 30, 2009.

(g)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,311,153 and gross unrealized depreciation of investments was $(28,218,659), resulting in net unrealized depreciation of $(21,907,506).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2009, the fund’s total exposure to subprime investments was 4.17% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

An amount equivalent to U.S. $80,400 has been segregated to collateralize margin requirements for the open futures contract at June 30, 2009.

Glossary:

ABS	- Asset-Backed Securities
ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
FRN	- Floating Rate Note
LP	- Limited Partnership
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit

Short Duration Plus Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mortgage Pass-Thru’s	$—	$110,270,122	$—	$110,270,122
Corporates - Investment Grades	—	103,237,175	—	103,237,175
Agencies	—	96,838,729	—	96,838,729
Governments - Treasuries	—	67,271,980	—	67,271,980
Asset-Backed Securities	—	17,171,138	18,122,166	35,293,304
Commercial Mortgage-Backed Securities	—	25,324,226	1,685,643	27,009,869
CMOS	—	5,219,711	10,180,572	15,400,283
Short-Term Investments	—	12,324,797	—	12,324,797

Total Investments in Securities	—	437,657,878	29,988,381	467,646,259

Other Financial Instruments*	171,847	—	—	171,847

	$171,847	$437,657,878	$29,988,381	$467,818,106

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Commercial Mortgage- Backed Securities	CMOS	Other Financial Instruments
Balance as of 9/30/08	$19,655,493	$7,759,468	$19,807,947	$29,078
Accrued discounts /premiums	2,872	649	(383)	—
Realized gain (loss)	(65,166)	(4,337,302)	(2,940,723)	305,339
Change in unrealized appreciation/depreciation	(2,384,793)	(1,103,806)	(1,262,639)	(29,078)
Net purchases (sales)	913,760	(633,366)	(5,423,630)	(305,339)
Net transfers in and/or out of Level 3	—	—	—	—

Balance as of 6/30/09	$18,122,166	$1,685,643	$10,180,572	$—

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/2009	$(2,473,347)	$(3,021,308)	$(3,245,100)	$—

	Total
Balance as of 9/30/08	$47,251,986
Accrued discounts /premiums	3,138
Realized gain (loss)	(7,037,852)
Change in unrealized appreciation/depreciation	(4,780,316)
Net purchases (sales)	(5,448,575)
Net transfers in and/or out of Level 3	—

Balance as of 6/30/09	$29,988,381

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/2009	$(8,739,755)

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 41.3%
United States - 41.3%
U.S. Treasury Notes
1.875%, 6/15/12	$10,228	$10,302,357
2.25%, 5/31/14	3,335	3,290,178
2.375%, 8/31/10	12,080	12,330,563
2.875%, 1/31/13	2,600	2,687,953
3.375%, 10/15/09	9,000	9,080,505
4.00%, 8/31/09	8,203	8,253,629
4.125%, 8/15/10	17,100	17,779,332
4.50%, 5/15/10 - 11/15/15	6,675	6,933,374
4.875%, 5/31/11	7,015	7,519,203

Total Governments - Treasuries (cost $77,809,352)		78,177,094

AGENCIES - 35.8%
Agency Debentures - 35.8%
Bank of America Corp. - FDIC Insured
2.10%, 4/30/12	3,005	3,009,580
Citigroup, Inc. - FDIC Insured
2.125%, 4/30/12	2,000	2,008,780
2.875%, 12/09/11	2,775	2,854,615
Federal Home Loan Banks
1.875%, 6/20/12	2,000	1,997,242
2.25%, 4/13/12	27,965	28,302,174
Federal Home Loan Mortgage Corp.
2.125%, 3/23/12	17,330	17,486,698
4.125%, 9/27/13	2,000	2,118,954
Federal National Mortgage Association
5.375%, 6/12/17	2,500	2,789,257
JP Morgan Chase & Co. - FDIC Insured
3.125%, 12/01/11	2,710	2,803,365
Morgan Stanley - FDIC Insured
2.00%, 9/22/11	650	658,050
2.25%, 3/13/12	1,645	1,659,487
Wells Fargo & Co. - FDIC Insured
3.00%, 12/09/11	1,926	1,990,213

Total Agencies (cost $67,142,096)		67,678,415

MORTGAGE PASS-THRU’S - 16.8%
Agency Fixed Rate 30-Year - 9.2%
Federal Home Loan Mortgage Corp. Series 2007
6.00%, 8/01/37	45	47,095
Federal National Mortgage Association Series 2006
6.50%, 11/01/36	1,796	1,915,552
Series 2007
6.00%, 7/01/37	2,816	2,946,749
6.50%, 10/01/37	4,055	4,325,236
Series 2008
6.00%, 5/01/38	2,052	2,147,195
6.50%, 12/01/28	1,716	1,851,082
Government National Mortgage Association Series 2008
6.50%, 9/15/38	3,892	4,132,656

		17,365,565

Agency ARMS - 7.3%
Federal Home Loan Mortgage Corp. Series 2005
4.779%, 5/01/35 (a)	656	678,360
Federal National Mortgage Association Series 2003
4.742%, 12/01/33 (a)	1,809	1,865,781
Series 2005
4.56%, 2/01/35 (a)	1,093	1,118,301
Series 2006
4.209%, 1/01/36 (a)	2,279	2,285,787
5.66%, 7/01/36 (a)	1,483	1,550,522
Series 2007
4.385%, 11/01/35 (a)	1,055	1,079,064
5.521%, 2/01/37 (a)	1,533	1,607,436
5.783%, 8/01/37 (a)	1,042	1,095,201
Series 2009
1.00%, 7/01/38 (a)	2,451	2,530,679

		13,811,131

Agency Fixed Rate 15-Year - 0.3%
Federal National Mortgage Association Series 2000
7.50%, 3/01/15	58	61,705
Series 2001
6.00%, 11/01/16	417	444,220
Series 2002
8.00%, 8/01/16	118	126,026

		631,951

Total Mortgage Pass-Thru’s (cost $31,156,188)		31,808,647

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Non-Agency Fixed Rate CMBS - 2.0%
Banc of America Commercial Mortgage, Inc. Series 2006-6, Class A2
5.309%, 10/10/45	873	804,235
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A2
5.381%, 3/10/39	993	932,346
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX, Class A2S
5.305%, 1/15/49	873	788,992
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A2
5.935%, 6/15/45	1,300	1,217,153

Total Commercial Mortgage-Backed Securities (cost $4,053,499)		3,742,726

CMOS - 0.9%
Agency Fixed Rate - 0.7%
Fannie Mae REMICS Series 2005-86, Class WH
5.00%, 11/25/25	563	574,365
Series 2006-50, Class PA
5.00%, 4/25/27	612	628,501

		1,202,866

Non-Agency Floating Rate - 0.1%
American Home Mortgage Investment Trust Series 2005-2, Class 2A1
1.884%, 9/25/45 (a)	95	43,217
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2007-OA4, Class 1A1A
0.504%, 8/25/47 (a)	184	74,773
MLCC Mortgage Investors, Inc. Series 2004-A, Class A1
0.544%, 4/25/29 (a)	195	124,547

		242,537

Agency Floating Rate - 0.1%
Federal Home Loan Mortgage Corp. Series 2006-72, Class A1
0.519%, 3/25/36 (a)	262	233,134

Total CMOs (cost $1,922,552)		1,678,537

ASSET-BACKED SECURITIES - 0.5% Autos - Fixed Rate - 0.3%
Volkswagen Auto Loan Enhanced Trust Series 2008-1, Class A2
3.71%, 4/20/11	603	605,952

Autos - Floating Rate - 0.2%
World Omni Auto Receivables Trust Series 2008-A, Class A2
1.319%, 3/15/11 (a)	318	318,182

Home Equity Loans - Fixed Rate - 0.0%
Countrywide Asset-Backed Certificates Series 2007-S1, Class A3
5.81%, 11/25/36	263	47,720

Home Equity Loans - Floating Rate - 0.0%
ACE Securities Corp. Series 2003-OP1, Class A2
0.674%, 12/25/33 (a)	32	15,259

Total Asset-Backed Securities (cost $1,215,743)		987,113

SHORT-TERM INVESTMENTS - 2.6%
Time Deposit - 1.5%
State Street Time Deposit
0.01%, 7/01/09	2,881	2,881,151

Agencies - 1.1%
Federal Home Loan Banks
4.25%, 11/20/09	2,000	2,030,614

Total Short-Term Investments (cost $4,885,588)		4,911,765

Total Investments - 99.9% (cost $188,185,018)		188,984,297
Other assets less liabilities - 0.1%		265,065

Net Assets - 100.0%		$189,249,362

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2009.

(b)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,733,743 and gross unrealized depreciation of investments was $(934,464), resulting in net unrealized appreciation of $799,279.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2009, the fund’s total exposure to subprime investments was 0.10% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
REMIC	- Real Estate Mortgage Investment Conduit

U.S. Government Short Duration Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Governments - Treasuries	$—	$78,177,094	$—	$78,177,094
Agencies	—	67,678,415	—	67,678,415
Mortgage Pass - Thru’s	—	31,808,647	—	31,808,647
Commercial Mortgage-Backed Securities	—	3,742,726	—	3,742,726
CMOS	—	1,436,000	242,537	1,678,537
Asset-Backed Securities	—	924,134	62,979	987,113
Short-Term Investments	—	4,911,765	—	4,911,765

Total Investments in Securities	—	188,678,781	305,516	188,984,297

Other Financial Instruments*	—	—	—	—
	$—	$188,678,781	$305,516	$188,984,297

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMOS	Asset-Backed Securities	Total
Balance as of 9/30/08	$977,397	$159,187	$1,136,584
Accrued discounts /premiums	(125)	(1)	(126)
Realized gain (loss)	(147,678)	1	(147,677)
Change in unrealized appreciation/depreciation	23,848	(68,823)	(44,975)
Net purchases (sales)	(610,905)	(27,385)	(638,290)
Net transfers in and/or out of Level 3			—

Balance as of 6/30/09	$242,537	$62,979	$305,516

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$23,848	$(68,823)	$(44,975)

Sanford C. Bernstein Fund, Inc.

Short Duration California Muni Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.4%
Long-Term Municipal Bonds - 92.7%
California - 68.4%
California Econ Recovery (California Econ Rec Spl Tax) Series A
5.25%, 7/01/12	$2,000	$2,125,260
Series B
5.00%, 7/01/23 (a)	3,855	3,946,267
California GO
5.00%, 2/01/11	3,000	3,114,660
5.25%, 2/01/11	1,320	1,375,506
5.25%, 10/01/23 (Prerefunded/ETM)	3,500	3,674,230
California Hlth Fac Fin Auth (Stanford Hosp) Series A-3
3.45%, 11/15/40 (a)	1,500	1,512,345
California Hlth Fac Fin Auth (Sutter Health) Series A
5.00%, 8/15/09	1,000	1,003,840
California Infra & Eco Dev Bk (Pacific Gas & Electric Company)
3.75%, 11/01/26 (a)	1,400	1,404,816
California Statewide CDA (Enloe Med Ctr) Series A
5.00%, 8/15/10	1,000	1,028,360
Contra Costa CA CCD GO FGIC
5.00%, 8/01/09	595	596,785
Golden Empire Sch Fin Auth CA (Kern CA HSD)
5.00%, 5/01/10	3,000	3,065,280
Inland Valley CA Dev Agy (Inland Valley CA Dev Agy Tax Alloc) Series A
5.25%, 4/01/11	1,405	1,425,822
Kern CA CCD COP AMBAC
5.00%, 1/01/25 (a)	3,190	3,275,173

LA Cnty CA Reg Pk & Open Space MBIA Series A
5.00%, 10/01/10	4,000	4,206,200
Long Beach CA USD GO Election of 2008 Series A
5.00%, 8/01/11	1,625	1,745,624
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty CA Master Lease) FGIC
5.00%, 9/01/10	680	694,103
M-S-R Pub Pwr Agy CA MBIA
5.00%, 7/01/11	3,410	3,594,549
Northern CA Gas Auth (Northern CA Gas #1 Proj)
5.00%, 7/01/09 - 7/01/10	2,525	2,523,054
Northern CA Pwr Agy
5.00%, 7/01/11	1,800	1,888,794
Port of Oakland CA
5.00%, 11/01/10	2,325	2,365,246
Poway CA USD PFA Lease (Poway CA USD Lease) FSA
Zero Coupon, 12/01/39	1,880	1,830,143
Riverside Cnty CA Trnsp (Riverside Cnty CA Sales Tax)
5.00%, 6/01/29 (a)	4,245	4,311,265
Sacramento CA Fin Auth AMBAC
5.50%, 12/01/20 (Prerefunded/ETM)	3,600	3,910,968
San Diego Cnty CA Wtr Auth COP Series 1991B
6.30%, 4/21/11	4,300	4,479,138
San Francisco CA Arpt (San Francisco CA Intl Airport) Series 2008A
6.75%, 5/01/19 (a)	2,505	2,613,341
San Francisco CA Bay Rap Trnst AMBAC
5.125%, 7/01/36 (Prerefunded/ETM)	3,495	3,784,281
San Francisco CA City/Cnty GO Series 2009A
5.00%, 6/15/11	2,540	2,719,603
San Francisco CA Redev (San Francisco CA Redev Projs) MBIA
5.00%, 8/01/10	2,725	2,836,180
San Joaquin Cnty CA Transn Auth
5.00%, 4/01/11	3,690	3,864,906

Santa Margarita/Dana Pt ID (Santa Marg/Dana Pt ID #3,3a,4,4a) Series 1994B
7.25%, 8/01/11	1,100	1,185,041
Univ of California FGIC
5.00%, 9/01/23 (Prerefunded/ETM)	1,000	1,063,040

		77,163,820

Delaware - 0.1%
Bridgeville DE Spl Oblig (Heritage Shores Spl Devel Dist) Series B
5.125%, 7/01/35	169	103,619

Florida - 0.8%
Durbin Crossing CDD FL Series 1
5.25%, 11/01/15	160	96,583
Hammock Bay CDD FL Series B
5.375%, 5/01/11	50	47,466
Lake Ashton II CDD FL Series B
5.00%, 11/01/11	190	104,416
Live Oak CDD FL Series B
5.00%, 11/01/09 (b)	100	59,979
Meadow Woods CDD FL Series 4B
5.25%, 5/01/11	100	90,835
Palm Glades CDD FL Series B
4.85%, 8/01/11	170	119,105
Paseo CDD FL
5.00%, 2/01/11 (b)	285	157,349
Series B
4.875%, 5/01/10 (b)	75	41,243
Stoneybrook CDD FL Series B
5.45%, 11/01/15 (b)	190	99,216
Tern Bay CDD FL Series B
5.00%, 5/01/15 (b)(c)	105	36,750

		852,942

Georgia - 2.8%
Burke Cnty GA Dev Auth (Oglethorpe Power Corp.) AMBAC Series 2006C-1
4.625%, 1/01/37 (a)	2,100	2,124,885

Series F
6.50%, 1/01/39 (a)	1,000	1,052,630

		3,177,515

Guam - 0.1%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	141	145,308

Illinois - 0.1%
Cortland IL Spl Tax
5.125%, 3/01/14	154	133,439

Indiana - 0.1%
South Bend IN Econ Dev (One Michiana Square Proj)
5.033%, 10/01/09 (a)(b)(c)	190	95,000

Louisiana - 0.2%
Coves of The Highland CDD LA
5.60%, 11/01/21 (b)	200	40,148
Isabella Lakes LA CDD
6.00%, 8/01/22	200	149,054
Orange Grove CDD LA
5.30%, 11/01/21	135	94,243

		283,445

Nevada - 0.1%
Henderson NV LID #T-18 (Henderson NV LID #T-18 Inspirada)
4.35%, 9/01/09	165	149,531

New Jersey - 4.1%
Tobacco Settlement Auth NJ
5.75%, 6/01/32	4,200	4,576,362

Pennsylvania - 0.7%
Beaver Cnty PA IDA (Cleveland Electric Illum)
7.125%, 6/01/28 (a)	800	831,032

Puerto Rico - 10.9%
Children’s Trust Fd Puerto Rico
5.75%, 7/01/12 (Prerefunded/ETM)	3,170	3,330,909
Puerto Rico Elec Pwr Auth MBIA
5.25%, 7/01/09	1,910	1,910,000
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/09	2,655	2,686,727
Puerto Rico Mun Fin Agy (Puerto Rico GO)
5.00%, 8/01/09	1,000	1,001,260
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series M
5.50%, 7/01/10	920	940,461
Puerto Rico Sales Tax Fin Corp. Series A
5.00%, 8/01/39 (a)	2,345	2,368,779

		12,238,136

Texas - 3.2%
Dallas TX Wtr & Swr Sys FSA
5.00%, 10/01/10	3,435	3,608,983

Virginia - 0.5%
Amelia Cnty VA (Waste Management, Inc.)
4.80%, 4/01/27 (a)	460	458,455
Broad Street CDA VA
7.125%, 6/01/15	123	113,284

		571,739

West Virginia - 0.6%
West Virginia Econ Dev Auth Solid (Appalachian Pwr Co.)
7.125%, 12/01/38 (a)	630	642,077

Total Long-Term Municipal Bonds (cost $104,277,092)		104,572,948

Short-Term Municipal Notes - 5.7%
California - 4.1%
California Ed Fac Auth (Chapman Univ)
0.25%, 10/01/36 (d)	300	300,000
California Infra & Eco Dev Bk (Orange Cnty Perf Arts Ctr)
0.25%, 7/01/34 (d)	3,700	3,700,000
California Infra & Eco Dev Bk (Rand Corporation)
0.25%, 4/01/42 (d)	600	600,000

		4,600,000

Florida - 1.6%
Citizens Ppty Ins Corp. FL Series A-2
4.50%, 6/01/10	1,800	1,823,832

Total Short-Term Municipal Notes (cost $6,413,612)		6,423,832

Total Investments - 98.4% (cost $110,690,704) (e)		110,996,780
Other assets less liabilities - 1.6%		1,782,687

Net Assets - 100.0%		$112,779,467

(a)	Variable rate coupon, rate shown as of June 30, 2009.

(b)	Illiquid security.

(c)	Security is in default and is non-income producing.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,522,507 and gross unrealized depreciation of investments was $(1,216,431), resulting in net unrealized appreciation of $306,076.

As of June 30, 2009, the Portfolio held 40.0% of net assets in insured bonds (of this amount 11.0% represents the Portfolio’s holding in pre-refunded insured bonds).

Glossary:

AMBAC	- Ambac Assurance Corporation
CCD	- Community College District
CDA	- Community Development Authority
CDD	- Community Development District
COP	- Certificate of Participation
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance Inc.
GO	- General Obligation
HFA	- Housing Finance Authority
HSD	- High School District
ID	- Improvement District
IDA	- Industrial Development Authority/Agency
LID	- Local Improvement District
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue

Short Duration California Muni Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$110,996,780	$—	$110,996,780

Total Investments in Securities	—	110,996,780	—	110,996,780

Other Financial Instruments*	—	—	—	—

	$—	$110,996,780	$—	$110,996,780

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

Short Duration New York Muni Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.8%
Long-Term Municipal Bonds - 88.3%
New York - 71.1%
Erie Cnty NY IDA (Buffalo NY SD GO) FSA Series A
5.00%, 5/01/11	$3,585	$3,786,692
Erie Cnty NY Tob Asset Sec
6.25%, 7/15/40 (Prerefunded/ETM)	5,250	5,605,950
Long Island Pwr Auth NY AMBAC
5.00%, 4/01/10	2,860	2,924,207
MBIA
5.00%, 5/01/11	1,770	1,862,730
Metropolitan Trnsp Auth NY FGIC Series A
5.25%, 11/15/22 (Prerefunded/ETM)	1,830	2,010,347
Series A
5.25%, 7/01/28 (Prerefunded/ETM)	2,975	3,231,624
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/11	1,060	1,140,507
Nassau Cnty NY GO
4.00%, 5/01/11	2,625	2,735,565
FSA Series F
7.00%, 3/01/10	3,030	3,156,533
Nassau Cnty NY Tob Stlmt Corp.
6.25%, 7/15/19 (Prerefunded/ETM)	1,805	1,825,685
New York NY GO Series 2008J
5.00%, 8/01/11	2,650	2,813,664
Series C
5.00%, 8/01/11	1,900	2,017,344
Series I
5.00%, 8/01/10	2,400	2,497,392
New York NY Hlth & Hosp Corp. Series A
5.00%, 2/15/11	4,360	4,501,351
New York NY IDA
6.125%, 11/01/30 (Prerefunded/ETM)	5,915	6,395,889
New York NY IDA (New York Spl Needs Fac Pool) ACA
3.05%, 7/01/09	365	365,000
New York NY TFA Series B
5.25%, 2/01/29 (a)	9,465	9,857,040
New York NY Trnsl Fin Auth
5.00%, 11/01/10	5,365	5,613,614
Series A

5.75%, 8/15/18 (Prerefunded/ETM)	960	975,206
Series A-1
5.00%, 11/01/10	1,000	1,046,340
New York NY Trnsp Auth COP AMBAC Series A
5.625%, 1/01/13	1,260	1,294,713
New York St Dormitory Auth (Mount Sinai-NYU Health Sys)
5.00%, 7/01/11	85	85,209
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/10 - 3/15/11	12,335	12,930,498
Series A
5.00%, 3/15/11	1,535	1,625,166
New York St Energy Res & Dev (New York St Elec and Gas Corp.) MBIA Series C
3.245%, 4/01/34 (a)(b)	2,325	2,319,769
New York St Envrn Fac Corp. (New York St SRF) Series C
7.20%, 3/15/11	10	10,002
New York St Envrn Fac Corp. (New York St SRF/NYCMWFA)
5.75%, 6/15/11	90	98,200
New York St Envrn Fac Corp. (NYS Envrn Fac SFR/NYMWFA) MBIA
6.00%, 6/15/11	4,730	5,135,787
New York St GO Series B
5.625%, 8/15/09	5,500	5,500,055
New York St HFA MFHR (New York St HFA) Series B
4.05%, 11/01/10	850	850,825
New York St Loc Gov Asst Corp. Series A
5.00%, 4/01/11	4,320	4,589,568
Series C
5.00%, 4/01/11	5,440	5,779,456
New York St Thruway Auth (New York St Thruway Au Ded Tax)
5.00%, 4/01/11	1,100	1,168,057
MBIA Series C
5.25%, 4/01/10	3,985	4,119,334
Series A
5.00%, 4/01/11	5,000	5,303,100
New York St Thruway Auth (New York St Thruway) MBIA Series H
5.00%, 1/01/11	3,900	4,089,228
New York St UDC FSA Series D
5.75%, 1/01/15 (Prerefunded/ETM)	1,390	1,490,150
New York St UDC (New York St Corr & Youth Fac) Series A
5.50%, 1/01/17 (a)	4,000	4,172,200

Onondaga Cnty NY GO
4.00%, 3/01/11	2,645	2,763,152
Tobacco Settlement Fin Corp. NY Series A-1
5.50%, 6/01/15	1,540	1,569,845
Tobacco Settlement Fin Corp. NY (New York St Tobacco Asset Sec) Series 2008
5.00%, 6/01/11	2,300	2,395,243
Series B-1C
5.50%, 6/01/14	2,800	2,802,996
Triborough Brdg & Tunl Auth NY Series 01A
5.00%, 1/01/32 (Prerefunded/ETM)	7,020	7,684,162
Troy NY IDA (Rensselaer Polytechnic Inst)
5.00%, 9/01/37 (a)	2,280	2,337,205
TSACS, Inc. NY
6.00%, 7/15/18 (Prerefunded/ETM)	1,000	1,011,370

		145,487,970

Alabama - 0.2%
Hlth Care Auth Baptist Hlth AL ASSURED GTY Series B
4.00%, 11/15/37 (a)(b)	400	400,000

Arizona - 0.5%
Watson Road CFD AZ
4.70%, 7/01/09	355	355,000
Yavapai Cnty AZ IDA (Waste Management, Inc.) Series 2007A
4.25%, 3/01/28 (a)	675	669,775

		1,024,775

Delaware - 0.1%
Bridgeville DE Spl Oblig (Heritage Shores Spl Devel Dist) Series B
5.125%, 7/01/35	294	180,260

Florida - 2.7%
Dupree Lakes CDD FL
5.00%, 11/01/10	50	31,786
Durbin Crossing CDD FL Series 1
5.25%, 11/01/15	215	129,783
Fishhawk CDD #2 FL Series B
5.125%, 11/01/09	130	112,099
Florida Hurricane Catastr Fd Fin Corp.
5.00%, 7/01/11	2,860	2,962,188

Florida Rural Util Fin Com Series B
4.00%, 11/01/11	1,610	1,603,222
Hammock Bay CDD FL Series B
5.375%, 5/01/11	60	56,959
Landmark at Doral CDD FL Series B
5.20%, 5/01/15 (c)	255	103,318
New River CDD FL Series B
5.00%, 5/01/13 (c)(d)	265	113,844
Parkway Center CDD FL Series B
5.625%, 5/01/14	255	199,124
Paseo CDD FL Series B
4.875%, 5/01/10 (c)	480	263,957

		5,576,280

Georgia - 2.2%
Burke Cnty GA Dev Auth (Oglethorpe Power Corp.) Series F
6.50%, 1/01/39 (a)	4,365	4,594,730

Guam - 0.1%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	270	277,794

Illinois - 0.1%
Cortland IL Spl Tax
5.125%, 3/01/14	212	183,696
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge) Series 5-1
5.25%, 3/01/15	100	80,044

		263,740

Louisiana - 0.2%
Coves of The Highland CDD LA
5.60%, 11/01/21 (c)	270	54,200
Isabella Lakes LA CDD
6.00%, 8/01/22	255	190,044
Juban Parc LA CDD
5.15%, 10/01/14	165	143,080
Whispering Springs CDD LA
5.20%, 10/01/21	120	72,806

		460,130

Nevada - 0.0%
Henderson NV LID #T-16 (Henderson NV LID #T-16 Falls)
4.75%, 3/01/13	40	19,598

New Jersey - 0.7%
Tobacco Settlement Auth NJ
5.75%, 6/01/32	1,290	1,405,597

North Carolina - 1.5%
North Carolina Eastern Mun Pwr Agy Series A
5.50%, 1/01/11	2,900	3,026,121

Pennsylvania - 1.6%
Beaver Cnty PA IDA (Cleveland Electric Illum)
7.125%, 6/01/28 (a)	1,000	1,038,790
Pennsylvania Econ Dev Fin Auth (PPL Electric Utilities Corp.)
4.85%, 10/01/23 (a)	2,180	2,196,241

		3,235,031

Puerto Rico - 4.2%
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/09	2,840	2,873,938
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series M
5.25%, 7/01/09	890	890,000
5.50%, 7/01/10	950	971,128
Puerto Rico Sales Tax Fin Corp. Series A
5.00%, 8/01/39 (a)	3,905	3,944,597

		8,679,663

Utah - 2.6%
Intermountain Pwr Agy UT Series 2009A
5.00%, 7/01/11	5,000	5,263,600

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15	189	174,071

West Virginia - 0.4%
West Virginia Econ Dev Auth Solid (Appalachian Pwr Co.)
7.125%, 12/01/38 (a)	770	784,761

Total Long-Term Municipal Bonds (cost $179,909,191)		180,854,121

Short-Term Municipal Notes - 9.5%
New York - 8.1%
Long Island Pwr Auth NY
0.30%, 5/01/33 (e)	4,900	4,900,000
New York NY Cap Res Corp. (Maimonides Med Ctr)
0.20%, 1/01/26 (e)	902	902,000
New York NY Cap Res Corp. (Village Center for Care)
0.20%, 1/01/37 (e)	750	750,000
New York NY Mun Wtr Auth
0.28%, 6/15/38 (e)	1,900	1,900,000
New York NY TFA
0.27%, 11/01/22 (e)	4,100	4,100,000
New York NY Trnsl Fin Auth Series B
0.18%, 2/01/31 (e)	700	700,000

New York NY Trst for Cult Res (Lincoln Center Performing Arts)
0.27%, 12/01/35 (e)	1,300	1,300,000
0.28%, 12/01/35 (e)	2,000	2,000,000

		16,552,000

Florida - 1.4%
Citizens Ppty Ins Corp. FL Series A-2
4.50%, 6/01/10	2,920	2,958,661

Total Short-Term Municipal Notes (cost $19,494,083)		19,510,661

Total Investments - 97.8% (cost $199,403,274) (f)		200,364,782
Other assets less liabilities - 2.2%		4,413,397

Net Assets - 100.0%		$204,778,179

(a)	Variable rate coupon, rate shown as of June 30, 2009.

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2009 and the aggregate market value of these securities amounted to $2,644,861 or 1.1% of net assets.

(c)	Illiquid security.

(d)	Security is in default and is non-income producing.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,295,746 and gross unrealized depreciation of investments was $(1,334,237), resulting in net unrealized appreciation of $961,509.

As of June 30, 2009, the Portfolio held 18.1% of net assets in insured bonds (of this amount 1.7% represents the Portfolio’s holding in pre-refunded insured bonds).

Glossary:

ACA	- ACA Financial Guaranty Corporation
AMBAC	- Ambac Assurance Corporation
ASSURED GTY	- Assured Guaranty Ltd.
CDA	- Community Development Authority
CDD	- Community Development District
CFD	- Community Facilities District
COP	- Certificate of Participation
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance Inc.
GO	- General Obligation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority/Agency
LID	- Local Improvement District
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
SD	- School District
SRF	- State Revolving Fund

Short Duration New York Muni Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$200,364,782	$—	$200,364,782

Total Investments in Securities	—	200,364,782	—	200,364,782

Other Financial Instruments*	—	—	—	—

	$—	$200,364,782	$—	$200,364,782

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.0%
Long-Term Municipal Bonds - 93.3%
Alabama - 2.1%
Alabama Pub Sch & Clg Auth FGIC
5.75%, 8/01/10	$8,435	$8,588,517

Arizona - 5.0%
Arizona Hlth Fac Auth (Phoenix Childrens Hospital)
1.60%, 2/01/42 (a)	955	819,925
Pima Cnty AZ GO Series 2009
4.00%, 7/01/11	6,520	6,835,177
Salt River Proj Agric Imp & Pwr Dist AZ (Salt River Elec Sys AZ) Series 2002C
5.00%, 1/01/12	11,515	12,527,283

		20,182,385

California - 8.2%
California Econ Recovery (California Econ Rec Spl Tax) Series B
5.00%, 7/01/23 (b)	10,300	10,677,754
San Diego Cnty CA Wtr Auth COP Series 1991B
6.30%, 4/21/11	15,100	15,729,066
San Francisco CA Arpt (San Francisco CA Intl Airport) Series 2008A
6.75%, 5/01/19 (b)	6,400	6,676,800

		33,083,620

Colorado - 0.9%
Colorado HFA SFMR (Colorado HFA)
7.25%, 5/01/27	81	82,497
Denver City & Cnty Co. Exc Tax FSA Series A
5.00%, 9/01/10	2,890	3,026,581

Denver Co. Hlth & Hosp Auth Series A
5.00%, 12/01/10	405	407,394
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr)
4.75%, 12/01/09 (c)	100	50,438

		3,566,910

Connecticut - 1.2%
Connecticut Clean Wtr Fund (Connecticut SRF) Series 2008A
5.00%, 2/01/10	4,745	4,870,410

Delaware - 0.1%
Bridgeville DE Spl Oblig (Heritage Shores Spl Devel Dist) Series B
5.125%, 7/01/35	588	360,520

District Of Columbia - 0.7%
District of Columbia GO (District of Columbia) FSA Series 1999B
5.50%, 6/01/10	1,495	1,556,684
District of Columbia HFA SFMR (District of Columbia HFA) GNMA/ FNMA/ FHLMC Series A
6.85%, 6/01/31	45	45,075
Metro Washington Arpt Auth VA AMBAC Series A
5.00%, 10/01/10	1,000	1,038,040

		2,639,799

Florida - 7.8%
Citizens Ppty Ins Corp. FL MBIA
5.00%, 3/01/10	600	608,064
Series A-1
5.00%, 6/01/11	5,400	5,481,972
Dupree Lakes CDD FL
5.00%, 11/01/10	60	38,143
Florida Brd of Ed Lottery FGIC Series A
5.50%, 7/01/09	4,710	4,710,000
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax) AMBAC
5.00%, 7/01/09	930	930,000
Series B
5.00%, 7/01/10	1,880	1,956,648
Florida Dept Evnrn Protn FL Forever Series 2000A
5.75%, 7/01/12	7,515	7,806,732

Hammock Bay CDD FL Series B
5.375%, 5/01/11	65	61,706
Harbor Bay CDD FL Series B
6.35%, 5/01/10	110	86,394
Heritage Plantation CDD FL Series B
5.10%, 11/01/13	150	76,626
Live Oak CDD FL Series B
5.00%, 11/01/09 (c)	265	158,944
Meadow Pointe III CDD FL Series 2004-1
4.80%, 11/01/09	120	118,736
Palm Beach Cnty FL Sch Brd COP FGIC Series B
5.00%, 8/01/25 (b)	8,000	8,163,520
Parker Rd CDD FL Series B
5.35%, 5/01/15	520	375,341
Parkway Center CDD FL Series B
5.625%, 5/01/14	200	156,176
Paseo CDD FL Series B
4.875%, 5/01/10 (c)	945	519,665
Riverwood Estates CDD FL Series B
5.00%, 5/01/13 (c)(d)	540	135,000
Rolling Hills CDD FL Series B
5.125%, 11/01/13	115	75,779

		31,459,446

Georgia - 8.6%
Atlanta GA GO ASSURED GTY Series 2009A
4.00%, 7/01/11	1,595	1,644,828
Burke Cnty GA Dev Auth (Oglethorpe Power Corp.) AMBAC Series 2006C-1
4.625%, 1/01/37 (b)	6,350	6,425,247
Series F
6.50%, 1/01/39 (b)	3,130	3,294,732
Gainesville GA Redev Auth (Gainesville GA GO) ASSURED GTY
Series 2009B
3.00%, 11/15/10	1,935	1,986,007

97

George l Smith II GA Wrld Cngrss Ctr Au MBIA Series 2000
6.00%, 7/01/10	3,560	3,610,588
Georgia HFA SFMR (Georgia HFA)
4.875%, 12/01/15	30	29,953
Georgia Road & Tollway Auth Series 2008A
5.00%, 6/01/10	2,935	3,058,710
Gwinnett Cnty GA SD GO Series 2007
5.00%, 2/01/10	1,540	1,580,425
Henry Cnty GA GO Series 2009
4.00%, 7/01/10	10,660	11,027,663
Whitfield Cnty GA SD GO Series 2009
5.00%, 4/01/11	1,905	2,026,596

		34,684,749

Guam - 0.1%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	524	538,494

Illinois - 2.3%
Chicago IL GO FGIC
6.00%, 1/01/28 (Prerefunded/ETM)	4,045	4,306,752
Cortland IL Spl Tax
5.125%, 3/01/14	251	217,489
Illinois GO
FSA
5.00%, 9/01/10	4,235	4,439,169
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	163	130,472

		9,093,882

Indiana - 0.8%
Indianapolis IN Gas Util
Series 2009A
4.00%, 6/01/10	2,000	2,052,860
Jasper Cnty IN PCR (No. Indiana Pub Serv Company) MBIA
4.15%, 8/01/10	1,325	1,330,618

		3,383,478

Iowa - 4.1%
Tobacco Settlement Auth Iowa
5.60%, 6/01/35 (Prerefunded/ETM)	15,075	16,343,712

Kentucky - 0.8%
Kentucky Prop & Bldg Comm (Kentucky Prop& Bldg Comm Lease)
4.00%, 2/01/11	3,125	3,231,875

Louisiana - 0.5%
Isabella Lakes LA CDD
6.00%, 8/01/22	515	383,814
New Orleans LA GO RADIAN Series A
5.00%, 12/01/09	1,390	1,397,353
Whispering Springs CDD LA
5.20%, 10/01/21	670	406,503

		2,187,670

Massachusetts - 4.0%
Massachusetts GO AMBAC Series C
5.00%, 8/01/10	1,040	1,088,818
Series 2004C
5.25%, 1/01/17 (Prerefunded/ETM)	6,400	6,769,920
Series A
5.50%, 1/01/11	2,315	2,461,192
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.) Series 2008
5.00%, 7/01/10	1,950	1,976,949
Massachusetts Wtr Res Auth FGIC Series 2000A
5.75%, 8/01/30 (Prerefunded/ETM)	3,500	3,719,590

		16,016,469

Michigan - 1.5%
Detroit MI Swr Disp FSA
1.409%, 7/01/32 (a)	1,540	982,690
Michigan Trunk Line Spl Tax FSA Series 05B
5.00%, 9/01/11	4,905	5,212,347

		6,195,037

Missouri - 1.1%
St. Louis MO Arpt MBIA Series 2001A
5.125%, 7/01/22 (Prerefunded/ETM)	4,045	4,371,472

Nevada - 1.6%
Clark Cnty NV Arpt (Mccarran Airport) MBIA Series 1998A
5.25%, 7/01/09	5,915	5,915,000
Henderson NV LID #T-16 (Henderson NV LID #T-16 Falls)
4.75%, 3/01/13	85	41,646

Henderson NV LID #T-17 (Henderson NV LID #T-17 Madeira)
4.00%, 9/01/09	630	626,069

		6,582,715

New Jersey - 2.4%
New Jersey COP (New Jersey COP Equip Purchase) Series 2008
5.00%, 6/15/11	2,200	2,312,134
New Jersey Trnsp Corp. COP AMBAC Series B
5.50%, 9/15/10	7,155	7,444,778

		9,756,912

New York - 8.5%
Erie Cnty NY Tob Asset Sec
6.50%, 7/15/24 (Prerefunded/ETM)	5,890	6,304,362
New York NY GO Series 2008J
5.00%, 8/01/11	1,670	1,773,139
Series C
5.00%, 8/01/11	3,495	3,710,851
New York NY TFA Series B
5.25%, 2/01/29 (b)	7,105	7,399,289
New York NY Trnsl Fin Auth Series A-1
5.00%, 11/01/10	1,115	1,166,669
New York St Dormitory Auth (New York St Lease CUNY)
5.75%, 7/01/09	1,920	1,920,000
New York St HFA MFHR (New York St HFA) Series B
4.05%, 11/01/10	3,400	3,403,298
Tobacco Settlement Fin Corp. NY (New York St Tobacco Asset Sec) Series 2008
5.00%, 6/01/11	8,250	8,591,633

		34,269,241

North Carolina - 1.3%
North Carolina GO
5.00%, 10/01/10	5,090	5,357,581

Ohio - 0.9%
Ohio HFA SFMR GNMA
3.30%, 9/01/30	1,010	992,174
Ohio Turnpike Comm FSA Series 2001B
5.50%, 2/15/12	2,400	2,623,296

		3,615,470

Oregon - 1.5%
Oregon Dept of Admin Svcs Series 2009C
5.00%, 4/01/11	1,470	1,559,640
Oregon Hsg & Cmnty Svc SFMR
3.20%, 7/01/33	1,430	1,423,236
Portland OR CCD GO Series 2009
5.00%, 6/15/10	2,975	3,097,719

		6,080,595

Pennsylvania - 9.3%
Allegheny Cnty PA Hosp Dev Auth Series 2000
9.25%, 11/15/30 (Prerefunded/ETM)	7,835	8,873,216
Series B
9.25%, 11/15/22 (Prerefunded/ETM)	430	486,979
Allegheny Cnty PA Hosp Dev Auth (Univ of Pittsburg Med Center) Series 2008A
5.00%, 9/01/11	5,600	5,842,312
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series A
5.00%, 11/15/10	1,020	997,642
Bucks Cnty PA IDA (Waste Management, Inc.)
3.90%, 12/01/22 (b)	1,245	1,233,484
Pennsylvania GO MBIA Series 2003
5.00%, 7/01/10	11,210	11,706,715
Philadelphia PA IDA (Leadership Learning Partners) Series 05A
4.60%, 7/01/15	325	282,763
Philadelphia PA Parking Auth Series 2008
5.00%, 9/01/10	3,140	3,223,493
Pittsburgh PA GO Series 2008A
5.00%, 9/01/09	2,570	2,582,130
Series 2008A-1
5.00%, 9/01/10	2,170	2,228,199

		37,456,933

Puerto Rico - 3.5%
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) Series 2008
5.00%, 12/01/10	5,775	5,999,474
Puerto Rico Sales Tax Fin Corp. Series A
5.00%, 8/01/39 (b)	7,885	7,964,954

		13,964,428

Texas - 8.8%
Austin TX Utils Sys FSA
5.00%, 11/15/10	4,000	4,163,200
Fort Worth TX Wtr & Swr FSA Series A
5.00%, 2/15/10	7,465	7,666,406
North Texas Tollway Auth TX (North Texas Tollway) Series 2008H-1
5.00%, 1/01/43 (b)	4,650	4,791,034

San Antonio TX Elec & Gas Series 2000A
5.75%, 2/01/14 (Prerefunded/ETM)	2,455	2,528,478
Texas GO Series 2008C
5.25%, 8/01/10	3,710	3,803,455
Texas Mun Gas Acq & Supply Corp. I (JP Morgan Chase) Series 2007A
0.822%, 9/15/10 (a)	2,505	2,442,851
Texas Trnsp Comm
5.00%, 4/01/11	2,850	3,039,040
Texas Trnsp Comm (Central Texas Turnpike) Series 2009
5.00%, 8/15/42 (b)	5,475	5,553,238
Titus Cnty TX Fresh Wtr (Southwestern Electric Power Co.)
4.50%, 7/01/11	1,470	1,478,585

		35,466,287

Utah - 1.2%
Intermountain Pwr Agy UT Series 2009A
5.00%, 7/01/11	4,545	4,784,612

Virginia - 1.1%
Broad Street CDA VA
7.125%, 6/01/15	349	321,432
Virginia Pub Bldg Auth
5.00%, 8/01/10	4,100	4,292,905

		4,614,337

Washington - 2.7%
Energy Northwest WA (Bonneville Power Admin) FGIC Series 2004
5.25%, 7/01/10	10,560	11,009,962

West Virginia - 0.7%
West VA Sch Bldg Auth FGIC Series A
5.00%, 7/01/09	2,880	2,880,000

Total Long-Term Municipal Bonds (cost $375,901,175)		376,637,518

Short-Term Municipal Notes - 5.7%
Colorado - 3.7%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.23%, 9/01/32 - 5/01/38 (e)	9,370	9,370,000
0.28%, 3/01/36 (e)	2,100	2,100,000
0.32%, 5/01/38 (e)	1,685	1,685,000
Series A-14
0.23%, 2/01/25 (e)	900	900,000
Series D
0.23%, 10/01/38 (e)	1,100	1,100,000

		15,155,000

Iowa - 1.0%
Iowa Finance Auth (Iowa Hlth Sys) Series 2009
0.18%, 2/15/35 (e)	3,900	3,900,000

North Carolina - 0.4%
North Carolina Med Care Comm (Cleveland Cnty Healthcare Sys) Series 2001
0.32%, 1/01/33 (e)	1,700	1,700,000

Texas - 0.6%
Houston TX Hgr Ed Fin Corp. (Rice University)
0.25%, 5/15/48 (e)	2,300	2,300,000

Total Short-Term Municipal Notes (cost $23,055,000)		23,055,000

Total Municipal Obligations (cost $398,956,175)		399,692,518

SHORT-TERM INVESTMENTS - 0.2%
Time Deposit - 0.2%
State Street Time Deposit
0.01%, 7/01/09 (cost $900,000)	900	900,000

Total Investments - 99.2% (cost $399,856,175) (f)		400,592,518

Other assets less liabilities - 0.8%		3,350,154

Net Assets - 100.0%		$403,942,672

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2009.

(b)	Variable rate coupon, rate shown as of June 30, 2009.

(c)	Illiquid security.

(d)	Security is in default and is non-income producing.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,069,494 and gross unrealized depreciation of investments was $(3,333,151), resulting in net unrealized appreciation of $736,343.

As of June 30, 2009, the Portfolio held 36.6% of net assets in insured bonds (of this amount 3.1% represents the Portfolio’s holding in pre-refunded insured bonds).

Glossary:

AMBAC	- Ambac Assurance Corporation
ASSURED GTY	- Assured Guaranty Ltd.
CCD	- Community College District
CDA	- Community Development Authority
CDD	- Community Development District
COP	- Certificate of Participation
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority/Agency
LID	- Local Improvement District
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
PCR	- Pollution Control Revenue Bond
RADIAN	- Radian Asset Assurance Inc.
SD	- School District
SFMR	- Single Family Mortgage Revenue
SRF	- State Revolving Fund

Short Duration Diversified Municipal Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$399,692,518	$—	$399,692,518
Short-Term Investments		900,000		900,000

Total Investments in Securities	—	400,592,518	—	400,592,518

Other Financial Instruments*	—	—	—	—

	$—	$400,592,518	$—	$400,592,518

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SCBF - Intermediate California Municipal Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.0%
Long-Term Municipal Bonds - 98.9%
California - 86.5%
Antelope Valley CA UHSD GO MBIA Series A
5.375%, 8/01/19	$1,000	$1,041,100
Antioch CA Pub Fin Auth (Antioch CA Mun Fac Proj COP) MBIA Series B
5.50%, 1/01/16	2,380	2,418,627
Azusa CA USD GO FSA
5.00%, 7/01/24	2,320	2,352,712
Bay Area Infra Fin Auth (California St Acceleration Nts) FGIC
5.00%, 8/01/17	32,350	30,825,344
Bay Area Toll Auth CA
5.00%, 4/01/16 - 4/01/19	24,870	26,580,095
Series F
5.00%, 4/01/12	2,910	3,146,088
California Dept Wtr Res Cen Vy FGIC
5.25%, 12/01/18	4,935	5,299,499
5.25%, 12/01/18 (Prerefunded/ETM)	65	74,046
California Dept Wtr Res Pwr
5.00%, 5/01/17 - 5/01/18	24,410	25,827,598
6.00%, 5/01/13	2,760	3,032,716
AMBAC Series A
5.50%, 5/01/13	6,190	6,656,788
FSA
5.00%, 5/01/17	21,050	22,640,538
California Dept Wtr Res Wtr FSA Series W
5.25%, 12/01/22 (Prerefunded/ETM)	260	284,474
MBIA
5.00%, 12/01/16	7,340	8,005,738
5.00%, 12/01/16 (Prerefunded/ETM)	60	68,677

California DOT Fed Hwy GAN FGIC Series A
5.00%, 2/01/12 - 2/01/14	33,625	36,618,586
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13 - 7/01/14	15,025	15,949,392
MBIA
5.00%, 7/01/15	4,390	4,536,494
5.25%, 7/01/13	16,355	17,392,398
MBIA Series A
5.00%, 7/01/12	2,980	3,145,509
Series A
5.25%, 1/01/11 - 7/01/12	24,875	26,158,345
California GO
5.00%, 6/01/11 - 3/01/16	23,820	24,927,355
5.25%, 2/01/14 - 10/01/20	18,030	18,504,690
5.25%, 9/01/18 - 9/01/20 (Prerefunded/ETM)	3,965	4,166,962
AMBAC
5.00%, 11/01/16	5,315	5,448,832
6.00%, 2/01/17	5,470	5,842,945
FSA
5.00%, 8/01/16	1,825	1,902,453
FSA-CR
5.00%, 5/01/12	1,040	1,100,414
MBIA
5.00%, 9/01/16 - 8/01/24	2,865	2,934,723
California Hlth Fac Fin Auth (Catholic Healthcare West) Series I
5.125%, 7/01/22	3,790	3,721,894
California Hlth Fac Fin Auth (Stanford Hosp) Series A-3
3.45%, 11/15/40 (a)	2,705	2,727,262
California Infra & Eco Dev Bk (CA Workers Comp Relief Prog) AMBAC
5.00%, 10/01/15	1,030	1,088,205
California Infra & Eco Dev Bk (Pacific Gas & Electric Company)
3.75%, 11/01/26 (a)	8,670	8,699,825
California Poll Cntl Fin Auth (USA Waste Serv)
4.00%, 6/01/18 (a)	1,000	978,790
4.50%, 6/01/18 (a)	2,500	2,455,725
California Pub Wks Brd (CA Lease Dept Corr St Prisons) AMBAC Series A
5.00%, 12/01/19	2,630	2,574,270

California Pub Wks Brd (CA Lease State Univ Sys) FGIC
5.00%, 10/01/14	3,740	3,884,439
California Public Wks (Univ of California) FGIC
5.00%, 9/01/16	1,525	1,648,525
FSA Series J
5.00%, 5/15/16	6,330	6,983,003
MBIA Series K
5.00%, 5/15/13 - 5/15/15	14,040	15,528,164
Series E
5.00%, 6/01/15 - 4/01/23	15,805	16,134,604
California Spl Dist Assn COP FSA Series Z
5.50%, 8/01/17	1,000	1,103,490
California State Univ AMBAC Series B
5.00%, 11/01/14	3,575	3,920,309
FGIC Series A
5.00%, 11/01/24	1,570	1,546,780
California Statewide CDA (Jewish Home St Ins)
4.50%, 11/15/13	1,025	1,035,312
California Statewide CDA (Redlands Cmnty Hospital) RADIAN Series A
5.00%, 4/01/12 - 4/01/13	3,485	3,436,651
California Statewide CDA (Southern California Edison) XLCA Series B
4.10%, 4/01/28 (a)	14,055	13,896,178
California Statewide CDA COP AMBAC
5.60%, 10/01/11	41,400	42,645,312
Chaffey CCD CA GO MBIA Series B
5.00%, 6/01/25	1,440	1,475,395
Chula Vista CA CFD #06-1 Series A
4.60%, 9/01/09	680	681,952
Coati-Rohnert Pk USD CA GO FGIC
5.00%, 8/01/20	2,020	2,038,867
Compton CA CRA (Compton CA Tax Alloc) AMBAC Series A
5.00%, 8/01/11	3,395	3,419,410

Culver City CA Redev Agy (Culver City CA Proj Area A) AMBAC
5.50%, 11/01/14	1,195	1,275,196
MBIA
5.50%, 11/01/18	1,000	999,190
MBIA Series A
5.50%, 11/01/17	1,270	1,277,785
Dinuba Calif Redev Agy Tax
4.40%, 10/01/11	3,350	3,265,647
Fremont CA Pub Fin Auth (Fremont CA Spl Assmt) Series A
3.75%, 9/02/11	1,755	1,693,610
Gateway CA USD GO MBIA Series A
5.00%, 8/01/24	1,230	1,253,518
Gilroy CA USD GO FGIC
5.25%, 8/01/20	1,900	1,968,818
Golden St Tobacco Sec CA
5.625%, 6/01/38 (Prerefunded/ETM)	16,765	18,827,263
6.25%, 6/01/33	22,130	24,559,431
6.75%, 6/01/39 (Prerefunded/ETM)	12,205	14,191,120
AMBAC Series B
5.00%, 6/01/38 (Prerefunded/ETM)	3,450	3,794,379
Series B
5.50%, 6/01/43 (Prerefunded/ETM)	29,240	32,701,139
Golden St Tobacco Sec CA (California Tobacco Sec/St App) AMBAC Series A
5.00%, 6/01/20	10,970	9,970,743
Grossmont-Cuyamaca CCD CA GO ASSURED GTY
5.25%, 8/01/17	1,150	1,305,089
Industry CA GO
5.00%, 7/01/17	3,655	3,962,532
Inland Valley CA Dev Agy (Inland Valley CA Dev Agy Tax Alloc)
5.25%, 4/01/12 - 4/01/13	4,730	4,766,513
5.50%, 4/01/14	1,320	1,327,524
Kern CA HSD GO
7.10%, 8/01/11	1,000	1,125,500
MBIA Series A
6.30%, 2/01/11	1,000	1,059,420
LA Cnty CA Reg Pk & Open Space MBIA Series A
5.00%, 10/01/14 - 10/01/15	13,735	15,417,754

Lincoln CA CFD #2003-1
5.35%, 9/01/16 (Prerefunded/ETM)	705	815,932
5.90%, 9/01/24 (Prerefunded/ETM)	1,100	1,297,153
Loma Linda CA Hosp (Loma Linda Univ Med Ctr) Series A
5.00%, 12/01/13 - 12/01/14	7,505	7,198,020
Long Beach CA Bond Fin Auth (Long Beach CA Lease Civic Ctr) MBIA Series A
5.00%, 10/01/17	3,130	3,130,689
Long Beach CA Bond Fin Auth (Long Beach CA Lease Pub Safety) AMBAC
5.25%, 11/01/19 - 11/01/22	3,765	3,440,586
Long Beach CA USD GO Election of 2008 Series A
5.00%, 8/01/15 - 8/01/18	17,695	19,400,863
Los Angeles CA Dept Arpts (Los Angeles Intl Airport) Series A
5.00%, 5/15/13	4,000	4,144,400
5.50%, 5/15/14 - 5/15/17	14,490	14,948,732
Los Angeles CA Dept W&P Pwr FSA Series A
5.25%, 7/01/18	2,040	2,123,048
MBIA Series A
5.375%, 7/01/18	5,000	5,220,400
Los Angeles CA Dept W&P Wtr MBIA Series B
5.00%, 7/01/12	2,260	2,483,876
Los Angeles CA GO MBIA Series A
5.00%, 9/01/16	3,240	3,483,259
Los Angeles CA Santn Equip Fee FSA Series A
5.25%, 2/01/19 - 2/01/20	8,355	8,629,575
Los Angeles CA USD GO AMBAC Series 2004G
5.00%, 7/01/13	3,260	3,519,757
AMBAC Series B
5.00%, 7/01/12	2,330	2,507,756
AMBAC Series C
5.00%, 7/01/12	6,030	6,490,029
AMBAC Series E
5.00%, 7/01/15	3,090	3,312,480
FGIC Series A-1
5.00%, 7/01/20 - 7/01/22	13,485	13,676,664
FSA Series 1997F
5.00%, 7/01/15	1,200	1,268,712

FSA Series 2004H
5.00%, 7/01/14	1,435	1,555,913
FSA Series A
5.00%, 7/01/22 (Prerefunded/ETM)	4,900	5,538,813
5.25%, 7/01/20 (Prerefunded/ETM)	1,470	1,675,785
FSA Series B
5.00%, 7/01/16	10,190	11,090,490
MBIA
5.75%, 7/01/15	5,000	5,588,500
MBIA Series A
5.00%, 7/01/11	2,200	2,330,988
5.25%, 7/01/12 - 7/01/14	10,150	10,975,145
5.50%, 7/01/15	4,630	5,052,719
MBIA Series A-2
5.00%, 7/01/20	11,000	11,216,370
Los Angeles Cnty CA Met Trnsp FSA Series A
5.00%, 7/01/14 - 7/01/15	10,075	11,158,243
Los Angeles Cnty CA Met Trnsp (Los Angeles CA Mta Sales Tax) AMBAC Series A
5.00%, 7/01/15	1,335	1,495,827
FGIC Series A
5.00%, 10/01/10 - 10/01/12	16,505	16,883,666
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty CA Master Lease) FGIC Series A
5.00%, 9/01/12 - 9/01/13	20,480	21,663,201
MBIA Series A
5.00%, 12/01/11	3,580	3,736,231
Mammoth CA USD GO MBIA
Zero Coupon, 8/01/21	1,100	596,882
Zero Coupon, 8/01/22	1,000	509,930
Met Wtr Dist Southern CA Wtr
5.75%, 8/10/18	7,600	8,150,240
MBIA Series B-3
5.00%, 10/01/18	3,410	3,683,107
Series A
5.75%, 7/01/21	3,660	4,217,145
Monrovia CA Redev Agy
4.40%, 6/01/12	2,830	2,717,394
Mount San Antonio CA CCD GO MBIA Series A
5.00%, 8/01/14	5,610	5,990,975
M-S-R Pub Pwr Agy CA MBIA
5.00%, 7/01/12 - 7/01/13	4,715	5,047,962

Northern CA Gas Auth (Northern CA Gas #1 Proj)
5.00%, 7/01/09	8,735	8,735,000
Northern CA Pwr Agy AMBAC Series A
5.80%, 7/01/09	2,750	2,750,000
Northern CA Pwr Agy (Northern CA Power Agy Hydro #1) MBIA Series A
5.00%, 7/01/17	2,685	2,701,862
Oakland CA USD GO MBIA
5.00%, 8/01/11 - 8/01/13	7,070	7,290,354
Orange Cnty CA Pub Fin Auth (Orange Cnty CA Lease) MBIA
5.00%, 7/01/11 - 7/01/13	21,070	22,080,960
Orange Cnty CA Santn COP Series A
5.00%, 2/01/18 - 2/01/20	11,045	12,155,333
Pittsburg CA Redev Agy FHLMC/ FNMA
9.60%, 6/01/16	1,000	1,415,590
Pomona CA Pub Fin Auth AMBAC
5.00%, 2/01/11	1,255	1,333,776
Pomona CA Pub Fin Auth (Pomona CA Merged Redev) AMBAC
5.00%, 2/01/11	380	388,155
Rancho CA Wtr Dist Fin Auth FSA Series A
5.50%, 8/01/12	1,075	1,162,053
Rancho Santiago CA CCD GO FSA
5.00%, 9/01/25	2,275	2,320,705
Sacramento CA Fin Auth FSA Series A
5.375%, 12/01/18 (Prerefunded/ETM)	1,440	1,634,688
Sacramento CA Fin Auth (Sacramento CA Lease) Series B
5.40%, 11/01/20	2,000	2,014,440
Sacramento Cnty CA Santn Dist Fing Auth AMBAC
5.50%, 12/01/21	1,175	1,310,595
Series A
5.60%, 12/01/16	3,055	3,055,428
Salinas CA Pub Fin Auth AD
5.00%, 9/02/09	295	296,159

5.25%, 9/02/11	310	308,422
San Bernardino Cnty CA COP (San Bernrdno Cnty COP Detn Ctr) MBIA Series A
5.25%, 11/01/17	7,495	8,032,541
San Diego CA Pub Fac Fin Auth Swr
5.00%, 5/15/21	8,520	8,726,099
San Diego CA USD GO FGIC Series D
5.25%, 7/01/25	2,170	2,375,955
San Diego Cnty CA COP (San Diego Cnty CA COP Edgemoor) AMBAC
5.00%, 2/01/15	2,000	2,182,280
San Diego Cnty CA Wtr Auth (San Diego Cnty CA Wtr) FSA Series 2008A
5.00%, 5/01/19	2,680	2,869,154
San Francisco CA Arpt (San Francisco CA Intl Airport) ASSURED GTY Series 34C
5.00%, 5/01/16	11,520	11,349,389
ASSURED GTY Series 34E
5.00%, 5/01/15 - 5/01/16	15,355	15,264,330
FSA Series 15A
5.00%, 5/01/18	1,505	1,463,327
San Francisco CA Pub Util Wtr MBIA
5.25%, 10/01/14	5,245	5,529,699
San Jose CA Redev Agy MBIA
6.00%, 8/01/15	330	396,723
San Jose CA Redev Agy (San Jose CA Redev Merged Proj) MBIA
6.00%, 8/01/15	670	706,106
San Mateo Cnty CA CCD GO FGIC Series A
5.375%, 9/01/20	1,140	1,199,052
San Ramon Vly USD CA GO FSA
5.25%, 8/01/20	1,000	1,072,460
Santa Clara CA Redev Agy (Santa Clara CA Redev Bayshore) MBIA
5.00%, 6/01/15	1,000	1,000,900
Santa Fe Springs CA CDA MBIA
5.375%, 9/01/17 (Prerefunded/ETM)	900	960,615

Santa Fe Springs CA CDA (Santa Fe Springs CA Tax Alloc) MBIA
5.375%, 9/01/17	560	562,951
South Orange Cnty CA PFA (South Orange Cnty CA Spl Tax) FGIC Series C
8.00%, 8/15/09	1,100	1,107,194
Southern CA Tob Stlmnt Series B
6.00%, 6/01/43 (Prerefunded/ETM)	9,180	10,410,671
Tahoe Truckee CA USD GO MBIA
5.50%, 8/01/19	1,185	1,326,927
Vernon CA Elec Sys Series A
5.00%, 8/01/12	16,150	16,877,557
Walnut CA Pub Fin Auth (Walnut Impt Proj) AMBAC
5.375%, 9/01/20	2,075	2,067,094

		1,007,651,672

Arizona - 0.2%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	500	448,780
Yavapai Cnty AZ IDA (Waste Management, Inc.) Series 2007A
4.25%, 3/01/28 (a)	1,445	1,433,816

		1,882,596

Colorado - 0.0%
Denver Co. City & Cnty Arpt (Denver Intl Airport) Series D
7.75%, 11/15/13	385	417,097

Florida - 3.8%
Arborwood CDD FL Series B
5.25%, 5/01/16	1,730	1,329,695
Series B-2
5.10%, 5/01/16	900	677,844
Bartram Park CDD FL
4.875%, 5/01/15	570	448,482
Beacon Tradeport CDD FL Series B
7.125%, 5/01/22	765	774,035
Chapel Creek FL CDD
5.20%, 5/01/11	1,590	832,683

Citizens Ppty Ins Corp. FL Series A-1
6.00%, 6/01/16	13,000	13,519,610
Concorde Estates CDD FL Series 04B
5.00%, 5/01/11	520	321,376
Dupree Lakes CDD FL
5.00%, 11/01/10	255	162,106
Durbin Crossing CDD FL Series B-2
4.875%, 11/01/10	1,820	1,240,603
Fiddlers Creek CDD #2 FL Series B
5.75%, 5/01/13 (b)	635	395,713
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax) MBIA
5.00%, 7/01/13	6,760	7,204,132
Florida Turnpike Auth (Florida Turnpike) FGIC
5.00%, 7/01/14	3,040	3,307,854
Lake Ashton II CDD FL Series B
4.875%, 11/01/10	360	278,068
Lakewood Ranch Stwdshp Dist FL Series B
5.00%, 5/01/13	1,100	747,087
Meadow Pointe III CDD FL Series 2004-1
4.80%, 11/01/09	400	395,788
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	2,400	1,916,064
Miami-Dade Cnty FL Aviation Series A
5.75%, 10/01/21	1,020	1,069,786
New River CDD FL Series B
5.00%, 5/01/13 (b)(c)	1,735	745,356
Palm Glades CDD FL Series B
4.85%, 8/01/11	685	479,925
Parker Rd CDD FL Series B
5.35%, 5/01/15	2,060	1,486,929
Paseo CDD FL
5.00%, 2/01/11 (b)	685	378,188
Series B
4.875%, 5/01/10 (b)	670	368,440

The Quarry CDD FL
5.25%, 5/01/16	1,650	1,268,206
Rolling Hills CDD FL Series B
5.125%, 11/01/13	435	286,643
Shingle Creek CDD FL
5.75%, 5/01/15 (b)	2,375	1,194,150
Six Mile Creek CDD FL
5.50%, 5/01/17	1,050	577,216
Sterling Hill CDD FL Series B
5.50%, 11/01/10	175	158,296
Stoneybrook CDD FL Series B
5.45%, 11/01/15 (b)	3,435	1,793,723
Tern Bay CDD FL Series B
5.00%, 5/01/15 (b)(c)	1,015	355,250
Venetian CDD FL Series B
5.95%, 5/01/12	120	102,229
Waterford Estates
5.125%, 5/01/13 (b)(c)	1,000	336,160

		44,151,637

Guam - 0.4%
Guam Wtrworks Auth COP
5.00%, 7/01/12	1,270	1,245,552
5.18%, 7/01/15 (Prerefunded/ETM)	2,138	2,196,714
5.50%, 7/01/16	1,500	1,413,615

		4,855,881

Illinois - 0.3%
Bolingbrook IL Sales Tax
6.00%, 1/01/26 (d)	4,450	2,281,693
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge) Series 5-1
5.25%, 3/01/15	635	508,279

		2,789,972

Indiana - 0.1%
South Bend IN Econ Dev (One Michiana Square Proj)
5.033%, 10/01/09 (a)(b)(c)	3,100	1,550,000

Louisiana - 0.1%
Coves of The Highland CDD LA
5.60%, 11/01/21 (b)	3,200	642,368
Tangipahoa Parish LA
5.90%, 5/01/22 (b)	1,035	567,946

		1,210,314

Nevada - 1.1%
Clark Cnty NV SD GO
5.00%, 6/15/16	3,340	3,511,676
MBIA
5.50%, 6/15/12	7,165	7,730,677
Clark Cnty NV SID #142 (Clark Cnty NV SID #142 Mtns Edg)
5.30%, 8/01/11	1,910	1,868,706
Henderson NV LID #T-16 (Henderson NV LID #T-16 Falls)
4.75%, 3/01/13	315	154,334

		13,265,393

North Carolina - 0.3%
North Carolina Eastern Mun Pwr Agy Series C
5.30%, 1/01/15	3,580	3,765,730

Ohio - 1.1%
American Mun Pwr OH (Goldman Sachs & Co.) Series A
5.00%, 2/01/13	10,350	10,289,556
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC) Series A
7.00%, 8/01/21	2,635	2,404,754

		12,694,310

Pennsylvania - 0.5%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A
5.00%, 11/15/17	7,750	6,228,133

Puerto Rico - 4.1%
Puerto Rico Elec Pwr Auth Series W
5.50%, 7/01/17	3,940	4,094,645
Puerto Rico GO FGIC
5.25%, 7/01/10	2,000	2,039,680
Series A
5.00%, 7/01/30 (a)	3,230	3,198,281
Puerto Rico Govt Dev Bank
5.00%, 12/01/11	1,035	1,067,064
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy& Trnsp Spl Tax) AMBAC Series A
5.50%, 7/01/10	195	199,337
Puerto Rico Mun Fin Agy (Puerto Rico GO) Series A
5.00%, 8/01/10	3,915	3,988,837

Puerto Rico Pub Bldgs Auth Series C
5.50%, 7/01/12	5	5,609
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/15	2,545	2,559,023
Series C
5.25%, 7/01/11	1,015	1,037,239
5.50%, 7/01/12	1,135	1,154,953
Puerto Rico Pub Fin Corp Series A
5.75%, 8/01/27 (a)	11,500	11,564,745
Puerto Rico Sales Tax Fin Corp. Series A
5.00%, 8/01/39 (a)	16,970	17,142,076

		48,051,489

South Carolina - 0.1%
Lancaster Cnty SC Edenmore ID Series B
5.375%, 12/01/16	1,628	652,616

Texas - 0.1%
El Paso Cnty TX GO MBIA
5.00%, 2/15/16	1,435	1,595,835

Virginia - 0.2%
Broad Street CDA VA
7.125%, 6/01/15	1,124	1,035,215
Celebrate Virginia North CDD Series B
6.25%, 3/01/18	1,156	970,578

		2,005,793

Total Long-Term Municipal Bonds (cost $1,165,746,712)		1,152,768,468

Short-Term Municipal Notes - 0.1%
California - 0.1%
California Infra & Eco Dev Bk (Jewish Cmnty Ctr San Francisco)
0.25%, 12/01/31 (e)	100	100,000
California Statewide CDA (Childrens Hosp Proj) Series C
0.25%, 8/15/34 (e)	600	600,000

Total Short-Term Municipal Notes (cost $700,000)		700,000

Total Investments - 99.0% (cost $1,166,446,712) (f)		1,153,468,468
Other assets less liabilities - 1.0%		11,654,502

Net Assets - 100.0%		$1,165,122,970

(a)	Variable rate coupon, rate shown as of June 30, 2009.

(b)	Illiquid security.

(c)	Security is in default and is non-income producing.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2009.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,142,770 and gross unrealized depreciation of investments was $(33,121,014), resulting in net unrealized depreciation of $(12,978,244).

As of June 30, 2009, the Portfolio held 54.2% of net assets in insured bonds (of this amount 5.2% represents the Portfolio’s holding in pre-refunded insured bonds). 30.0% of the Portfolio’s insured bonds were insured by MBIA.

Glossary:

AD	- Assessment District
AMBAC	- Ambac Assurance Corporation
ASSURED GTY	- Assured Guaranty Ltd.
CCD	- Community College District
CDA	- Community Development Authority
CDD	- Community Development District
CFD	- Community Facilities District
COP	- Certificate of Participation
DOT	- Department of Transportation
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GAN	- Grant Anticipation Note
GO	- General Obligation
HSD	- High School District
ID	- Improvement District
IDA	- Industrial Development Authority/Agency
LID	- Local Improvement District
MBIA	- MBIA Insurance Corporation
RADIAN	- Radian Asset Assurance Inc.
SD	- School District
SSA	- Special Services Area
UHSD	- Unified/Union High School District
USD	- Unified School District

Intermediate California Municipal Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,153,468,468	$—	$1,153,468,468

Total Investments in Securities	—	1,153,468,468	—	1,153,468,468

Other Financial Instruments*	—	—	—	—

	$—	$1,153,468,468	$—	$1,153,468,468

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

Intermediate New York Municipal Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.7%
Long-Term Municipal Bonds - 95.7%
New York - 79.4%
Albany Cnty NY GO FGIC
5.00%, 10/01/12	$855	$895,330
Babylon NY GO FGIC
9.00%, 8/01/09	1,550	1,558,649
Buffalo NY SD GO FSA
5.00%, 5/01/14	1,120	1,212,445
Erie Cnty NY IDA (Buffalo NY SD GO) FSA
5.75%, 5/01/24	1,520	1,601,396
FSA Series A
5.00%, 5/01/16	1,210	1,306,256
Long Island Pwr Auth NY MBIA Series D
5.00%, 9/01/12	10,115	10,870,388
MBIA Series F
5.00%, 5/01/13 - 5/01/16	34,410	36,584,582
Metropolitan Trnsp Auth NY AMBAC Series A
5.50%, 11/15/18	5,325	5,477,242
AMBAC Series B
5.00%, 7/01/20	535	535,578
AMBAC Series B-1
5.00%, 7/01/18 (Prerefunded/ETM)	1,000	1,093,320
FGIC Series A
5.25%, 11/15/16	9,820	10,919,153
MBIA Series E
5.00%, 11/15/10	10,150	10,493,375
Series B
5.00%, 11/15/16 - 11/15/17	6,645	7,005,300

Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax) FGIC Series A
5.25%, 11/15/15	3,145	3,503,561
FSA Series A
5.25%, 11/15/12	7,425	8,207,372
MBIA Series A
5.00%, 11/15/11	1,865	2,002,152
5.25%, 11/15/13	2,660	2,950,898
Nassau Cnty NY GO AMBAC Series A
5.50%, 7/01/10	1,120	1,168,429
6.00%, 7/01/11	1,000	1,084,240
FGIC Series A
6.00%, 7/01/12 - 7/01/13	2,000	2,249,820
MBIA
5.40%, 1/15/10	1,090	1,114,994
Nassau Cnty NY IDA (N Shore LI Jewish Hlth Sys)
5.625%, 11/01/10	265	267,690
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax) AMBAC
5.375%, 11/15/15 - 11/15/16	1,100	1,162,515
AMBAC Series B
5.00%, 11/15/14	3,595	3,952,918
AMBAC Series H
5.25%, 11/15/13	1,745	1,971,972
New York Bridge Auth
5.00%, 1/01/17	4,575	4,746,974
New York NY GO
5.00%, 4/01/11 - 8/15/16	33,075	35,659,687
5.25%, 9/01/14 - 9/01/16	23,140	25,430,045
5.50%, 8/01/13	7,935	8,694,538
FSA
5.25%, 8/01/12 - 8/01/14	13,615	14,856,470
MBIA-IBC
5.00%, 8/01/16	2,350	2,501,152
5.75%, 8/01/11	7,570	8,152,133
Series 4B
5.00%, 8/01/10	1,125	1,170,653
Series A
5.25%, 8/01/17	5,705	6,000,861
Series B
5.00%, 8/01/10	2,615	2,721,117
Series C
5.00%, 1/01/16	4,410	4,774,883
5.50%, 8/01/14 - 9/15/19	6,970	7,559,973
5.50%, 9/15/19 (Prerefunded/ETM)	900	1,041,336

Series E
5.00%, 8/01/16	5,500	5,965,960
Series F
5.25%, 8/01/16	3,335	3,523,227
Series G
5.00%, 8/01/10 - 8/01/11	2,540	2,664,253
Series H
5.00%, 8/01/11	1,080	1,146,701
Series I
5.00%, 8/01/10 - 8/01/14	7,965	8,413,581
XLCA- ICR
6.50%, 5/15/17 (Prerefunded/ETM)	2,740	2,910,866
New York NY GO (New York NY GO) Series 4G
5.00%, 8/01/12	3,910	4,225,928
New York NY Hlth & Hosp Corp.
5.00%, 2/15/14	10,215	10,790,207
AMBAC
5.00%, 2/15/10	9,475	9,691,314
New York NY IDA
5.75%, 11/01/11 - 11/01/12 (Prerefunded/ETM)	3,775	4,063,335
6.00%, 11/01/20 (Prerefunded/ETM)	1,045	1,128,245
New York NY IDA (Magen David Yeshivah) ACA
4.99%, 6/15/13	4,395	4,261,084
New York NY Mun Wtr Fin Auth
5.00%, 6/15/19 - 6/15/21	37,375	40,101,430
5.50%, 6/15/17	2,460	2,614,193
New York NY TFA
5.00%, 11/01/11 - 11/01/15	71,970	79,889,995
5.25%, 2/01/13 - 2/01/21	16,845	18,393,070
5.50%, 2/01/17 - 2/15/17	5,555	5,876,369
AMBAC
5.25%, 8/01/20	2,155	2,243,398
5.25%, 8/01/20 (Prerefunded/ETM)	845	949,729
FGIC- TCRS
5.00%, 11/01/13	18,405	20,428,630
5.50%, 11/01/13	7,075	7,880,701
FSA
5.25%, 2/01/14	7,800	8,522,436
MBIA
5.25%, 2/01/20	6,425	6,696,006
MBIA Series E
5.25%, 2/01/21	2,000	2,081,660
MBIA-IBC
5.375%, 2/01/14	3,610	3,933,745

Series 02A
5.50%, 11/01/26 (a)	17,885	19,065,231
Series B
5.25%, 2/01/29 (a)	17,785	18,521,655
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
5.75%, 12/01/16	22,790	24,940,692
New York St Dormitory Auth
5.375%, 7/01/19 (Prerefunded/ETM)	1,400	1,571,822
FGIC
5.50%, 7/01/17 - 7/01/20 (Prerefunded/ETM)	2,640	2,877,970
FSA
5.75%, 8/15/11 - 2/15/12 (Prerefunded/ETM)	1,040	1,101,703
5.875%, 2/15/13 (Prerefunded/ETM)	100	106,071
MBIA-IBC
5.20%, 2/15/16	1,000	1,083,620
New York St Dormitory Auth (Aids Long-Term Hlth Care) SONYMA
5.00%, 11/01/11	3,875	4,047,282
New York St Dormitory Auth (Brookdale Hospital Med Ctr) MBIA-IBC
5.20%, 2/15/14	1,140	1,145,837
New York St Dormitory Auth (Jamaica Hospital)
3.875%, 2/15/12	1,000	1,020,260
4.00%, 2/15/14 - 8/15/15	5,425	5,533,618
New York St Dormitory Auth (Jewish Brd Fam & Children Svc) AMBAC
5.00%, 7/01/09	1,005	1,005,000
New York St Dormitory Auth (Montefiore Medical Center)
5.00%, 8/01/14	1,000	1,033,850
New York St Dormitory Auth (Mount Sinai-NYU Health Sys)
5.00%, 7/01/11	2,780	2,786,839
New York St Dormitory Auth (New York Medical College) MBIA
5.25%, 7/01/11	1,085	1,091,260
New York St Dormitory Auth (New York St Lease CUNY)
5.00%, 7/01/17	9,465	9,993,904
5.75%, 7/01/09	500	500,000
FSA
5.75%, 7/01/09	1,030	1,030,000

New York St Dormitory Auth (New York St Lease Mental Hlth)
5.00%, 2/15/10 - 2/15/16	29,155	30,958,670
FSA
5.00%, 2/15/16	3,830	4,128,702
5.75%, 8/15/11	5	5,207
MBIA
5.00%, 8/15/17	480	480,158
MBIA Series 1998D
5.25%, 2/15/13	110	110,632
New York St Dormitory Auth (New York St Lease Secured Hosp)
4.00%, 2/15/13 - 2/15/14	3,610	3,695,177
New York St Dormitory Auth (New York St Lease SUNY) Series B
5.25%, 11/15/23 (a)	4,960	5,264,742
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/12 - 3/15/18	78,800	86,992,290
AMBAC
5.00%, 3/15/15	1,650	1,830,526
FGIC
5.50%, 3/15/14	4,750	5,258,202
FSA
5.00%, 3/15/13	2,525	2,771,465
New York St Dormitory Auth (New York Univ) MBIA
5.00%, 7/01/11	1,815	1,940,326
5.75%, 7/01/12	1,540	1,727,064
MBIA Series A
6.00%, 7/01/18	1,000	1,184,550
New York St Dormitory Auth (NYU Hosp Center)
5.00%, 7/01/10	1,000	1,010,590
New York St Dormitory Auth (Winthrop So Nassau Univ Hlth) AMBAC Series A
5.25%, 7/01/18	1,000	1,028,040
AMBAC Series B
5.25%, 7/01/19	1,325	1,355,435
New York St Dormitory Auth (Wyckoff Heights Medical Ctr) MBIA-IBC
5.20%, 2/15/16	5,820	5,846,132
New York St Energy Res & Dev (Long Island Pwr Auth NY) AMBAC Series A
5.50%, 12/01/09	1,180	1,198,715

New York St Energy Res & Dev (New York St Elec and Gas Corp.) MBIA Series C
3.245%, 4/01/34 (a)(b)	17,725	17,685,119
New York St Envrn Fac Corp.
5.875%, 7/15/20 (Prerefunded/ETM)	440	445,012
New York St Envrn Fac Corp. (New York St Pers Income Tax) FGIC
5.00%, 12/15/23	1,060	1,093,040
New York St Envrn Fac Corp. (New York St SRF)
4.95%, 6/15/10	1,730	1,734,757
5.00%, 6/15/15	3,300	3,628,647
5.20%, 12/15/15	225	225,661
5.375%, 11/15/18	1,485	1,553,993
5.875%, 7/15/20	4,560	4,612,030
New York St Envrn Fac Corp. (New York St SRF/NYCMWFA)
5.00%, 6/15/14 - 6/15/25	26,650	28,262,822
5.75%, 6/15/11	745	812,877
New York St HFA (New York St Lease HFA Svc Cont) MBIA-IBC
5.50%, 9/15/18	2,720	2,738,006
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)(d)	1,980	5,940
New York St Loc Gov Asst Corp.
5.00%, 4/01/14 - 4/01/20	49,980	55,286,373
FSA
5.00%, 4/01/13	4,230	4,671,654
New York St Mortgage Agy Sfhr (New York St Mortgage Agy)
4.50%, 4/01/23	3,125	2,951,062
New York St Pwr Auth MBIA
5.00%, 11/15/16	6,180	6,912,515
New York St Thruway Auth FSA Series 2005A
5.00%, 3/15/18 (Prerefunded/ETM)	895	1,000,395
New York St Thruway Auth (New York St Lease Thruway Svc) MBIA
5.10%, 4/01/10	1,050	1,082,666
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/14 - 3/15/16	10,950	12,150,137
AMBAC
5.00%, 3/15/15	10,170	11,339,245

FSA
5.00%, 3/15/14 - 3/15/15	8,840	9,833,207
New York St Thruway Auth (New York St Thruway Au Ded Tax)
5.00%, 4/01/17	21,620	23,769,460
AMBAC
5.25%, 4/01/11 - 4/01/14	20,665	22,521,794
FGIC Series B
5.00%, 4/01/13 - 4/01/16	27,025	29,483,176
FSA
5.00%, 4/01/12	1,415	1,539,676
FSA Series 5B
5.00%, 4/01/14	64,440	71,045,744
FSA Series B
5.00%, 4/01/15	15,785	17,427,903
MBIA
5.00%, 4/01/24	1,060	1,091,864
5.25%, 4/01/12 - 4/01/14	13,930	15,363,881
MBIA Series C
5.25%, 4/01/11	4,625	4,930,898
New York St Thruway Auth (New York St Thruway) AMBAC
5.00%, 1/01/13 - 1/01/14	12,285	13,370,425
New York St Twy Auth Spl Tax (New York St Pers Income Tax) FSA Series 2005A
5.00%, 3/15/18	1,035	1,113,329
New York St UDC (New York St Lease UDC Corr Fac)
5.00%, 1/01/19	3,525	3,656,694
New York St UDC (New York St Pers Income Tax)
5.00%, 3/15/16	2,045	2,270,257
AMBAC
5.00%, 12/15/20	6,265	6,592,096
Niagara Falls NY Bridge Comm FGIC
6.30%, 10/01/12	4,670	5,391,422
Onondaga Cnty NY GO 5.70%, 4/01/11	2,600	2,810,785
Port Authority of NY & NJ FGIC
5.125%, 11/15/15	1,355	1,367,209
5.50%, 11/15/10	12,530	13,021,677
Tobacco Settlement Fin Corp. NY Series A-1
5.50%, 6/01/15	3,750	3,822,675

Tobacco Settlement Fin Corp. NY (New York St Tobacco Asset Sec)
5.00%, 6/01/11	4,485	4,670,724
5.50%, 6/01/15 - 6/01/16	16,755	17,207,129
Series 2008
5.00%, 6/01/12	8,000	8,443,680
Series B-1C
5.50%, 6/01/14	16,465	16,482,618
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/11 - 1/01/20	50,010	55,206,243
5.25%, 11/15/12 - 1/01/17	22,625	25,018,851
5.50%, 1/01/12 - 1/01/17	17,885	19,827,368
MBIA
5.125%, 1/01/18	8,165	8,343,079
Triborough Brdg & Tunl Auth NY (Triborough Brdg & Tunl Au Conv)
6.00%, 1/01/11	1,490	1,582,946
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	975	838,490
Yonkers NY GO MBIA
5.00%, 8/01/12 - 8/01/14	7,925	8,266,463

		1,330,642,411

Arizona - 0.2%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	675	605,853
Watson Road CFD AZ
4.70%, 7/01/09	805	805,000
Yavapai Cnty AZ IDA (Waste Management, Inc.) Series 2007A
4.25%, 3/01/28 (a)	2,190	2,173,050

		3,583,903

California - 1.1%
San Diego Cnty CA Wtr Auth COP Series 1991B
6.30%, 4/21/11	17,500	18,229,050

Colorado - 0.1%
Denver Co. City & Cnty Arpt (Denver Intl Airport) Series D
7.75%, 11/15/13	765	828,778
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr)
5.60%, 12/01/14 (d)	2,765	1,388,196

		2,216,974

Florida - 3.1%
Amelia Walk CDD FL Series B
5.20%, 5/01/14 (d)	745	379,592
Arborwood CDD FL Series A-2
5.25%, 5/01/36	1,410	692,493
Series B
5.25%, 5/01/16	2,185	1,679,413
Bartram Park CDD FL
4.875%, 5/01/15	770	605,844
Beacon Tradeport CDD FL Series B
7.125%, 5/01/22	1,180	1,193,936
Citizens Ppty Ins Corp. FL Series A-1
6.00%, 6/01/16	22,450	23,347,326
Concorde Estates CDD FL Series 04B
5.00%, 5/01/11	690	426,441
Dupree Lakes CDD FL
5.00%, 11/01/10	350	222,498
Durbin Crossing CDD FL Series 1
5.25%, 11/01/15	3,245	1,958,812
Series B-2
4.875%, 11/01/10	2,295	1,564,387
Fiddlers Creek CDD #2 FL Series B
5.75%, 5/01/13 (d)	950	592,012
Fishhawk CDD #2 FL Series B
5.125%, 11/01/09	570	491,511
Hammock Bay CDD FL Series B
5.375%, 5/01/11	65	61,706
Heritage Plantation CDD FL Series B
5.10%, 11/01/13	955	487,852
Lakewood Ranch Stwdshp Dist FL Series B
5.00%, 5/01/13	230	156,209
Landmark at Doral CDD FL Series B
5.20%, 5/01/15 (d)	1,710	692,841
Live Oak CDD FL Series B
5.00%, 11/01/09 (d)	755	452,841

Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	3,300	2,634,588
Miami-Dade Cnty FL Aviation
5.75%, 10/01/20	1,375	1,454,461
Midtown Miami CDD FL Series 04A
6.00%, 5/01/24	1,350	969,678
Palm Glades CDD FL Series B
4.85%, 8/01/11	1,030	721,639
Parkway Center CDD FL Series B
5.625%, 5/01/14	2,045	1,596,900
Paseo CDD FL
5.00%, 2/01/11 (d)	885	488,608
Polk Cnty FL SD Sales Tax FSA
5.00%, 10/01/16	2,665	2,884,783
The Quarry CDD FL
5.25%, 5/01/16	2,075	1,594,866
Six Mile Creek CDD FL
5.50%, 5/01/17	1,285	706,403
Sterling Hill CDD FL Series B
5.50%, 11/01/10	175	158,296
Stoneybrook CDD FL Series B
5.45%, 11/01/15 (d)	4,300	2,245,417
Tern Bay CDD FL Series B
5.00%, 5/01/15 (c)(d)	1,475	516,250
Venetian CDD FL Series B
5.95%, 5/01/12	180	153,344
Verano CDD FL Series B
5.00%, 11/01/13	1,795	983,157

		52,114,104

Georgia - 0.4%
Main Street Nat Gas, Inc. (JP Morgan Chase) Series A
5.00%, 3/15/17	6,975	6,749,289

Guam - 0.3%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	2,866	2,944,622

Guam Wtrworks Auth COP (Guam Waterworks Auth)
5.00%, 7/01/11	2,160	2,137,536

		5,082,158

Illinois - 0.3%
Bolingbrook IL Sales Tax
5.75%, 1/01/15 (e)	1,945	999,458
Cortland IL Spl Tax
5.125%, 3/01/14	3,521	3,050,911
5.50%, 3/01/17	1,307	884,486
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge) Series 5-1
5.25%, 3/01/15	832	665,966

		5,600,821

Indiana - 0.7%
Indiana Bond Bank Gas (JP Morgan Chase)
5.25%, 10/15/18 - 10/15/21	10,745	10,462,164
South Bend IN Econ Dev (One Michiana Square Proj)
5.033%, 10/01/09 (a)(c)(d)	3,110	1,555,000

		12,017,164

Louisiana - 0.2%
Isabella Lakes LA CDD
6.00%, 8/01/22	1,515	1,129,084
Juban Parc LA CDD
5.15%, 10/01/14	1,595	1,383,104
Whispering Springs CDD LA
5.20%, 10/01/21	1,500	910,080

		3,422,268

Nevada - 0.7%
Clark Cnty NV SD GO Series B
5.00%, 6/15/17	3,620	3,749,415
Clark Cnty NV SID #142 (Clark Cnty NV Sid#142 Mtns Edg)
4.75%, 8/01/09	2,870	2,868,020
Henderson NV LID #T-16 (Henderson NV Lid# T-16 Falls)
4.625%, 3/01/12	535	270,218
Henderson NV LID #T-18 (Henderson NV LID #T-18 Inspirada)
4.35%, 9/01/09	950	860,937
Las Vegas NV SID #607 (Las Vegas NV SID #607 Provdnce)
5.00%, 6/01/10	1,845	1,773,525
5.35%, 6/01/12	1,360	1,214,194

		10,736,309

New Jersey - 0.5%
Tobacco Settlement Auth NJ
5.75%, 6/01/32	8,030	8,749,568

North Carolina - 0.3%
North Carolina Eastern Mun Pwr Agy
5.375%, 1/01/10 - 1/01/17	4,745	4,880,338

Ohio - 0.4%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC) Series A
7.00%, 8/01/21	1,470	1,341,551
Ohio Air Quality Dev Auth (Cleveland Electric Illum)
7.25%, 11/01/32 (a)	4,830	5,126,321

		6,467,872

Pennsylvania - 0.5%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A
5.00%, 11/15/17	9,845	7,911,737

Puerto Rico - 6.4%
Puerto Rico Elec Pwr Auth
5.25%, 7/01/13 - 7/01/15	12,425	12,666,259
5.50%, 7/01/16 - 7/01/19	13,000	13,467,428
MBIA
5.50%, 7/01/16	3,695	3,794,026
Puerto Rico GO
5.00%, 7/01/13	4,980	4,981,743
5.25%, 7/01/14	1,295	1,303,443
MBIA
6.25%, 7/01/09	1,810	1,810,000
Series A
5.00%, 7/01/30 (a)	1,300	1,287,234
Puerto Rico Govt Dev Bank
5.00%, 12/01/11 - 12/01/12	11,270	11,516,071
Series B
5.00%, 12/01/13	4,410	4,446,162
Puerto Rico Infra Fin Auth (Puerto Rico Infra Fin Spl Tax) AMBAC
5.50%, 7/01/14	11,405	11,355,845
Puerto Rico Pub Bldgs Auth
5.25%, 7/01/11	5	5,411
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/15	6,115	6,148,694
GTD
5.00%, 7/01/28 (a)	1,000	990,180
Series C
5.25%, 7/01/11	1,740	1,778,123

Puerto Rico Pub Fin Corp Series A
5.75%, 8/01/27 (a)	6,415	6,451,116
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/22	23,200	23,922,912
Univ of Puerto Rico
5.00%, 6/01/13	1,015	1,009,986

		106,934,633

South Carolina - 0.0%
Lancaster Cnty SC Edenmore ID Series B
5.375%, 12/01/16	1,159	464,608

Tennessee - 0.9%
Tennessee Energy Acq Corp. Gas (Goldman Sachs & Co.) Series A
5.25%, 9/01/21	17,375	15,100,091

Virginia - 0.2%
Broad Street CDA VA
7.125%, 6/01/15	1,686	1,552,823
Celebrate Virginia North CDD Series B
6.25%, 3/01/18	1,619	1,359,312

		2,912,135

Total Long-Term Municipal Bonds (cost $1,596,253,514)		1,603,815,433

Short-Term Municipal Notes - 3.0%
New York - 3.0%
Long Island Pwr Auth NY
0.30%, 5/01/33 (f)	4,400	4,400,000
New York NY Cap Res Corp. (Village Center for Care)
0.20%, 1/01/37 (f)	2,025	2,025,000
New York NY Mun Wtr Auth
0.28%, 6/15/38 (f)	4,900	4,900,000
New York NY TFA
0.27%, 11/01/22 (f)	500	500,000
New York NY Trnsl Fin Auth
0.18%, 11/01/22 (f)	1,000	1,000,000
0.27%, 5/01/28 (f)	4,600	4,600,000
Series 02-Subserv 3E
0.18%, 8/01/31 (f)	2,800	2,800,000
Series B
0.18%, 2/01/31 (f)	15,400	15,400,000
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
0.27%, 12/01/35 (f)	11,500	11,500,000

New York St Dormitory Auth (City Univ of New York)
0.20%, 7/01/31 (f)	3,000	3,000,000
Syracuse NY IDA (Syracuse University Proj)
0.28%, 7/01/37 (f)	600	600,000

Total Short-Term Municipal Notes (cost $50,725,000)		50,725,000

Total Investments - 98.7% (cost $1,646,978,514) (g)		1,654,540,433
Other assets less liabilities - 1.3%		22,208,578

Net Assets - 100.0%		$1,676,749,011

(a)	Variable rate coupon, rate shown as of June 30, 2009.

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2009 and the aggregate market value of these securities amounted to $17,685,119 or 1.1% of net assets.

(c)	Security is in default and is non-income producing.

(d)	Illiquid security.

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2009.

(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,465,272 and gross unrealized depreciation of investments was $(34,903,353), resulting in net unrealized appreciation of $7,561,919.

As of June 30, 2009, the Portfolio held 33.8% of net assets in insured bonds (of this amount 1.6% represents the Portfolio’s holding in pre-refunded insured bonds).

Glossary:

ACA	- ACA Financial Guaranty Corporation

AMBAC	- Ambac Assurance Corporation

CDA	- Community Development Authority

CDD	- Community Development District

CFD	- Community Facilities District

COP	- Certificate of Participation

ETM	- Escrowed to Maturity

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance Inc.

GO	- General Obligation

HFA	- Housing Finance Authority

ID	- Improvement District

IDA	- Industrial Development Authority/Agency

LID	- Local Improvement District

MBIA	- MBIA Insurance Corporation

SD	- School District

SONYMA	- State of New York Mortgage Agency

SRF	- State Revolving Fund

SSA	- Special Services Area

Intermediate New York Municipal Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,654,540,433	$—	$1,654,540,433
Total Investments in Securities	—	1,654,540,433	—	1,654,540,433
Other Financial Instruments*	—	—	—	—

	$—	$1,654,540,433	$—	$1,654,540,433

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

Intermediate Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.0%
Long-Term Municipal Bonds - 97.3%
Alabama - 0.7%
Jefferson Cnty AL GO Series A
5.25%, 1/01/11	$1,700	$1,410,201
Jefferson Cnty AL Swr FGIC Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	7,725	8,311,019
FGIC Series 02B
5.00%, 2/01/41 (Prerefunded/ETM)	12,105	13,173,266
FGIC Series D
5.00%, 2/01/42 (Prerefunded/ETM)	5,900	6,420,675
FSA Series B8
5.25%, 2/01/10	2,100	2,072,469

		31,387,630

Alaska - 0.0%
Anchorage AK GO FGIC
6.00%, 10/01/09	1,000	1,012,590

Arizona - 1.9%
Arizona Hlth Fac Auth (Phoenix Childrens Hospital)
1.60%, 2/01/42 (a)	18,025	15,475,544
Arizona School Fac Brd COP
5.00%, 1/01/13	1,315	1,457,507
Arizona School Fac Brd COP (Arizona Sch Fac Brd Lease School Fac) FGIC Series A-1
5.00%, 9/01/15	1,765	1,916,437
Arizona Tourism & Sports Auth (Arizona Tourism/Sports Spl Tax)
5.00%, 7/01/15 - 7/01/16	3,815	3,807,626
Arizona Trnsp Brd Fed Hwy GAN Series 2009A
5.00%, 7/01/15	16,810	18,581,438
Arizona Trnsp Brd Highway
5.00%, 7/01/14 - 7/01/16	18,305	20,770,430

AZ Wtr Infra Finance Auth (Arizona SRF) Series A
5.75%, 10/01/11	1,525	1,557,482
Maricopa Cnty AZ IDA MFHR (Steeplechase Apts) Series B
6.25%, 12/01/20	1,710	1,463,572
Mesa AZ IDA MBIA Series A
5.625%, 1/01/29 (Prerefunded/ETM)	2,000	2,069,860
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax) AMBAC
5.00%, 7/01/10 - 7/01/14	7,835	8,432,437
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater) MBIA
5.00%, 7/01/14	5,000	5,545,400
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	2,550	1,984,665
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	1,525	1,368,779
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007
5.25%, 12/01/21	1,430	1,261,575
Vistancia CFD AZ
5.30%, 7/15/09	500	500,185
5.55%, 7/15/10	500	506,745
Watson Road CFD AZ
4.85%, 7/01/10	1,207	1,173,035
Yavapai Cnty AZ IDA (Waste Management, Inc.) Series 2007A
4.25%, 3/01/28 (b)	4,190	4,157,569

		92,030,286

California - 5.4%
California Econ Recovery (California Econ Rec Spl Tax) Series A
5.25%, 1/01/11 - 7/01/12	22,995	24,299,824
Series B
5.00%, 7/01/23 (b)	46,080	46,970,726
California GO
5.00%, 2/01/11 - 5/01/17	128,815	133,974,506
6.00%, 2/01/11	15,760	16,603,475
Series 2008
5.00%, 4/01/18	5,000	4,996,100

Fremont CA USD GO FSA Series B
5.00%, 8/01/27	1,000	1,016,180
Fresno CA USD GO MBIA Series A
6.00%, 2/01/20	3,255	3,460,195
Golden St Tobacco Sec CA FGIC
5.50%, 6/01/33 (Prerefunded/ETM)	5,000	5,591,850
Series B
5.375%, 6/01/28 (Prerefunded/ETM)	2,725	2,843,238
Sacramento CA Fin Auth (Sacramento CA Lease) Series B
5.40%, 11/01/20	1,000	1,007,220
Sacramento CA Mun Util Dist MBIA Series G
6.50%, 9/01/13	1,035	1,153,735
Vernon CA Elec Sys Series A
5.25%, 8/01/14	12,110	12,667,908

		254,584,957

Colorado - 2.0%
Baptist Road Co. Sales & Use
4.80%, 12/01/17	310	226,480
Colorado DOT FGIC Series B
5.00%, 12/15/13	9,200	10,350,644
MBIA Series B
5.50%, 6/15/13 - 6/15/14	8,300	9,471,333
Denver Co. City & Cnty Arpt (Denver Intl Airport) FSA Series A3
5.00%, 11/15/32 (b)	10,655	10,887,599
Series A-1
5.00%, 11/15/11 - 11/15/12	37,960	38,897,272
5.25%, 11/15/13	11,235	11,528,683
Mun Subdist No Co. Wtr Dist (U.S. Government Securities) AMBAC Series J
5.00%, 12/01/13	7,295	7,974,237
Pv Wtr & San Met Dist Co. Series 06 Zero Coupon, 12/15/17 (c)	13,943	6,769,326
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr)
4.75%, 12/01/09 (c)	2,185	1,102,070

		97,207,644

Connecticut - 0.4%
Connecticut Res Rec Auth (Mid-Connecticut Sys Proj) MBIA Series A
5.375%, 11/15/09 - 11/15/10	1,840	1,844,288
Connecticut Spl Tax Obl FSA Series B
5.375%, 10/01/10 - 10/01/13	11,180	11,800,821
Univ of Connecticut Student Fee FGIC Series A
5.25%, 11/15/17	3,065	3,304,223

		16,949,332

Delaware - 0.1%
Delaware Trnsp Auth MBIA
5.00%, 7/01/11	3,680	3,961,925

District Of Columbia - 0.6%
District of Columbia GO FSA Series C
5.00%, 6/01/14	5,790	6,292,109
District of Columbia HFA SFMR (District of Columbia HFA) GNMA/ FNMA Series A
6.25%, 12/01/28	680	683,495
District of Columbia Wtr & Swr (Dist of Columbia Wtr & Swr) FSA
6.00%, 10/01/16	1,635	1,943,639
Metro Washington Arpt Auth VA Series 2008A
5.50%, 10/01/14	4,140	4,396,307
Series A
5.50%, 10/01/12 - 10/01/18	16,315	17,110,389

		30,425,939

Florida - 10.5%
Amelia Walk CDD FL Series B
5.20%, 5/01/14 (c)	1,940	988,469
Arborwood CDD FL Series A-2
5.25%, 5/01/36	3,295	1,618,273
Series B
5.25%, 5/01/16	5,275	4,054,418
Series B-2
5.10%, 5/01/16	2,265	1,705,907
Beacon Tradeport CDD FL Series B
7.125%, 5/01/22	2,410	2,438,462

Belmont CDD FL Series B
5.125%, 11/01/14 (c)(d)	2,455	596,491
Bonnet Creek Resort CDD FL
7.125%, 5/01/12	1,100	1,039,302
Brevard Cnty FL Sch Brd AMBAC
5.00%, 7/01/26 (Prerefunded/ETM)	5,000	5,551,000
Broward Cnty FL Arpt Sys MBIA Series E
5.25%, 10/01/10	2,065	2,082,449
Broward Cnty FL Sch Brd COP FGIC Series A
5.00%, 7/01/13 - 7/01/14	7,190	7,535,565
Chapel Creek FL CDD Series B
5.25%, 5/01/15 (c)	3,660	1,919,304
Citizens Ppty Ins Corp. FL MBIA Series A
5.00%, 3/01/14 - 3/01/16	103,035	101,397,642
Series A-1
5.00%, 6/01/11	46,735	47,444,437
Collier Cnty FL Sch Brd COP FSA
5.00%, 2/15/16	5,000	5,293,600
Dade Cnty FL SD GO MBIA Series 94
5.00%, 8/01/12	8,060	8,592,605
Dupree Lakes CDD FL
5.00%, 11/01/10	210	133,499
Durbin Crossing CDD FL Series 1
5.25%, 11/01/15	1,550	935,642
Fishhawk CDD #2 FL Series B
5.00%, 5/01/12	2,430	1,494,742
Florida Brd of Ed GO
9.125%, 6/01/14	150	193,167
Series A
5.00%, 1/01/15 - 1/01/16	24,320	26,780,532
Series B
5.00%, 1/01/16	3,370	3,692,374
Florida Brd of Ed GO (Florida GO)
9.125%, 6/01/14	790	915,452
FGIC Series G
5.25%, 6/01/11	2,125	2,271,837
Series A
5.00%, 6/01/12 - 1/01/13	20,050	21,897,704

Series B
5.00%, 1/01/12	9,850	10,620,467
Series D
5.00%, 6/01/12	4,610	5,022,595
ST GTD Series B
5.00%, 6/01/13	5,000	5,508,900
Florida Brd of Ed Lottery MBIA Series 2002C
5.00%, 1/01/17	3,740	3,850,367
MBIA Series C
5.25%, 1/01/11	4,600	4,792,326
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax) AMBAC
5.00%, 7/01/15	4,825	5,105,912
AMBAC Series A
5.00%, 7/01/13 - 7/01/14	12,095	12,866,534
FGIC Series A
5.00%, 7/01/18	3,435	3,494,048
MBIA Series B
5.00%, 7/01/15	6,095	6,449,851
Florida Hurricane Catastr Fin Corp. Series 2008 A
5.00%, 7/01/13	20,000	20,485,600
Series A
5.00%, 7/01/11	32,320	33,474,794
Florida Turnpike Auth (Florida Turnpike) FGIC Series A
5.00%, 7/01/11	1,020	1,082,373
FSA Series A
5.00%, 7/01/12	6,375	6,984,960
Hammock Bay CDD FL Series B
5.375%, 5/01/11	65	61,706
Harbor Bay CDD FL Series B
6.35%, 5/01/10	965	757,911
Heritage Plantation CDD FL Series B
5.10%, 11/01/13	3,545	1,810,928
Jacksonville FL Elec Auth Series 2009 B
5.00%, 10/01/15	5,780	6,085,415
Jacksonville FL Port Auth MBIA
4.375%, 11/01/18 (b)	4,350	4,365,660

Lake Ashton II CDD FL Series B
4.875%, 11/01/10	1,005	776,272
5.00%, 11/01/11	6,810	3,742,504
Lakewood Ranch Stwdshp Dist FL Series B
5.00%, 5/01/13	500	339,585
Landmark at Doral CDD FL Series B
5.20%, 5/01/15 (c)	4,535	1,837,446
Live Oak CDD FL Series B
5.00%, 11/01/09 (c)	3,250	1,949,318
Main Str CDD FL Series B
6.90%, 5/01/17	10,000	8,239,500
Meadow Woods CDD FL Series 4B
5.25%, 5/01/11	930	844,766
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	6,990	5,580,536
Miami-Dade Cnty FL SD GO MBIA
5.00%, 2/15/13	3,325	3,551,898
MBIA Series 1996
4.75%, 7/15/10	11,215	11,613,469
MBIA Series 1997
5.00%, 2/15/15	2,455	2,616,490
Midtown Miami CDD FL Series 04A
6.00%, 5/01/24	4,090	2,937,765
Miromar Lakes CDD FL Series 00A
7.25%, 5/01/12	1,705	1,597,397
Orange Cnty FL Sales Tax FGIC Series A
5.00%, 1/01/13	5,520	5,926,382
Palm Beach Cnty FL Sld Wst Auth AMBAC Series A
6.00%, 10/01/09	4,305	4,357,703
Palm Glades CDD FL Series B
4.85%, 8/01/11	1,875	1,313,663
Parkway Center CDD FL Series B
5.625%, 5/01/14	4,400	3,435,872
Paseo CDD FL
5.00%, 2/01/11 (c)	2,070	1,142,847

Series B
4.875%, 5/01/10 (c)	4,180	2,298,624
The Quarry CDD FL
5.25%, 5/01/16	830	637,946
Series A-2
5.25%, 5/01/36	5,945	3,272,485
Riverwood Estates CDD FL Series B
5.00%, 5/01/13 (c)(d)	1,960	490,000
Sarasota Cnty FL Util Sys FGIC Series C
5.25%, 10/01/21	2,000	2,050,020
Shingle Creek CDD FL
5.75%, 5/01/15 (c)	3,865	1,943,322
South Bay CDD FL Series B-1
5.125%, 11/01/09 (c)(d)	1,070	331,754
Series B-2
5.375%, 5/01/13 (c)(d)	2,900	854,978
Stoneybrook CDD FL Series B
5.45%, 11/01/15 (c)	7,075	3,694,494
Sunrise FL Util Sys AMBAC
5.50%, 10/01/13	2,445	2,642,825
Sweetwater Creek CDD FL Series B-1
5.30%, 5/01/17	990	626,789
Series B-2
5.125%, 5/01/13	2,935	1,908,777
Tampa FL Occuptl License Tax FGIC Series A
5.375%, 10/01/17 - 10/01/18	8,110	8,605,984
Tampa FL Wtr & Swr Sys Series A
5.25%, 10/01/18	1,160	1,206,075
Tampa Hillsboro Cnty FL Expwy AMBAC
5.00%, 7/01/12	8,575	9,114,282
Tern Bay CDD FL Series B
5.00%, 5/01/15 (c)(d)	2,570	899,500
Venetian CDD FL Series B
5.95%, 5/01/12	230	195,939
Verano CDD FL Series B
5.00%, 11/01/12 - 11/01/13	4,980	3,204,659

Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15	1,605	1,212,353
Waterford Estates
5.125%, 5/01/13 (c)(d)	2,000	672,320
Waterset North CDD FL
Series B
6.55%, 11/01/15	7,015	4,633,969
Westchester CDD FL
6.00%, 5/01/23	4,295	3,039,872

		498,733,600

Georgia - 1.6%
Gainesville GA Redev Auth (Gainesville GA GO) Series 2009B
ASSURED GTY
5.00%, 11/15/13	1,550	1,682,308
Georgia GO
Series C
6.25%, 8/01/10	1,490	1,581,754
Georgia Mun Elec Auth
FSA Series A
5.25%, 1/01/14	4,230	4,658,414
MBIA Series A
5.25%, 1/01/14 - 11/01/21	6,625	6,992,835
Main Street Nat Gas, Inc. (Bank of America)
Series B
5.00%, 3/15/12 - 3/15/13	8,905	8,560,451
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series 2006A
5.00%, 3/15/18	1,960	1,884,442
Series A
5.00%, 3/15/10 - 3/15/17	39,710	39,398,767
Metro Atlanta Rapid TRAN Auth GA
FGIC Series A
5.00%, 7/01/12 - 7/01/13	11,630	12,911,570

		77,670,541

Guam - 0.3%
Guam GO Series 2009A
5.75%, 11/15/14	4,000	3,923,960
Guam Wtrworks Auth COP
5.00%, 7/01/10	2,055	2,030,196
5.18%, 7/01/15 (Prerefunded/ETM)	6,459	6,637,152
Guam Wtrworks Auth COP (Guam Govt Wtrwks)
Series 05
5.00%, 7/01/13	1,345	1,284,650

		13,875,958

Hawaii - 1.6%
Hawaii GO AMBAC
5.00%, 7/01/15	17,320	19,447,243
AMBAC Series DG
5.00%, 7/01/14	42,520	47,537,360
FSA Series CX
5.50%, 2/01/17 - 2/01/21	6,595	6,963,565

		73,948,168

Illinois - 3.8%
Bolingbrook IL Sales Tax
5.75%, 1/01/15 (e)	3,890	1,998,915
Chicago IL Brd of Ed COP (Chicago IL Brd of Ed GO) MBIA Series A
6.25%, 1/01/11	1,880	2,002,125
Chicago IL GO FGIC Series A
6.75%, 1/01/35 (Prerefunded/ETM)	2,550	2,731,152
FSA Series A
5.00%, 1/01/12	5,760	6,191,597
Chicago IL HFA SFMR (Chicago IL HFA) GNMA/ FNMA/ FHLMC Series 99 A
6.35%, 10/01/30	90	92,246
Chicago IL O’hare Intl Arpt (O’hare Intl Arpt) MBIA Series C
5.00%, 1/01/10	1,890	1,912,945
Chicago IL Park Dist Hbr
5.875%, 1/01/13 - 1/01/15 (Prerefunded/ETM)	5,735	6,149,927
Chicago IL Pub Bldg Comm AMBAC
5.25%, 3/01/21 (Prerefunded/ETM)	4,000	4,506,840
Chicago IL Pub Bldg Comm (Chicago IL Park Dist GO) FGIC Series A
5.375%, 1/01/13	2,510	2,528,825
Chicago IL Sales Tax FSA
5.00%, 1/01/16	5,000	5,455,450
Chicago IL Tax Increment (Kingsbury Redev Proj) Series A
6.57%, 2/15/13	1,700	1,633,598
Chicago IL Trnsp Auth Fed GAN (Chicago Federal Highway Grant) AMBAC Series A
5.25%, 6/01/10	4,570	4,734,794

Chicago IL Wstwtr MBIA Series B
5.25%, 1/01/15	4,225	4,653,162
Cortland IL Spl Tax
5.50%, 3/01/17	5,078	3,436,435
Du Page Cnty IL GO
5.60%, 1/01/21	8,655	9,742,241
Illinois Civic Ctr Spl Tax
AMBAC
6.25%, 12/15/20	3,135	3,403,544
Illinois Dev Fin Auth (Adventist Health Sys) MBIA Series B
2.10%, 1/01/19	5,730	4,939,375
Illinois Dev Fin Auth (Illinois SRF) Series 2002
5.25%, 3/01/12	5,825	6,405,286
Illinois GO
5.00%, 1/01/13	1,510	1,641,068
AMBAC
5.00%, 4/01/11 - 11/01/14	8,765	9,550,517
AMBAC Series B
5.00%, 3/01/14	8,080	8,835,399
FSA
5.00%, 9/01/14	5,550	6,117,876
5.375%, 10/01/10	11,015	11,620,825
FSA Series A
5.25%, 10/01/13	7,785	8,653,417
MBIA
5.25%, 4/01/11 - 10/01/21	8,275	8,731,977
5.375%, 7/01/10	8,985	9,377,016
5.75%, 12/01/13 (Prerefunded/ETM)	2,390	2,555,388
MBIA-IBC Series B
5.00%, 3/01/15	5,000	5,390,500
Series B
5.00%, 3/01/13	8,275	9,013,792
Illinois Sales Tax Series Q
6.00%, 6/15/12	3,225	3,489,127
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge) Series 5-1
5.25%, 3/01/15	1,400	1,120,616
Regional Trnsp Auth IL Sales Tax FGIC Series B
5.50%, 6/01/17	1,025	1,159,388
FGIC Series C
7.75%, 6/01/20	1,005	1,271,335

Series A
5.00%, 7/01/16	5,285	5,841,458
St. Clair Cnty IL GO
FGIC
5.625%, 10/01/13	3,410	3,504,252
Univ of Illinois COP AMBAC Series A
5.50%, 8/15/18 (Prerefunded/ETM)	2,340	2,538,081
Will & Kendall Cnty CSD #202 IL FGIC
5.00%, 1/01/14 - 1/01/16	8,575	9,148,209

		182,078,698

Indiana - 0.6%
Allen Cnty IN Juv Justice Ctr (Allen Cnty IN Lease Just Ctr) AMBAC
5.50%, 1/01/18	1,575	1,620,675
Dyer IN Redev Auth
6.55%, 7/15/20 (Prerefunded/ETM)	2,720	2,751,362
6.875%, 7/15/14 (Prerefunded/ETM)	1,755	1,775,375
Indiana Trnsp Fin Auth Arpt AMBAC Series A
6.00%, 11/01/09	1,370	1,393,564
Indianapolis IN Gas Util ASSURED GTY Series A
5.00%, 8/15/30 (b)	7,670	8,185,117
Indianapolis IN Loc Bond Bank Series B
5.00%, 2/01/10	360	360,014
6.00%, 1/10/13	4,380	4,638,070
Jasper Cnty IN PCR (No. Indiana Pub Serv Company) MBIA
5.60%, 11/01/16	6,270	6,295,582

		27,019,759

Kansas - 0.3%
Wyandotte Cnty KS Sales Tax Series B
4.75%, 12/01/16	2,525	2,493,235
Wyandotte Cnty KS Util Sys AMBAC Series 2004
5.65%, 9/01/13 - 9/01/14	11,960	13,324,508

		15,817,743

Kentucky - 0.3%
Kentucky Asset Liability Comm
MBIA
5.00%, 9/01/16	5,000	5,527,350

Kentucky Prop & Bldg Comm (Kentucky Lease Proj #87) FGIC
5.00%, 3/01/13 - 3/01/14	7,970	8,677,298

		14,204,648

Louisiana - 2.7%
Coves of The Highland CDD LA
5.60%, 11/01/21 (c)	4,025	807,978
DE Soto Parish LA PCR (International Paper Company) Series A-2
5.00%, 10/01/12	4,700	4,628,184
E. Morial New Orleans Exhib Hall LA AMBAC Series A
5.00%, 7/15/33 (Prerefunded/ETM)	7,350	8,286,684
5.25%, 7/15/20 (Prerefunded/ETM)	3,450	3,923,064
Jefferson LA Sales Tax Dist ASSURED GTY Series 2009B
5.00%, 12/01/20	3,415	3,558,328
Lakeshore Vlgs Master CDD LA
5.25%, 7/01/17	9,814	7,533,913
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	21,770	20,008,372
Louisiana GO AMBAC Series A
5.00%, 10/15/12	11,965	13,081,095
FSA
5.00%, 5/01/16	15,305	16,725,151
FSA Series C
5.00%, 5/01/13 - 5/01/15	22,765	24,898,259
Louisiana Loc Govt CDA (Cargo Acquisition Group) Series 02
6.65%, 1/01/25	550	447,442
Louisiana Property Assmt Corp. AMBAC Series B
5.25%, 6/01/14	1,770	1,771,416
Louisiana St Office Facs Corp. (Louisiana Lease St Off Bldg) MBIA Series A
5.50%, 3/01/11	2,000	2,024,000
Morehouse Parish LA PCR (International Paper Co.) Series A
5.25%, 11/15/13	7,340	7,105,047
New Orleans LA GO MBIA
5.25%, 12/01/20	5,845	5,866,743

Orange Grove CDD LA
5.30%, 11/01/21	1,745	1,218,185
Tangipahoa Parish LA
5.90%, 5/01/22 (c)	3,365	1,846,510
Terrebonne Parish LA Wtrwks AMBAC Series A
5.25%, 11/01/23	2,000	2,061,540

		125,791,911

Massachusetts - 4.0%
Massachusetts Bay Trnsp Auth GTD Series A
5.25%, 7/01/20 (Prerefunded/ETM)	3,600	3,995,028
Massachusetts Bay Trnsp Auth (Massachusetts GO) GTD Series A
5.50%, 3/01/12	3,780	3,950,251
5.75%, 3/01/10	2,255	2,329,009
Massachusetts GO
5.00%, 5/01/14	10,340	11,546,368
FGIC Series C
5.50%, 11/01/13 - 11/01/14	38,980	44,664,028
MBIA Series 2004
5.50%, 12/01/19	7,720	8,946,708
MBIA Series D
5.375%, 8/01/22 (Prerefunded/ETM)	2,605	2,883,500
5.50%, 11/01/12	20,050	22,525,974
Series 2002
5.50%, 11/01/15	1,785	2,067,887
Series A
5.50%, 1/01/11	1,305	1,387,411
Series B
5.00%, 11/01/10 - 8/01/12	19,950	21,864,692
Series C
5.00%, 5/01/12	8,175	8,942,796
5.75%, 10/01/14 (Prerefunded/ETM)	3,325	3,512,962
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.) Series E2
5.00%, 7/01/12 - 7/01/17	21,980	22,247,771
Massachusetts Hlth & Ed Facs Auth (Harvard Univ) Series N
6.25%, 4/01/20	2,820	3,517,499
Massachusetts Port Auth
FSA Series B
5.50%, 7/01/09	1,780	1,780,000
Massachusetts Wtr Poll Abatmnt Series B
5.25%, 8/01/14	995	1,105,276

Massachusetts Wtr Poll Abatmnt (Massachusetts SRF) Series A
5.125%, 2/01/16	3,460	3,477,300
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF/MWRA) Series B
5.25%, 8/01/14	60	66,352
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease) AMBAC
5.00%, 11/01/18	18,690	20,189,125

		190,999,937

Michigan - 1.1%
Detroit MI SD GO AMBAC Series A
6.50%, 5/01/10	1,065	1,104,160
FGIC Series 2A
5.00%, 5/01/32 (Prerefunded/ETM)	1,405	1,566,898
Detroit MI Swr Disp MBIA Series B
6.00%, 7/01/10	2,510	2,621,419
Detroit MI Wtr Supply Sys FGIC Series A
5.25%, 7/01/33 (Prerefunded/ETM)	5,155	5,530,800
Grand Rapids MI Wtr Supply Sys FGIC
5.75%, 1/01/12	2,100	2,226,525
Lansing MI Cmnty Clg GO FGIC
5.50%, 5/01/16 (Prerefunded/ETM)	3,515	3,929,594
Michigan COP MBIA
5.375%, 9/01/19 (Prerefunded/ETM)	4,775	5,212,342
Michigan Mun Bond Auth
5.625%, 10/01/11 (Prerefunded/ETM)	1,270	1,298,473
Michigan Mun Bond Auth (Michigan Mun Bond Sch Ln Prog) Series A
5.25%, 12/01/10	5,215	5,498,853
Michigan Pub Pwr Agy (Belle River Proj) MBIA
5.25%, 1/01/14	3,380	3,652,732
Michigan Trunk Line Spl Tax FGIC
5.00%, 11/01/12	4,130	4,481,504
5.25%, 11/01/13	5,000	5,501,350
FSA Series 05B
5.00%, 9/01/11	5,130	5,451,446

FSA Series A
5.50%, 11/01/18 (Prerefunded/ETM)	1,110	1,217,226
FSA Series B
5.00%, 9/01/13	2,055	2,236,066
Walled Lake MI Cons SD GO Q-SBLF
5.75%, 5/01/13 (Prerefunded/ETM)	2,000	2,086,920

		53,616,308

Minnesota - 0.3%
Minnesota Mun Pwr Agy Elec
4.50%, 10/01/12	2,395	2,532,976
Southern MN Muni Pwr Agy AMBAC Series A
5.25%, 1/01/16	6,820	7,375,557
St. Paul MN Hsg & Redev Auth (Healtheast)
5.15%, 11/15/20	2,770	2,268,658
5.75%, 11/15/21	1,750	1,490,772

		13,667,963

Missouri - 0.2%
Jackson Cnty MO Pub Bldg Corp.
5.00%, 12/01/25	1,955	2,014,569
Kansas City MO Mun Assist Corp. FGIC
5.00%, 4/15/13	7,215	7,931,738
Missouri HDC SFMR (Missouri HDC)
GNMA/ FNMA Series B-2
6.40%, 9/01/29	230	234,060

		10,180,367

Nebraska - 0.2%
Nebraska Pub Pwr Dist MBIA Series B
5.00%, 1/01/11	10,355	10,815,383

Nevada - 4.4%
Clark Cnty NV Airport PFC (Mccarran Airport PFC)
Series 2008
5.00%, 7/01/12	2,745	2,890,238
5.25%, 7/01/17	16,695	17,873,834
Series A
5.00%, 7/01/13 - 7/01/14	8,225	8,735,785
Clark Cnty NV GO AMBAC
5.00%, 7/01/14 - 11/01/16	43,365	46,728,759
AMBAC Series A
6.50%, 6/01/17	1,760	2,018,280
FSA Series A
5.00%, 6/01/12	8,695	9,302,346

FSA Series B
5.00%, 6/01/12 - 6/01/13	12,325	13,228,056
Clark Cnty NV SD GO FGIC Series A
5.00%, 6/15/17	27,880	29,056,815
5.25%, 6/15/14	5,505	5,933,399
FSA
5.50%, 6/15/12	13,425	14,484,904
FSA Series C
5.00%, 6/15/19	22,380	22,823,572
5.25%, 6/15/13	8,800	9,490,008
MBIA Series C
5.00%, 6/15/10 - 6/15/13	8,740	9,243,256
MBIA Series D
5.25%, 6/15/12	5,000	5,384,600
Clark Cnty NV SID #142 (Clark Cnty NV SID #142 Mtns Edg)
5.00%, 8/01/10	3,330	3,289,774
5.30%, 8/01/11	1,540	1,506,705
Clark Cnty NV SID #151 (Clark Cnty NV SID #151 Summerlin)
3.95%, 8/01/09	470	465,845
4.40%, 8/01/12	190	156,218
Henderson NV LID #T-16 (Henderson NV LID #T-16 Falls)
4.75%, 3/01/13	970	475,251
Las Vegas NV SID #607 (Las Vegas NV SID #607 Provdnce)
5.15%, 6/01/11	1,990	1,838,441
Nevada GO
Series 2008C
5.00%, 6/01/15	4,555	4,941,674

		209,867,760

New Hampshire - 0.3%
Manchester NH Hsg & Redev Agy ACA Series A
6.75%, 1/01/13 - 1/01/15	6,155	6,159,868
New Hampshire Hlth & Ed Fac Auth (Univ of New Hampshire) AMBAC
5.375%, 7/01/20	7,090	7,511,146

		13,671,014

New Jersey - 8.1%
Garden St Presv Trust NJ FSA Series 05A
5.80%, 11/01/17	2,325	2,723,389
New Jersey COP (New Jersey COP Equip Purchase) Series A
5.00%, 6/15/13 - 6/15/14	7,320	7,834,176

New Jersey EDA (New Jersey Cigarette Tax) FGIC
5.00%, 6/15/10	12,500	12,542,875
FGIC Series 4
5.00%, 6/15/11	4,690	4,684,700
FSA Series 4
5.00%, 6/15/10	3,645	3,657,502
New Jersey EDA (New Jersey Lease Sch Fac)
MBIA Series G
5.00%, 9/01/13 - 9/01/15	24,090	25,737,457
Series W
5.00%, 3/01/15	2,325	2,490,028
New Jersey EDA (New Jersey Market Transition)
MBIA Series 1A
5.00%, 7/01/11	11,795	12,416,832
MBIA Series A
5.00%, 7/01/09	3,790	3,790,000
New Jersey EDA (New Jersey Trnst Pj Lease)
5.00%, 5/01/15 - 5/01/16	55,310	59,315,639
New Jersey GO
5.00%, 6/01/16	4,570	5,145,043
5.25%, 7/01/16	3,515	4,002,987
MBIA-IBC
5.50%, 8/01/11	3,530	3,834,004
New Jersey Hlth Care Fac Fin Auth (Jersey City Medical Ctr) AMBAC FHA
4.80%, 8/01/21	15	15,007
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund) AMBAC Series A
5.50%, 12/15/13	7,415	8,160,949
AMBAC Series C
5.25%, 12/15/09	2,425	2,466,468
FGIC Series A
5.00%, 6/15/13 - 6/15/14	11,520	12,274,032
FGIC Series B
5.25%, 12/15/13	5,000	5,451,450
FSA Series C
5.75%, 12/15/12	5,000	5,525,650
MBIA Series A
5.25%, 12/15/11 - 12/15/13	36,640	39,787,665
MBIA Series B
5.25%, 12/15/13 - 12/15/14	20,985	22,832,269

New Jersey Turnpike Auth (New Jersey Turnpike) MBIA Series A
6.00%, 1/01/11	14,175	14,919,896
Tobacco Settlement Auth NJ
6.25%, 6/01/43 (Prerefunded/ETM)	22,020	25,778,374
6.75%, 6/01/39 (Prerefunded/ETM)	84,940	101,034,431

		386,420,823

New York - 8.0%
Metropolitan Trnsp Auth NY FGIC Series A
5.00%, 4/01/23 (Prerefunded/ETM)	2,835	3,255,912
New York NY GO
5.25%, 8/01/16	17,120	18,835,253
Series 4B
5.00%, 8/01/10	14,270	14,849,077
Series B
5.00%, 9/01/15	10,000	10,892,700
Series C
5.00%, 1/01/15 - 1/01/16	15,370	16,651,364
5.50%, 8/01/14	4,780	5,186,587
Series D
5.00%, 2/01/15 - 2/01/16	10,290	11,164,311
Series E
5.00%, 8/01/14 - 8/01/16	36,490	39,654,197
Series G
5.00%, 8/01/11	7,360	7,814,554
Series H
5.00%, 8/01/11	3,450	3,663,072
Series I
5.00%, 8/01/10	4,520	4,703,422
5.875%, 3/15/13	100	100,348
Series J
5.00%, 3/01/17	2,355	2,490,059
Series J-1
5.00%, 8/01/13	10,920	11,864,034
Series N
5.00%, 8/01/12	2,020	2,183,216
New York NY GO (New York NY GO) Series 4G
5.00%, 8/01/12	21,110	22,815,688
New York NY TFA MBIA Series E
5.25%, 2/01/21	2,760	2,872,691
Series B
5.25%, 2/01/29 (b)	14,005	14,585,087
New York NY Trnsl Fin Auth
5.00%, 8/01/11	4,900	5,262,201

MBIA Series D
5.25%, 2/01/20	2,360	2,459,545
MBIA Series E
5.25%, 2/01/22	4,685	4,868,371
New York St Dormitory Auth (New York St Lease CUNY) Series 2008B
5.00%, 7/01/15 - 7/01/16	33,770	36,068,106
Series A
5.75%, 7/01/13	1,280	1,368,230
New York St Dormitory Auth (New York St Lease Mental Hlth) FSA Series B
5.00%, 2/15/10	2,160	2,210,652
MBIA Series 1998D
5.25%, 2/15/13	115	115,661
New York St Dormitory Auth (New York Univ) MBIA Series A
6.00%, 7/01/18	2,865	3,393,736
New York St Dormitory Auth (Orlando Regl Med Ctr)
6.00%, 12/01/13 - 12/01/16	14,030	13,320,136
Series 2008
5.50%, 12/01/11	3,000	2,963,430
New York St HFA MFHR (New York St HFA) Series B
4.05%, 11/01/10	5,910	5,915,733
New York St Thruway Auth FSA Series 2005A
5.00%, 3/15/18 (Prerefunded/ETM)	3,650	4,079,824
MBIA Series A
5.00%, 4/01/21 (Prerefunded/ETM)	4,700	5,230,160
New York St Thruway Auth (New York St Thruway Au Ded Tax) FGIC Series B
5.00%, 4/01/13 - 4/01/16	50,800	55,186,419
FSA Series B
5.00%, 4/01/15	10,320	11,394,106
MBIA Series C
5.25%, 4/01/11	6,115	6,519,446
New York St Twy Auth Spl Tax (New York St Pers Income Tax) FSA Series 2005A
5.00%, 3/15/18	4,210	4,528,613
Tobacco Settlement Fin Corp. NY (New York St Tobacco Asset Sec) Series 2008
5.00%, 6/01/12	5,935	6,264,155
Series B-1C
5.50%, 6/01/14	16,590	16,607,751

		381,337,847

North Carolina - 3.8%
North Carolina Eastern Mun Pwr Agy Series A
5.00%, 1/01/14 - 1/01/15	9,410	10,022,534
5.50%, 1/01/11	3,775	3,939,175
6.00%, 1/01/26 (Prerefunded/ETM)	1,720	2,124,389
Series B
5.70%, 1/01/17	1,880	1,913,840
Series C
5.25%, 1/01/11	2,765	2,875,241
Series D
6.45%, 1/01/14	630	645,378
North Carolina Infra Fin Corp. (North Carolina COP Infra Fin) FSA Series A
5.00%, 2/01/13 - 2/01/15	22,430	25,087,651
Series A
5.00%, 2/01/13	4,295	4,683,998
North Carolina Mun Pwr Agy #1
5.25%, 1/01/14	15,545	16,645,275
5.50%, 1/01/13	4,170	4,532,915
AMBAC Series A
5.25%, 1/01/15	5,450	5,723,862
Series A
5.25%, 1/01/15 - 1/01/17	64,050	68,333,956
5.50%, 1/01/12 - 1/01/13	13,775	14,739,580
Series C
5.25%, 1/01/14 - 1/01/17	18,155	19,363,519

		180,631,313

Ohio - 1.1%
Cincinnati OH Wtr Series A
5.00%, 12/01/15	5,780	6,607,870
Cleveland OH Wtrworks FGIC Series K
5.25%, 1/01/13	5,000	5,369,500
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC) Series A
7.00%, 8/01/21	4,355	3,974,460
Cuyahoga Cnty OH Hosp (UHHS/CSAHS Cuyahoga & Canton)
6.75%, 1/01/10	475	480,524
Hamilton Cnty OH Sales Tax AMBAC Series B
5.75%, 12/01/12 - 12/01/13	1,310	1,388,892

5.75%, 12/01/13 (Prerefunded/ETM)	2,390	2,555,388
Montgomery Cnty OH
5.40%, 12/01/09	1,145	1,164,946
5.50%, 12/01/10 (Prerefunded/ETM)	2,100	2,137,443
5.60%, 12/01/11 (Prerefunded/ETM)	1,000	1,018,230
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
5.00%, 4/01/12	5,000	5,450,400
Ohio Bldg Auth (Ohio Lease Workers Comp Fac) FGIC Series A
5.00%, 4/01/12	7,265	7,888,846
Ohio GO Series A
5.00%, 6/15/14	2,195	2,444,242
Series B
5.00%, 9/15/11	1,785	1,925,997
Ohio Wtr Dev Auth (Cleveland Electric Illum) Series 2008C
7.25%, 11/01/32 (b)	6,980	7,408,223

		49,814,961

Oklahoma - 1.1%
Mcgee Creek Auth OK Wtr MBIA
6.00%, 1/01/23	3,980	4,319,016
Oklahoma Dev Fin Auth Series A
5.00%, 8/15/09	1,000	1,004,750
5.75%, 8/15/13 (Prerefunded/ETM)	2,240	2,274,832
Tulsa Cnty OK IDA (Tulsa Cnty OK IDA Cap Impt) FSA Series B
5.00%, 5/15/11 - 5/15/12	39,075	42,294,952

		49,893,550

Oregon - 0.4%
Clackamas & WA SD #3 OR GO (Clackamas & WS Cnty SD #3 OR GO) FGIC Series B
5.00%, 6/15/12	5,190	5,712,373
Oregon Dept of Admin Svc COP MBIA Series B
5.25%, 5/01/14	1,775	1,899,516
Portland OR Swr Sys MBIA Series A
5.00%, 6/15/13	5,090	5,643,487
Tri-County Met Trnsp Dist OR MBIA
4.00%, 5/01/14	875	875,674
5.00%, 5/01/12	1,080	1,164,348
Washington Cnty OR SD #48-J GO FSA
5.00%, 6/01/13	4,600	5,150,436

		20,445,834

Pennsylvania - 3.7%
Allegheny Cnty PA GO MBIA Series C-54
5.375%, 11/01/18 (Prerefunded/ETM)	3,400	3,842,714
Allegheny Cnty PA Hosp Dev Auth Series B
9.25%, 11/15/22 (Prerefunded/ETM)	3,155	3,573,069
Allegheny Cnty PA Hosp Dev Auth (Univ of Pittsburg Med Center) Series 2008A
5.00%, 9/01/14	46,500	48,643,650
Allegheny Cnty PA Hosp Dev Auth (UPMC Health Sys) Series B
5.00%, 6/15/18	8,200	8,285,526
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series A
5.00%, 11/15/09 - 11/15/13	23,340	22,219,558
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	485	452,010
Bucks Cnty PA IDA (Waste Management, Inc.)
3.90%, 12/01/22 (b)	15,180	15,039,585
Central Bucks PA SD GO
5.00%, 5/15/16	5,000	5,655,250
Pennsylvania GO
5.25%, 7/01/14	13,440	15,277,248
FGIC
5.50%, 2/01/14	5,310	6,047,878
MBIA
5.25%, 2/01/14	10,885	12,280,131
5.375%, 7/01/16	2,225	2,577,084
MBIA Series 1
5.00%, 2/01/15	13,725	15,191,516
Philadelphia PA IDA (Univ of Pennsylvania)
0.92%, 4/26/14 (a)	7,300	6,920,181
Philadelphia PA Parking Auth FSA
5.50%, 9/01/11	1,915	1,942,270
State Pub Sch Bldg Auth PA (Philadelphia PA SD Lease) Series A
5.00%, 6/01/14	5,370	5,892,071
Westmoreland Cnty PA Mun Auth FGIC
5.00%, 8/15/09	4,135	4,144,428

		177,984,169

Puerto Rico - 3.7%
Puerto Rico GO Series A
5.00%, 7/01/30 (b)	26,525	26,264,525
5.25%, 7/01/11	2,135	2,196,146
Puerto Rico Govt Dev Bank Series B
5.00%, 12/01/10 - 12/01/13	4,135	4,179,940
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series M
5.50%, 7/01/13	15,205	15,291,212
Puerto Rico Pub Fin Corp Series A
5.75%, 8/01/27 (b)	10,145	10,202,116
Puerto Rico Sales Tax Fin Corp. Series 2009A
5.375%, 8/01/20	50,000	51,908,500
5.50%, 8/01/21 - 8/01/23	39,930	41,427,308
Univ of Puerto Rico Series P
5.00%, 6/01/12 - 6/01/14	13,525	13,460,866
Series Q
5.00%, 6/01/12 - 6/01/15	13,055	12,859,501

		177,790,114

Rhode Island - 0.5%
Providence RI Pub Bldg Auth (Providence RI Lease) FSA Series A
5.10%, 12/15/09	1,050	1,050,199
Rhode Island Depositors Corp. FSA Series A
5.50%, 8/01/20	1,500	1,746,585
5.75%, 8/01/19	4,940	5,807,810
Series A
6.375%, 8/01/22	5,780	7,240,490
Rhode Island EDC ASSURED GTY Series 2009A
5.25%, 6/15/17	7,955	8,558,387

		24,403,471

South Carolina - 1.1%
Greenville Cnty SD SC Lease
5.00%, 12/01/10 - 12/01/15	22,600	24,266,940

Horry Cnty SC SD GO SCSDE Series A
5.375%, 3/01/18	5,285	5,594,225
Lancaster Cnty SC Edenmore ID Series B
5.375%, 12/01/16	3,726	1,493,642
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
5.25%, 12/01/23 - 12/01/25	2,315	2,150,574
Richland Cnty SC (International Paper Co.) Series A
4.60%, 9/01/12	6,350	6,172,263
South Carolina Pub Svc Auth FSA Series D
5.25%, 1/01/14	2,080	2,279,306
MBIA Series B
5.00%, 1/01/11 - 1/01/12	7,385	7,930,606

		49,887,556

Tennessee - 0.1%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
AMBAC Series D
6.25%, 3/01/18	3,000	3,053,580
MBIA Series A
6.25%, 2/15/10	1,000	1,019,290
Tennessee Energy Acq Corp. Gas (Goldman Sachs & Co.)
Series A
5.25%, 9/01/21	2,115	1,838,083

		5,910,953

Texas - 8.8%
Austin TX Utils Sys FSA
5.00%, 11/15/13	3,035	3,368,911
Bell Cnty TX Hlth Fac Dev Corp.
6.50%, 7/01/19	1,000	1,223,210
Brownsville TX Util Sys AMBAC
6.25%, 9/01/10	1,500	1,595,760
Camino Real Regl Mob Auth
5.00%, 2/15/14 - 2/15/22	66,195	67,225,421
Series 2008
5.00%, 8/15/21	5,000	4,687,250
Clear Creek TX ISD GO Series A
5.00%, 2/15/16	1,280	1,447,949
Conroe TX ISD GO
5.00%, 2/15/16	6,260	6,949,414

Dallas Cnty TX Util & Recl Di MBIA
5.00%, 2/15/10	4,630	4,676,856
Dallas TX GO
5.00%, 2/15/13	2,190	2,418,373
Dallas TX Wtr & Swr Sys
5.00%, 10/01/13	1,225	1,233,918
AMBAC Series 2007
5.00%, 10/01/14	8,295	9,345,645
El Paso Cnty TX GO FGIC
5.00%, 8/15/12	5,750	6,300,045
Fort Worth TX ISD GO
5.00%, 2/15/16	5,000	5,656,050
Fort Worth TX Wtr & Swr FSA Series A
5.00%, 2/15/11	5,000	5,312,450
Harris Cnty TX Fld Ctl Dist GO
Series A
5.25%, 10/01/20 - 10/01/23 (Prerefunded/ETM)	11,970	13,419,567
Harris Cnty TX GO
5.375%, 10/01/18	920	964,427
Series A
5.25%, 10/01/24	14,000	14,710,500
Houston TX GO MBIA Series A
5.00%, 3/01/11 - 3/01/12	32,690	34,876,454
5.25%, 3/01/14	10,040	11,278,133
MBIA Series B
5.25%, 3/01/12	1,805	1,970,482
Houston TX Hotel Occupancy Tax AMBAC Series A
5.50%, 9/01/10	3,000	3,129,870
Houston TX Wtr & Swr Sys AMBAC Series B
5.75%, 12/01/16 - 12/01/17 (Prerefunded/ETM)	5,000	5,675,550
Lower Colorado River Auth TX FSA Series 1999
5.875%, 5/15/16	10,760	10,955,187
Magnolia TX ISD GO
5.00%, 8/15/16	430	430,993
North Texas Tollway Auth TX (North Texas Tollway)
Series 2008H
5.00%, 1/01/38 - 1/01/42 (b)	17,235	17,412,560
Series 2008H-1
5.00%, 1/01/43 (b)	49,970	51,485,590

Plano TX GO
5.00%, 9/01/13	5,045	5,649,391
Retama TX Dev Corp.
8.75%, 12/15/13 - 12/15/15	7,105	8,983,786
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs & Co.)
5.25%, 8/01/15	1,880	1,840,595
San Antonio TX Elec & Gas
5.25%, 2/01/14	4,395	4,895,678
5.375%, 2/01/13	5,000	5,543,850
5.375%, 2/01/20 (Prerefunded/ETM)	2,500	2,744,575
San Antonio TX GO FGIC Series 2006
5.25%, 8/01/12	5,000	5,550,800
San Antonio TX Wtr FSA
5.50%, 5/15/18	4,000	4,284,280
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	1,160	1,057,700
Tarrant Cnty TX Hlth Fac Dev AMBAC Series A
5.125%, 9/01/12	2,255	2,388,000
Texas A & M Univ Series B
5.00%, 5/15/12	1,710	1,877,819
Texas Dept of Transportation Series A
5.00%, 4/01/13	6,935	7,703,953
5.25%, 4/01/14	10,185	11,520,661
Texas GO
5.25%, 8/01/21	2,215	2,222,442
Series A
5.50%, 10/01/12	1,055	1,148,167
Texas Mun Pwr Agy MBIA
Zero Coupon, 9/01/13	2,345	2,015,481
5.25%, 9/01/09	1,530	1,539,272
Texas PFA Lease (Texas PFA Lease Bldg & Procur) AMBAC
5.00%, 2/01/15	5,000	5,481,700
Texas St Univ Sys FSA
5.25%, 3/15/13	5,320	5,820,612
Texas Trnsp Comm Series 2007
5.00%, 4/01/14 - 4/01/24	23,365	25,777,921

Univ of Puerto Rico Series B
5.375%, 8/15/19 (Prerefunded/ETM)	1,270	1,374,216
Univ of Texas Series B
5.00%, 8/15/14	5,535	6,237,059
Series D
5.00%, 8/15/14	5,850	6,592,014
Univ of Texas Perm Univ Fund Series A
5.25%, 8/15/16	1,125	1,295,246
Williamson Cnty TX GO MBIA
5.00%, 2/15/14	5,000	5,536,200

		416,831,983

Utah - 0.1%
Intermountain Pwr Agy UT AMBAC
5.00%, 7/01/10	1,555	1,605,118
FSA Series A
5.00%, 7/01/10	2,870	2,992,520

		4,597,638

Virginia - 0.5%
Amelia Cnty VA (Waste Management, Inc.)
4.80%, 4/01/27 (b)	1,040	1,036,506
Broad Street CDA VA
7.125%, 6/01/15	3,314	3,052,227
Celebrate Virginia North CDD Series B
6.25%, 3/01/18	3,294	2,765,642
Hampton VA GO MBIA
5.00%, 1/15/15	5,000	5,649,550
Norfolk VA GO MBIA
5.00%, 3/01/14	3,065	3,416,617
Richmond VA GO FSA
5.50%, 1/15/12	4,000	4,303,480
Virginia Pub Bldg Auth (Virginia Lease Pub Fac) Series B
5.00%, 8/01/14	3,700	4,184,848

		24,408,870

Washington - 10.4%
Central Puget Sound WA RTA AMBAC Series A
5.00%, 11/01/18	1,015	1,096,149

Cowlitz Cnty WA Spl Swr (Cowlitz Cnty WA Special Swr) FGIC
5.50%, 11/01/19	1,435	1,593,639
Energy Northwest WA AMBAC Series A
5.25%, 7/01/11	120	130,228
Energy Northwest WA (Bonneville Power Admin) AMBAC Series A
5.00%, 7/01/18	5,040	5,383,325
5.25%, 7/01/11	4,385	4,699,317
MBIA Series A
5.25%, 7/01/13	6,545	7,265,801
5.50%, 7/01/12	1,945	2,147,319
5.75%, 7/01/17 - 7/01/18	9,455	10,197,082
Series 2007
5.00%, 7/01/16	9,355	10,358,417
Series 2007C
5.00%, 7/01/16 - 7/01/17	17,700	19,538,634
Series 2008A
5.25%, 7/01/16	28,325	31,802,460
Series A
5.00%, 7/01/12 - 7/01/15	31,200	34,459,859
5.50%, 7/01/13	3,840	4,299,226
Series C
5.00%, 7/01/14 - 7/01/16	26,260	29,049,243
Series D
5.00%, 7/01/13	5,060	5,569,390
XLCA Series A
5.50%, 7/01/10	1,350	1,410,831
King Cnty WA SD #001 GO Series A
5.00%, 12/01/12 - 12/01/13	73,650	82,267,699
Seattle WA Mun Light & Pwr
5.625%, 12/01/12 - 12/01/16	6,590	6,914,524
FSA
5.00%, 8/01/13	9,915	11,121,358
Tacoma WA Elec Sys FSA
5.00%, 1/01/15	20,945	23,363,519
Washington St GO AMBAC
5.00%, 1/01/12 - 1/01/14	32,625	35,941,048
AMBAC Series A
5.00%, 1/01/14	8,810	9,786,589
AMBAC Series C
5.00%, 1/01/15 - 1/01/16	17,610	19,736,954

AMBAC Series D
5.00%, 1/01/14	1,000	1,110,850
AMBAC Series E
5.00%, 1/01/13 - 1/01/14	8,775	9,717,160
FSA
5.00%, 7/01/14 - 7/01/15	10,550	11,867,501
FSA Series 2007A
5.00%, 7/01/14	6,260	7,020,527
FSA Series B
5.00%, 7/01/13	5,785	6,451,432
FSA Series D
5.00%, 1/01/14	2,655	2,955,281
MBIA Series 2004A
5.00%, 7/01/13	2,050	2,281,998
Series 2003A
5.00%, 7/01/13	5,000	5,440,300
Series 2008D
5.00%, 1/01/15	5,980	6,693,115
Series A
5.00%, 7/01/13	10,330	11,499,046
Series B
5.00%, 7/01/13	1,700	1,892,389
Series C
5.00%, 1/01/13 - 1/01/17	51,490	57,146,714
Washington St GO (Washington St GO) AMBAC Series D
5.00%, 1/01/14	6,610	7,342,718
Washington St Hlth Care Facs Auth (Children’s Hosp & Regl Med Ctr) FSA
5.25%, 10/01/14	3,975	3,979,214

		493,530,856

Wisconsin - 2.6%
Milwaukee Metro Swr Dist WI GO
5.00%, 10/01/16	3,710	4,233,295
Wisconsin GO AMBAC Series 1
5.00%, 5/01/15 - 5/01/16	12,830	14,350,520
FGIC Series 3
5.25%, 5/01/13	5,500	6,138,935
FGIC Series E
5.00%, 5/01/15	4,175	4,669,696
FSA Series B
5.25%, 5/01/17 (Prerefunded/ETM)	2,000	2,137,440
MBIA Series 1
5.25%, 5/01/13	4,545	5,072,993
5.50%, 5/01/10	5,205	5,408,724

MBIA Series 2
5.00%, 5/01/14	19,965	22,226,835
MBIA Series A
5.00%, 5/01/13	12,570	13,915,493
MBIA Series B
5.00%, 5/01/11 - 5/01/13	16,640	17,961,240
Wisconsin Trnsp Auth FGIC Series I
5.00%, 7/01/17	2,000	2,239,960
FSA Series A
5.25%, 7/01/16	9,690	11,054,933
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax) AMBAC Series B
5.00%, 7/01/13	4,270	4,729,025
FGIC
5.00%, 7/01/16	6,885	7,747,002
FSA Series A
5.25%, 7/01/14	2,920	3,298,607

		125,184,698

Total Long-Term Municipal Bonds (cost $4,591,126,546)		4,628,594,697

Short-Term Municipal Notes - 1.7%
Colorado - 0.5%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.23%, 7/01/29 - 9/01/35 (f)	6,120	6,120,000
Series A-14
0.23%, 2/01/25 (f)	7,545	7,545,000
0.32%, 1/01/39 (f)	4,600	4,600,000
Series A-5
0.23%, 4/01/34 (f)	3,600	3,600,000
Series A-9
0.32%, 9/01/36 (f)	2,400	2,400,000

		24,265,000

Connecticut - 0.0%
Connecticut Hlth & Ed Fac Auth (Mulberry Gardens) Series E
0.25%, 7/01/36 (f)	1,575	1,575,000

District of Columbia - 0.4%
District of Columbia (American Univ) Series 2008
0.32%, 10/01/38 (f)	10,100	10,100,000
District of Columbia (JFK Ctr for The Performing Arts) Series 2008
0.32%, 10/01/29 (f)	10,500	10,500,000

		20,600,000

Florida - 0.2%
Broward Cnty FL Edl Facs Auth (Nova Southeastern Univ) Series 2008A
0.32%, 4/01/38 (f)	925	925,000
Florida Mun Pwr Agy Series 2008
0.32%, 10/01/35 (f)	6,700	6,700,000

		7,625,000

Nebraska - 0.0%
Douglas Cnty NE Hosp Auth #2 (Childrens Hospital) Series 2008A
0.30%, 8/15/32 (f)	1,500	1,500,000

Pennsylvania - 0.2%
Lancaster Cnty PA Hosp Auth (Lancaster Area Swr Auth PA) Series 2008
0.36%, 7/01/41 (f)	8,835	8,835,000

South Carolina - 0.0%
South Carolina Jobs EDA (Ashley Hall Fndtn)
0.32%, 12/01/36 (f)	1,000	1,000,000

Tennessee - 0.1%
Clarksville TN Pub Bldg Auth (Met Govt Nashville Dav TN) Series 2008
0.32%, 7/01/26 (f)	4,985	4,985,000

Virginia - 0.2%
Albemarle Cnty VA EDA Series 2009
0.32%, 3/01/39 (f)	7,200	7,200,000
Norfolk VA Redev & Hsg Auth (Old Dominion Univ Real Estate Fndtn) Series 2008
0.32%, 8/01/33 (f)	700	700,000

		7,900,000

West Virginia - 0.1%
West Virginia Hosp Fin Auth (West Virginia United Hlth Sys) Series 2008A
0.32%, 6/01/41 (f)	1,900	1,900,000

Total Short-Term Municipal Notes (cost $80,185,000)		80,185,000

Total Investments - 99.0% (cost $4,671,311,546) (g)		4,708,779,697
Other assets less liabilities - 1.0%		47,258,839

Net Assets - 100.0%		$4,756,038,536

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$22,255	2/12/12	SIFMA	*	3.548%	$1,261,976

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2009.

(b)	Variable rate coupon, rate shown as of June 30, 2009.

(c)	Illiquid security.

(d)	Security is in default and is non-income producing.

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2009.

(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $142,326,913 and gross unrealized depreciation of investments was $(104,858,762), resulting in net unrealized appreciation of $37,468,151.

As of June 30, 2009, the Portfolio held 42.8% of net assets in insured bonds (of this amount 2.7% represents the Portfolio’s holding in pre-refunded insured bonds). 21.4% of the Portfolio’s insured bonds were insured by MBIA.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

ACA	- ACA Financial Guaranty Corporation
AMBAC	- Ambac Assurance Corporation
ASSURED GTY	- Assured Guaranty Ltd.
CDA	- Community Development Authority
CDD	- Community Development District
CFD	- Community Facilities District
COP	- Certificate of Participation
CSD	- Central/Community School District
DOT	- Department of Transportation
EDA	- Economic Development Agency
EDC	- Economic Development Corporation
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GAN	- Grant Anticipation Note
GNMA	- Government National Mortgage Association
GO	- General Obligation
HDC	- Housing Development Corporation
HFA	- Housing Finance Authority
ID	- Improvement District
IDA	- Industrial Development Authority/Agency
ISD	- Independent School District
LID	- Local Improvement District
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
PCR	- Pollution Control Revenue Bond
Q-SBLF	- Qualified School Bond Loan Fund
SD	- School District
SFMR	- Single Family Mortgage Revenue

SRF	- State Revolving Fund
SSA	- Special Services Area
ST GTD	- State Guaranteed
TRAN	- Tax & Revenue Anticipation Note
UPMC	- University of Pittsburgh Medical Center
USD	- Unified School District

Intermediate Diversified Municipal Portfolio

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$4,708,779,697	$—	$4,708,779,697

Total Investments in Securities	—	4,708,779,697	—	4,708,779,697

Other Financial Instruments*	—	1,261,976	—	1,261,976

	$—	$4,710,041,673	$—	$4,710,041,673

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments	Total
Balance as of 9/30/08	$451,472	$451,472
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(451,472)	(451,472)
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3		—

Balance as of 6/30/09	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund, Inc.

By:	/s/ Marilyn Fedak
Marilyn Fedak
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marilyn Fedak
Marilyn Fedak
President

Date:	August 20, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2009